As filed with the Securities and Exchange Commission on October 3, 2017

1933 Act File No. 333-34122

1940 Act File No. 811-09877

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 47 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 49 ☒

CALVERT RESPONSIBLE INDEX SERIES, INC.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Ave NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

(202) 238-2200
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Calvert Index Funds

Prospectus Dated
February 1, 2017
as revised October 3, 2017

Responsible Index Funds	Class (Ticker)
Calvert U.S. Large Cap Core Responsible Index Fund	A (CSXAX)	C (CSXCX)	Y (CISYX)	I (CISIX)	R6 (CSXRX)
Calvert U.S. Large Cap Growth Responsible Index Fund	A (CGJAX)	C (CGJCX)	Y (CGJYX)	I (CGJIX)
Calvert U.S. Large Cap Value Responsible Index Fund	A (CFJAX)	C (CFJCX)	Y (CFJYX)	I (CFJIX)
Calvert U.S. Mid Cap Core Responsible Index Fund	A (CMJAX)	C (CMJCX)	Y (CMJYX)	I (CMJIX)
Calvert Developed Markets Ex-U.S. Responsible Index Fund	A (CDHAX)	C (CDHCX)	Y (CDHYX)	I (CDHIX)
Other Index Funds
Calvert Global Energy Solutions Fund	A (CGAEX)	C (CGACX)	Y (CGAYX)	I (CAEIX)
Calvert Global Water Fund	A (CFWAX)	C (CFWCX)	Y (CFWYX)	I (CFWIX)

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders.  Please save it for reference.

Table of Contents

Fund Summaries	4
Calvert U.S. Large Cap Core Responsible Index Fund	4
Calvert U.S. Large Cap Growth Responsible Index Fund	9
Calvert U.S. Large Cap Value Responsible Index Fund	14
Calvert U.S. Mid Cap Core Responsible Index Fund	19
Calvert Developed Markets Ex-U.S. Responsible Index Fund	24
Calvert Global Energy Solutions Fund	29
Calvert Global Water Fund	35
More Information On Investment Strategies and Risks	41
Portfolio Holdings	44
About Responsible Investing	44
Management of Fund Investments	45
About Calvert Research and Management	45
Portfolio Managers	46
Advisory Fees	46
Shareholder Information	47
How to Buy Shares	47
Getting Started—Before You Open an Account	47
Choosing a Share Class	48
Reduced Sales Charges (sales load breakpoints/discount)	50
Reinstatement Privilege	52
Distribution and Service Fees	52
Arrangements with Broker/Dealers and Other Financial Intermediaries	53
How to Open an Account	54
Subsequent Investments	55
How Shares are Priced	56
When Your Account will be Credited	56
How to Sell Shares	57
Other Features/Policies (Exchanges, Market Timing Policy, etc.)	58
Dividends, Capital Gains and Taxes	61
Disclaimers	62
Glossary of Certain Investment Risks	63

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Financial Highlights	64
Calvert U.S. Large Cap Core Responsible Index Fund	64
Calvert U.S. Large Cap Growth Responsible Index Fund	68
Calvert U.S. Large Cap Value Responsible Index Fund	72
Calvert U.S. Mid Cap Core Responsible Index Fund	76
Calvert Developed Markets Ex-U.S. Responsible Index Fund	80
Calvert Global Energy Solutions Fund	84
Calvert Global Water Fund	88
Appendix A – The Calvert Principles for Responsible Investment	92
Appendix B – Financial Intermediary Sales Charge Variations	94

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Fund Summaries

Calvert U.S. Large Cap Core Responsible Index Fund

Investment Objective

The Fund seeks to track the performance of the Calvert U.S. Large Cap Core Responsible Index (the “Index”), which measures the investment return of large-capitalization stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 50 of this Prospectus, and under “Method of Distribution” on page 28 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I	Class R6
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I	Class R6
Management fees(3)	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None	None
Other expenses (4)	0.18%	0.25%	0.21%	0.10%	0.10%
Total annual fund operating expenses	0.70%	1.52%	0.48%	0.37%	0.37%
Less fee waiver and/or expense reimbursement (5)	(0.16)%	(0.23)%	(0.19)%	(0.18)%	(0.18) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.54%	1.29%	0.29%	0.19%	0.19%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.25%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the fiscal year ended September 30, 2016 ..

(4)

Estimated for class R6.

(5)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.54% for Class A, 1.29% for Class C, 0.29% for Class Y , 0.19% for Class I and 0.19% for Class R6 .. This expense reimbursement will continue through January 31, 2019 .. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($100,000 in the case of Class I shares and $1,000,000 in the case of Class R6 shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$528	$673	$831	$1,290	$528	$673	$831	$1,290
Class C shares	$231	$458	$807	$1,793	$131	$458	$807	$1,793
Class Y shares	$30	$135	$250	$585	$30	$135	$250	$585
Class I shares	$195	$1,006	$1,895	$4,504	$195	$1,006	$1,895	$4,504
Class R6 shares	$1,946	$10,065	$18,953	$45,035	$1,946	$10,065	$18,953	$45,035

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of its portfolio’s average value.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert U.S. Large Cap Core Responsible Index.  The Index is composed of companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment (the “Calvert Principles”) and are selected from the universe of companies included in the S-Network U.S. Equity Large/Mid-Cap 1000 Index (formerly, S-Network U.S. Equity Large Cap 1000 Index). The S-Network U.S. Equity Large/Mid-Cap 1000 Index is a capitalization-weighted, float-adjusted equity index comprised of the 1000 largest stocks of companies domiciled in the United States, excluding real estate investment trusts, master limited partnerships, and similar types of securities.  As of December 31, 2016, the Index included 724 companies, and the market capitalization ranged from $1.5 billion to $618.0 billion with a weighted average market capitalization of $130.2 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from CRM’s evaluation of an issuer’s conduct relative to the Calvert Principles. The Index is reconstituted semi-annually and is rebalanced quarterly.

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies.

The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Responsible Investing. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Principal Risks

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible it will not be able to match the performance of the index exactly.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with two broad-based securities market indices.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 18.19% for the quarter ended June 30, 2009 and the lowest quarterly return was -25.52% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	5.09%	13.63%	5.82%
Class A Return After Taxes on Distributions	4.04%	12.69%	5.30%
Class A Return After Taxes on Distributions and Sale of Class A Shares	3.64%	10.86%	4.62%
Class C Return Before Taxes	8.53%	13.80%	5.37%
Class Y Return Before Taxes	10.60%	14.85%	6.39%
Class I Return Before Taxes	10.71%	15.28%	6.88%
Class R6 Return Before Taxes	10.71%	15.28%	6.88%
Calvert U.S. Large Cap Core Responsible Index (reflects no deduction for fees, expenses or taxes)	11.03%	15.66%	7.39%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	7.08%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to July 13, 2012 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes .. Performance results for Class R6 prior to October 2, 2017 (the Class R6 share’s inception date) reflect the performance of Class I at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Manager.  The Fund is managed by Thomas C. Seto, Vice President of CRM, who has managed the Fund since December 31, 2016.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $5,000

IRA Accounts       $2,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $10,000

IRA Accounts       $2,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$100,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A
Class R6

$1,000,000

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; private banks and their affiliates; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies.

There is no initial investment minimum for: employer sponsored retirement plans; private banks and their affiliates, provided the aggregate value of their assets under management invested in Calvert funds is at least $1,000,000; and investment companies sponsored by the Eaton Vance organization. For all other eligible investors, the initial investment must be at least $1,000,000.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I and R6 Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.  Class R6 shares may also be purchased through a financial intermediary.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Growth Responsible Index Fund

Investment Objective

The Fund seeks to track the performance of the Calvert U.S. Large Cap Growth Responsible Index (the “Index”), which measures the investment return of large-capitalization stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.  More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 49 of this Prospectus, and under “Method of Distribution” on page 28 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.27%	0.27%	0.27%	0.27%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.96%	2.81%	0.88%	0.38%
Total annual fund operating expenses	1.48%	4.08%	1.15%	0.65%
Less fee waiver and/or expense reimbursement(4)	(0.91)%	(2.76)%	(0.83)%	(0.43)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.57%	1.32%	0.32%	0.22%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.25%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.57%, 1.32%, 0.32% and 0.22% for Class A, Class C, Class Y and Class I, respectively. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.12% of the administrative fee through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($100,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$530	$835	$1,162	$2,085	$530	$835	$1,162	$2,085
Class C shares	$234	$988	$1,858	$4,103	$134	$988	$1,858	$4,103
Class Y shares	$33	$283	$553	$1,323	$33	$283	$553	$1,323
Class I shares	$225	$1,647	$3,196	$7,696	$225	$1,647	$3,196	$7,696

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of its portfolio’s average value.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert U.S. Large Cap Growth Responsible Index.  The Index is composed of companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment (the “Calvert Principles”) and are selected from the universe of companies included in the S-Network U.S. Equity Large/Mid-Cap 1000 Index (formerly S-Network U.S. Equity Large Cap 1000 Index). The S-Network U.S. Equity Large/Mid-Cap 1000 Index is a capitalization-weighted, float-adjusted equity index comprised of the 1000 largest stocks of companies domiciled in the United States, excluding real estate investment trusts, master limited partnerships, and similar types of securities. Securities of companies in the S-Network U.S. Equity Large/Mid-Cap 1000 Index that operate their businesses in a manner that is consistent with the Calvert Principles are scored and ranked for growth factors to determine placement and weight in the Index. As of December 31, 2016, the Index included 506 companies, and the market capitalization ranged from $1.5 billion to $546.1 billion with a weighted average market capitalization of $127.3 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from CRM’s evaluation of an issuer’s conduct relative to the Calvert Principles. The Index is reconstituted semi-annually and is rebalanced quarterly.

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies.

The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Calvert Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Growth Investing. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow or other similar criteria.  These stocks typically have low dividend yields and above-average prices in relation to measures such as earnings and book value.

Responsible Investing. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible it will not be able to match the performance of the index exactly.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The return in the bar chart is for Class A shares and does not reflect a sales charge.  If the sales charge was reflected, the return would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the period from December 31, 2015 through December 31, 2016, the highest quarterly total return for Class A was 6.72% for the quarter ended December 31, 2015 and the lowest quarterly return was -0.55% for the quarter ended December 31, 2016.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Average Annual Total Returns as of December 31, 2016	One Year	Life of Fund
Class A Return Before Taxes	-0.89%	-1.26%
Class A Return After Taxes on Distributions	-1.21%	-1.54%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-0.82%	-1.09%
Class C Return Before Taxes	2.30%	1.18%
Class Y Return Before Taxes	4.35%	2.19%
Class I Return Before Taxes	4.44%	2.29%
Calvert U.S. Large Cap Growth Responsible Index (reflects no deduction for fees, expenses or taxes)	4.63%	2.49%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	4.16%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A, Class C, Class Y and Class I commenced operations on June 19, 2015.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Manager.  The Fund is managed by Thomas C. Seto, Vice President of CRM, who has managed the Fund since December 31, 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $5,000

IRA Accounts       $2,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $10,000

IRA Accounts       $2,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Class I

$100,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Value Responsible Index Fund

Investment Objective

The Fund seeks to track the performance of the Calvert U.S. Large Cap Value Responsible Index (the “Index”), which measures the investment return of large-capitalization stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 49 of this Prospectus, and under “Method of Distribution” on page 28 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.27%	0.27%	0.27%	0.27%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.34%	6.21%	0.52%	0.24%
Total annual fund operating expenses	0.86%	7.48%	0.79%	0.51%
Less fee waiver and/or expense reimbursement(4)	(0.29)%	(6.16)%	(0.47)%	(0.29)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.57%	1.32%	0.32%	0.22%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.25%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.57%, 1.32%, 0.32% and 0.22% for Class A, Class C, Class Y and Class I, respectively. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.12% of the administrative fee through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($100,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$530	$709	$902	$1,460	$530	$709	$902	$1,460
Class C shares	$234	$1,647	$3,086	$6,382	$134	$1,647	$3,086	$6,382
Class Y shares	$33	$205	$392	$934	$33	$205	$392	$934
Class I shares	$225	$1,343	$2,562	$6,125	$225	$1,343	$2,562	$6,125

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of its portfolio’s average value.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert U.S. Large Cap Value Responsible Index. The Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”) and are selected from the universe of companies included in the S-Network U.S. Equity Large/Mid-Cap 1000 Index (formerly, S-Network U.S. Equity Large Cap 1000 Index). The S-Network U.S. Equity Large/Mid-Cap 1000 Index is a capitalization-weighted, float-adjusted equity index comprised of the 1000 largest stocks of companies domiciled in the United States, excluding real estate investment trusts, master limited partnerships, and similar types of securities. Securities of companies in the S-Network U.S. Equity Large/Mid-Cap 1000 Index that operate their businesses in a manner that is consistent with the Calvert Principles are scored and ranked for value factors to determine placement and weight in the Index.  As of December 31, 2016, the Index included 507 companies, and the market capitalization ranged from $1.8 billion to $618.0 billion with a weighted average market capitalization of $129.6 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from CRM’s evaluation of an issuer’s conduct relative to the Calvert Principles. The Index is reconstituted semi-annually and is rebalanced quarterly.

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies.

The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Value Investing. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures.  They may include companies that are temporarily out of favor with the market or that may have experienced adverse business developments but that have the potential for growth.

Responsible Investing. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible it will not be able to match the performance of the index exactly.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The return in the bar chart is for Class A shares and does not reflect a sales charge.  If the sales charge was reflected, the return would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the period from December 31, 2015 through December 31, 2016, the highest quarterly total return for Class A was 7.54% for the quarter ended December 31, 2016 and the lowest quarterly return was 0.92% for the quarter ended March 31, 2016.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Average Annual Total Returns as of December 31, 2016	One Year	Life of Fund
Class A Return Before Taxes	11.25%	2.27%
Class A Return After Taxes on Distributions	10.34%	1.57%
Class A Return After Taxes on Distributions and Sale of Class A Shares	8.16%	1.41%
Class C Return Before Taxes	14.93%	4.78%
Class Y Return Before Taxes	17.02%	5.79%
Class I Return Before Taxes	17.20%	5.92%
Calvert U.S. Large Cap Value Responsible Index (reflects no deduction for fees, expenses or taxes)	17.74%	6.35%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	17.34%	7.05%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A, Class C, Class Y and Class I commenced operations on June 19, 2015.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Manager.  The Fund is managed by Thomas C. Seto, Vice President of CRM, who has managed the Fund since December 31, 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $5,000

IRA Accounts       $2,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $10,000

IRA Accounts       $2,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Class I

$100,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Mid Cap Core Responsible Index Fund

Investment Objective

The Fund seeks to track the performance of the Calvert U.S. Mid Cap Core Responsible Index (the “Index”), which measures the investment return of mid-capitalization stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 49 of this Prospectus, and under “Method of Distribution” on page 28 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.27%	0.27%	0.27%	0.27%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	2.70%	16.30%	3.68%	2.47%
Total annual fund operating expenses	3.22%	17.57%	3.95%	2.74%
Less fee waiver and/or expense reimbursement(4)	(2.65)%	(16.25)%	(3.63)%	(2.52)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.57%	1.32%	0.32%	0.22%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.25%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.57%, 1.32%, 0.32% and 0.22% for Class A, Class C, Class Y and Class I, respectively. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.12% of the administrative fee through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($100,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$530	$1,183	$1,858	$3,655	$530	$1,183	$1,858	$3,655
Class C shares	$234	$3,334	$5,780	$9,662	$134	$3,334	$5,780	$9,662
Class Y shares	$33	$868	$1,722	$3,935	$33	$868	$1,722	$3,935
Class I shares	$225	$6,098	$12,239	$28,847	$225	$6,098	$12,239	$28,847

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of its portfolio’s average value.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert U.S. Mid Cap Core Responsible Index.  The Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”) and are selected from the universe of companies included in the S-Network U.S. Equity Mid-Cap 800 Index. The S-Network U.S. Equity Mid-Cap 800 Index is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for mid-cap stocks that are traded in the U.S. markets.  As of December 31, 2016, the Index included 585 companies, and the market capitalization ranged from $1.5 billion to $33.5 billion with a weighted average market capitalization of $11.0 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from CRM’s evaluation of an issuer’s operations relative to the Calvert Principles. The Index is reconstituted semi-annually and is rebalanced quarterly.

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies.

The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Responsible Investing. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible it will not be able to match the performance of the index exactly.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The return in the bar chart is for Class A shares and does not reflect a sales charge.  If the sales charge was reflected, the return would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the period from December 31, 2015 through December 31, 2016, the highest quarterly total return for Class A was 5.20% for the quarter ended September 30, 2016 and the lowest quarterly return was 1.91% for the quarter ended March 31, 2016.

Average Annual Total Returns as of December 31, 2016	One Year	Life of Fund
Class A Return Before Taxes	9.30%	5.10%
Class A Return After Taxes on Distributions	8.45%	4.29%
Class A Return After Taxes on Distributions and Sale of Class A Shares	6.70%	3.52%
Class C Return Before Taxes	12.85%	8.75%
Class Y Return Before Taxes	14.98%	9.82%
Class I Return Before Taxes	15.13%	9.95%
Calvert U.S. Mid Cap Core Responsible Index (reflects no deduction for fees, expenses or taxes)	15.72%	10.47%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	13.80%	9.36%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A, Class C, Class Y and Class I commenced operations on October 30, 2015.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Manager.  The Fund is managed by Thomas C. Seto, Vice President of CRM, who has managed the Fund since December 31, 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $5,000

IRA Accounts       $2,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $10,000

IRA Accounts       $2,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$100,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Investment Objective

The Fund seeks to track the performance of the Calvert Developed Markets Ex-U.S. Responsible Index (the “Index”), which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 49 of this Prospectus, and under “Method of Distribution” on page 28 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.27%	0.27%	0.27%	0.27%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	5.04%	19.43%	5.39%	4.57%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	5.57%	20.71%	5.67%	4.85%
Less fee waiver and/or expense reimbursement(4)	(4.94)%	(19.33)%	(5.29)%	(4.57)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.63%	1.38%	0.38%	0.28%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.25%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.62%, 1.37%, 0.37% and 0.27% for Class A, Class C, Class Y and Class I, respectively. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.12% of the administrative fee through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($100,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$536	$1,637	$2,726	$5,394	$536	$1,637	$2,726	$5,394
Class C shares	$240	$3,785	$6,374	$10,024	$140	$3,785	$6,374	$10,024
Class Y shares	$39	$1,217	$2,380	$5,219	$39	$1,217	$2,380	$5,219
Class I shares	$287	$10,460	$20,663	$46,307	$287	$10,460	$20,663	$46,307

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of its portfolio’s average value.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert Developed Markets Ex-U.S. Responsible Index. The Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment (the “Calvert Principles”) and are selected from the universe of companies included in the S-Network Developed International 1000 Index. The S-Network Developed International 1000 Index is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for stocks of companies located in major markets in Europe, the Pacific, Asia and Canada. As of December 31, 2016, the Index included 676 companies, and the market capitalization ranged from $1.2 billion to $223.7 billion with a weighted average market capitalization of approximately $45.5 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from CRM’s evaluation of an issuer’s conduct relative to the Calvert Principles. The Index is reconstituted semi-annually and is rebalanced quarterly.

The Fund may enter into foreign currency transactions in the course of purchasing and selling foreign currency denominated securities in order to track, as closely as possible, the performance of the Index.

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies.

The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Responsible Investing. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible it will not be able to match the performance of the index exactly.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself.  The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of two broad-based securities market indices.  The return in the bar chart is for Class A shares and does not reflect a sales charge.  If the sales charge was reflected, the return would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the period from December 31, 2015 through December 31, 2016, the highest quarterly total return for Class A was 6.09% for the quarter ended September 30, 2016 and the lowest quarterly return was -2.34% for the quarter ended December 31, 2016.

Average Annual Total Returns as of December 31, 2016	One Year	Life of Fund
Class A Return Before Taxes	-4.62%	-5.79%
Class A Return After Taxes on Distributions	-5.54%	-6.59%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-3.93%	-4.77%
Class C Return Before Taxes	-1.60%	-2.48%
Class Y Return Before Taxes	0.40%	-1.51%
Class I Return Before Taxes	0.50%	-1.41%
Calvert Developed Markets Ex-U.S. Responsible Index (reflects no deduction for fees, expenses or taxes)	0.67%	-1.61%
MSCI World ex USA Index (reflects net dividends, which reflects the deduction of withholding taxes)	2.75%	-0.60%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Class A, Class C, Class Y and Class I commenced operations on October 30, 2015. (Source for the MSCI World Ex USA Index: MSCI.) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Manager.  The Fund is managed by Thomas C. Seto, Vice President of CRM, who has managed the Fund since December 31, 2016.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $5,000

IRA Accounts       $2,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $10,000

IRA Accounts       $2,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$100,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Global Energy Solutions Fund

Investment Objective

The Fund seeks to track the performance of the Calvert Global Energy Research Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 49 of the Prospectus, and under “Method of Distribution” on page 42 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.87%	0.87%	0.87%	0.87%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.67%	0.72%	0.50%	2.75%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.81%	2.61%	1.39%	3.64%
Less fee waiver and/or expense reimbursement(4)	(0.51)%	(0.56)%	(0.34)%	(2.69)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.30%	2.05%	1.05%	0.95%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.28% for Class A, 2.03% for Class C, 1.03% for Class Y and 0.93% for Class I. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$601	$970	$1,363	$2,461	$601	$970	$1,363	$2,461
Class C shares	$308	$758	$1,335	$2,903	$208	$758	$1,335	$2,903
Class Y shares	$107	$407	$728	$1,639	$107	$407	$728	$1,639
Class I shares	$9,692	$86,474	$165,359	$372,152	$9,692	$86,474	$165,359	$372,152

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of its portfolio’s average value.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Global Energy Research Index (the “Index”).  The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself.  The Fund concentrates (invests more than 25% of its total assets) in the sustainable energy solutions industry and normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions or that are significantly involved in the sustainable energy solutions sector.  The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.  The companies in which the Fund invests operate businesses, business units or business lines that (i) contribute to growth and innovation in renewable energy industries and the commercial adoption of renewable energy sources, including solar, wind, biomass, waste-to-energy, geothermal, biofuels, hydropower, and landfill gas recovery, (ii) manufacture technologies that minimize greenhouse gas emissions, (iii) provide energy storage solutions, (iv) distribute energy produced from renewable energy sources, (v) deliver products and services that improve energy efficiency and reduce greenhouse gas emissions across economic sectors, (vi) demonstrate leadership in the most energy-intensive industries through the minimization of their energy use and carbon footprint, (vii) are electric utility and independent power producers that are leading the transition from fossil fuels to renewable energy, and (viii) contribute to the electrification of the transportation system.  The Fund does not invest in companies with significant fossil fuel reserves (including natural gas reserves) and seeks to minimize its exposure to fossil fuel extraction and nuclear energy production.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many companies operating in the sustainable energy solutions sector are at a relatively early stage of development.  Up to 5% of the Fund may be invested in High Social Impact Investments and Special Equities that provide financing to address global energy challenges.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Calvert Global Energy Research Index.  The Calvert Global Energy Research Index is a proprietary index that is owned by CRM.  It is composed of companies that manage energy use in a sustainable manner or that are actively engaged in facilitating the transition to a more sustainable economy through the reduction of greenhouse gas emissions and the expanded use of renewable energy sources.   The Index universe consists of companies that satisfy minimum market capitalization and liquidity thresholds and are significantly involved in business activities in the sustainable energy solutions sector that are consistent with the Calvert Principles for Responsible Investment.  A company is significantly involved in business activities in the sustainable energy solutions sector if (i) at least 30 percent of its total annual revenue or earnings is derived from business activities involving the production and/or distribution of renewable energy including solar, wind, biomass, waste-to-energy, geothermal, biofuels, hydropower, and landfill gas recovery (“Renewable Energy Producers/Distributors”), the manufacture of technologies and/or products that enable the transition away from fossil fuels or that reduce energy consumption, including power storage, smart grid applications, and carbon capture technologies (“Technology Providers”), or the provision of products and services that improve energy efficiency for residential or commercial use (“Energy Efficiency Providers”), (ii) it is a leader in energy efficiency and/or the use of renewable energy in the most energy intensive industries, such as the cement and steel industries (“Energy Use Leaders”), or (iii) it provides solutions that address global energy challenges, as outlined by the United Nations Sustainable Development Goals (“Energy Innovators”).  Renewable Energy Producers/Distributors, Technology Providers, Energy Efficiency Providers and Energy Use Leaders must have, at the time of each Index reconstitution, a minimum market capitalization of $200 million, a minimum float-adjusted market capitalization of $150 million, and a 20-day average daily trading volume of at least $750,000.  Energy Innovators must have, at the time of each Index reconstitution, a minimum market capitalization of $50 million, float that equals or exceeds 30 percent of the issued and outstanding shares of the company, and a 20-day average daily trading volume of at least $300,000.

At each Index reconstitution Renewable Energy Producers/Distributors, Technology Providers, and Energy Efficiency Providers will each represent approximately one-quarter of the total market value of the Index, and, within each category, each constituent will be further weighted based on the natural logarithm of its market capitalization, subject to a maximum weight for each constituent equal to 5 percent of the total market capitalization of the Index.  This weighting methodology seeks to limit the potential for large-cap and mega large-cap names to dominate the Index while allowing for increased exposure to small-cap and micro-cap

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017 names.  At each Index reconstitution, the Energy Use Leaders and Energy Innovators will together comprise approximately one-quarter of the Index, subject to a combined maximum for these two categories of 50 constituents that will be equal-weighted.  The number of companies in the Index will change over time due to company mergers or changes resulting from CRM’s evaluation of an issuer’s conduct relative to the responsible investment principles.  The Index is reconstituted annually and is rebalanced quarterly.

At each Index reconstitution, at least 40% of the total market value of the Index or, if the Adviser determines conditions are not favorable, at least 30% of the total market value of the Index, will be comprised of foreign securities.  Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated.  All Index constituents must be listed on a stock exchange in either a developed country or an emerging market country.  Although the constitution of the Index is not based on a predetermined geographic allocation, at each reconstitution and rebalancing the Index will include issuers from at least three different countries (including the United States).  Most Index constituents will be domiciled in, and generate revenue in, developed countries, but emerging market companies may comprise up to 20% of the Index.

At each Index reconstitution and rebalancing at least 40% of the total market value of the Index will have economic exposure to the sustainable energy solutions sector through (i) the percentage of revenues or earnings of the Index constituents that are generated from products, services or technologies related to sustainable energy solutions or (ii) the percentage of assets of the Index constituents that are utilized to produce those products, deliver those services, or deploy those technologies.

Responsible Investing. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible it will not be able to match the performance of the index exactly.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Sustainable Energy Solutions Industry Risk. The sustainable energy solutions industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments’ policies towards sustainable energy solutions also may adversely affect Fund performance.

Concentration Risk. A downturn in the sustainable energy solutions industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with two sector indices, a spliced benchmark and a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

For the period from December 31, 2007 through December 31, 2016, the highest quarterly total return for Class A was 28.24% for the quarter ended June 30, 2009 and the lowest quarterly return was -33.93% for the quarter ended December 31, 2008.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Life of Fund
Class A Return Before Taxes	-12.10%	1.82%	-9.39%
Class A Return After Taxes on Distributions	-12.50%	1.71%	-9.43%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-9.40%	1.35%	-6.30%
Class C Return Before Taxes	-9.31%	1.87%	-9.75%
Class Y Return Before Taxes	-7.53%	3.09%	-8.79%
Class I Return Before Taxes	-7.24%	3.36%	-8.50%
Calvert Global Energy Research Spliced Benchmark	-0.56%	9.14%	-7.16%
Ardour Global Alternative Energy Index (Composite) (reflects no deduction for fees, expenses or taxes)	-2.89%	8.62%	-7.39%
MSCI All Country World Index (reflects net dividends, which reflects the deduction of withholding taxes)	7.86%	9.36%	2.67%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Effective October 4, 2016, the Fund changed its Investment Objective and Principal Investment Strategies to track the Calvert Global Energy Research Index and implement the Calvert Principles for Responsible Investment. Prior to October 4, 2016, the Fund employed an active management strategy.  Class A and Class I commenced operations on May 31, 2007.  Performance results for Class C shares prior to July 31, 2007 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A.  Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A. The Calvert Global Energy Research Spliced Benchmark is comprised of the Ardour Global Alternative Energy Index prior to October 4, 2016 and the Calvert Global Energy Research Index thereafter.  The Calvert Global Energy Research Index incepted on July 15, 2016.  Its cumulative total return from inception through December 31, 2016 was 0.80%.  (Source for the MSCI All Country World Index: MSCI.)  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers.

Thomas C. Seto, Vice President of CRM, has managed the Fund since December 31, 2016.

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since October 2016.

Jade Huang, Vice President of CRM, has managed the Fund since October 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2,000

IRA Accounts       $1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Class Y

Regular accounts  $2,000

IRA Accounts       $1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Global Water Fund

Investment Objective

The Fund seeks to track the performance of the Calvert Global Water Research Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 49 of the Prospectus, and under “Method of Distribution” on page 42 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.37%	0.34%	0.26%	0.62%
Total annual fund operating expenses	1.47%	2.19%	1.11%	1.47%
Less fee waiver and/or expense reimbursement(4)	(0.19)%	(0.16)%	(0.08)%	(0.54)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.28%	2.03%	1.03%	0.93%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.28% for Class A, 2.03% for Class C, 1.03% for Class Y and 0.93% for Class I. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$599	$900	$1,222	$2,133	$599	$900	$1,222	$2,133
Class C shares	$306	$670	$1,160	$2,511	$206	$670	$1,160	$2,511
Class Y shares	$105	$345	$604	$1,345	$105	$345	$604	$1,345
Class I shares	$9,489	$41,175	$75,138	$171,107	$9,489	$41,175	$75,138	$171,107

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of its portfolio’s average value.

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Global Water Research Index (the “Index”).  The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself.  The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector and normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water-related services or technologies.  The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.  The companies in which the Fund invests operate businesses, business units or business lines that (i) provide clean drinkable water or wastewater management, (ii) manufacture products, such as pumps, pipes and valves, and provide services that help to cultivate clean water infrastructure systems, (iii) manufacture products or provide services related to the construction, planning, design, or engineering of infrastructure that improves water efficiency and/or delivery, (iv) develop, manufacture, distribute and/or install equipment or technologies for the treatment, separation and purification of water, including membranes, ultra-violet, desalination, filtration, ion exchange, and biological treatment, (v) offer technologies that promote water conservation and the efficient use of water, such as metering or recycling, (vi) are leaders in water efficiency or water re-use in high-intensity water industries, or (vii) provide innovative solutions to global water challenges.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many companies operating in the water-related sector are at a relatively early stage of development.  Up to 4% of the Fund may be invested in High Social Impact Investments and Special Equities that provide financing to address global water challenges.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Calvert Global Water Research Index.  The Calvert Global Water Research Index is a proprietary index that is owned by CRM.  It is composed of companies that manage water use in a sustainable manner and are actively engaged in expanding access to water, improving water quality, promoting the efficient use of water, or providing solutions that address other global water challenges.  The Index universe consists of companies that satisfy minimum market capitalization and liquidity thresholds and are significantly involved in water-related business activities that are consistent with the Calvert Principles for Responsible Investment.  A company is significantly involved in a water-related business activity if (i) at least 30 percent of its total annual revenue or earnings is derived from business activities in either the water utilities or water distribution sectors (“Water Utilities”), the water infrastructure sector (“Water Infrastructure Providers”), or water treatment or water technology sectors (“Water Technology Providers”), (ii) it is a leader in water efficiency or water re-use in a water-intensive industry, which may include the food products, paper and semiconductor industries (“Water Use Leaders”), or (iii) it provides solutions that address global water challenges, as outlined by the United Nations Sustainability Development Goals (“Water Innovators”).  Water Utilities, Water Infrastructure Providers, Water Technology Providers and Water Use Leaders must have, at the time of each Index reconstitution, a minimum market capitalization of $200 million, a minimum float-adjusted market capitalization of $150 million, and a 20-day average daily trading volume of at least $750,000.  Water Innovators must have, at the time of each Index reconstitution, a minimum market capitalization of $50 million, float that equals or exceeds 30 percent of the issued and outstanding shares of the company, and a 20-day average daily trading volume of at least $300,000.

At each Index reconstitution Water Utilities, Water Infrastructure Providers, and Water Technology Providers will each represent approximately one-quarter of the total market value of the Index, and, within each category, each constituent will be further weighted based on the natural logarithm of its market capitalization, subject to a maximum weight for each constituent equal to 5 percent of the total market capitalization of the Index.  This weighting methodology seeks to limit the potential for large-cap and mega large-cap names to dominate the Index while allowing for increased exposure to small-cap and micro-cap names.  At each Index reconstitution, the Water Use Leaders and Water Innovators will together comprise approximately one-quarter of the Index, subject to a combined maximum for these two categories of 50 constituents that will be equal-weighted.  The number of companies in the Index will change over time due to company mergers or changes resulting from CRM’s evaluation of an issuer's conduct relative to the responsible investment principles.  The Index is reconstituted annually and is rebalanced quarterly.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

At each Index reconstitution, at least 40% of the total market value of the Index or, if the Adviser determines conditions are not favorable, at least 30% of the total market value of the Index, will be comprised of foreign securities.  Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated.  All Index constituents must be listed on a stock exchange in either a developed country or an emerging market country.  Although the constitution of the Index is not based on a predetermined geographic allocation, at each reconstitution and rebalancing the Index will include issuers from at least three different countries (including the United States).  Most Index constituents will be domiciled in, and generate revenue in, developed countries, but emerging market companies may comprise up to 20% of the Index.

At each Index reconstitution and rebalancing at least 40% of the total market value of the Index will have economic exposure to the water sector through (i) the percentage of revenues or earnings of the Index constituents that are generated from water-related products, services or technologies or (ii) the percentage of assets of the Index constituents that are utilized to produce those products, deliver those services, or deploy those technologies.

Responsible Investing. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible it will not be able to match the performance of the index exactly.

Water Sector Risk. Stocks that comprise the water-related sector may fall in value.

Water Industry Risks. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with two sector indices, a spliced benchmark and a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.calvert.com.

During the period from December 31, 2008 to December 31, 2016, the highest quarterly total return for Class A was 25.55% for the quarter ended June 30, 2009 and the lowest quarterly return was -15.39% for the quarter ended September 30, 2011.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Life of Fund
Class A Return Before Taxes	8.59%	8.33%	5.64%
Class A Return After Taxes on Distributions	8.59%	6.89%	4.41%
Class A Return After taxes on Distributions and Sale of Class A Shares	6.55%	6.03%	4.12%
Class C Return Before Taxes	12.15%	8.52%	5.35%
Class Y Return Before Taxes	14.29%	9.72%	6.52%
Class I Return Before Taxes	14.43%	9.71%	6.46%
Calvert Global Water Research Spliced Benchmark	19.29%	13.68%	8.85%
S-Network Global Water Index (reflects no deduction for fees, expenses or taxes)	19.20%	13.66%	8.84%
MSCI All Country World Index (reflects net dividends, which reflects the deduction of withholding taxes)	7.86%	9.36%	6.69%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Effective April 11, 2016, the Fund changed its Investment Objective and Principal Investment Strategies to track the Calvert Global Water Research Index and implement the Calvert Principles for Responsible Investment. Prior to April 11, 2016, the Fund employed an active management strategy.  Class A, Class C and Class I commenced operations on September 30, 2008.  Performance results for Class Y shares prior to January 31, 2014 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A. The Calvert Global Water Research Spliced Benchmark is comprised of the S-Network Global Water Index prior to May 31, 2016, and the Calvert Global Water Research Index thereafter.  The Calvert Global Water Research Index incepted on February 5, 2016.  Its cumulative total return from inception through December 31, 2016 was 22.81%.  (Source for the MSCI All Country World Index: MSCI.)  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers.

Thomas C. Seto, Vice President of CRM, has managed the Fund since December 31, 2016.

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since April 2016.

Jade Huang, Vice President of CRM, has managed the Fund since April 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2,000

IRA Accounts       $1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Class Y

Regular accounts  $2,000

IRA Accounts       $1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

More Information on Investment Strategies and Risks

Investment Objective

The investment objective of each Fund may be changed by the Fund’s Board of Directors without shareholder approval.

Further Description of Investment Strategies and Techniques

A concise description of each Fund’s principal investment strategies and principal risks is provided under the respective Fund Summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI. The “Glossary of Certain Investment Risks” provides more information about the risks that are referred to in this section.

The table below lists the maximum percentage limitations on certain types of Fund investments and strategies.  A description of these investments and strategies and principal risks appears on the pages that follow.

	Calvert U.S. Large Cap Core Responsible Index Fund	Calvert U.S. Large Cap Growth Responsible Index Fund	Calvert U.S. Large Cap Value Responsible Index Fund	Calvert U.S. Mid Cap Core Responsible Index Fund	Calvert Developed Markets Ex-U.S. Responsible Index Fund	Calvert Global Energy Solutions Fund	Calvert Global Water Fund
Investment Techniques
Indexing	µ	µ	µ	µ	µ	µ	µ
Temporary Defensive Positions	❑	❑	❑	❑	❑	❑	❑
Exchange-Traded Funds	❑	❑	❑	❑	❑	❑	❑
Securities Lending	❑	❑	❑	❑	❑	❑	❑
Securities
Stocks in General	µ	µ	µ	µ	µ	µ	µ
Foreign Securities	5N1	5N1	5N1	5N1	µ	µ	µ
Illiquid Securities	15N	15N	15N	15N	15N	15N	15N
Derivative Instruments
Currency Contracts	❑	❑	❑	❑	µ	5T	5T
Futures Contracts	5N2	5N2	5N2	5N2	5N2	5N2	5N2

(1)

The Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of investing at least 95% of its net assets in securities contained in its Index. The Index (and therefore the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on a major U.S. exchange.

(2)

Limitation applies to initial margin required to establish position.

Key to Table

µ	Portfolio currently uses as a principal investment strategy
❑	Permitted, but not a principal investment strategy
xN	Allowed up to x% of Fund’s net assets
xT	Allowed up to x% of Fund’s total assets

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. This information is supplemental to the information about risk in each Fund Summary. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) portfolio tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down.  Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. Certain indices place a greater emphasis on companies with a particular market capitalization or in a particular market sector, which may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/ underweightings may be out of favor in the market.

Risks: Opportunity and Market

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.

Risks: Correlation and Market

Securities Lending.  The Fund may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Risks: Credit and Market

Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign Securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Illiquid Securities. Securities that cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Derivative Instruments and Associated Risks

Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Futures Contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Opportunity and Regulatory

Explanation of Strategies Used by Certain Funds

All Funds

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts. To the extent a Fund uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Adviser or the Fund anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Adviser fail to use futures in accordance with Rule 4.5, then the Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Derivatives. The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, and currency forwards, whose values are derived, at least in part, from the value of one or more indicators, such as a security, asset, index or reference rate. Derivatives may be used to manage exposure to securities prices and foreign currencies; as an efficient means of increasing or decreasing the Fund’s exposure to certain markets; to protect the value of portfolio securities; and to serve as a cash management tool.

Securities Lending. The Fund may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral. All incremental income generated from such activities will be accrued to the Fund. Unless market practice otherwise permits, the collateral for any such permissible securities lending activities will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which in each case, are marked to market on a daily basis. There is a risk that the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Portfolio Holdings

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov. Fund portfolio holdings as of each month end normally are available on the Calvert website approximately 30 days after month end.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the Fund’s SAI.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

About Responsible Investing

Investment Selection Process

As described above, each Fund seeks to replicate a specific Calvert Responsible Index or, in the case of the Global Energy Solutions and Global Water Funds, a Calvert Research Index.  Companies included in an Index are evaluated under The Calvert Principles for Responsible Investment (included as an appendix to this Prospectus), which provide a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance.  CRM’s evaluation of a particular security’s responsible investing characteristics generally involves both quantitative and qualitative analysis.  In assessing investments, CRM generally focuses on the ESG factors relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment.  Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of CRM’s responsible investing criteria.  In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for CRM’s evaluation.  If there is insufficient information about an issuer’s ESG performance, CRM may determine to exclude the issuer from the Index.

A Fund may invest in a security before the Adviser has completed its evaluation of the security’s responsible investment characteristics if, in the opinion of the portfolio manager, the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) availability. Following any such investment in a security, the Adviser will evaluate the issuer to determine if it operates in a manner that is consistent with the Fund’s responsible investment criteria.  If the Adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria, the security will be sold in accordance with CRM’s procedures, at a time and in a manner that is determined to be in the best interests of shareholders.

As described above, each Fund may invest in cash, cash equivalents and ETFs. Such investments will generally not be subject to responsible investment analysis and will not be required to be consistent with the responsible investing principles otherwise applicable to investments made by the Fund. In addition, ETFs in which a Fund may invest may hold securities of issuers that do not operate in accordance with the Fund’s responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

CRM uses strategic engagement and shareholder advocacy to encourage positive change in companies. CRM’s activities may include, but are not limited to:

Dialogue with Companies.  CRM may initiate dialogue with management through phone calls, letters and in-person meetings. Through its interaction, CRM seeks to learn about management’s successes and challenges and to press for improvement on issues of concern.

Proxy Voting.  As a shareholder of the companies in its portfolio, each Fund typically has an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. CRM votes proxies consistent with the Fund proxy voting guidelines attached to this SAI.

Shareholder Resolutions.  CRM may propose that companies submit resolutions to their shareholders on a variety of ESG issues. CRM believes that submitting shareholder resolutions may help establish dialogue with management and encourage companies to take action.

Special Investment Programs

As part of its interest in fostering innovative ESG initiatives, each Fund may invest a small percentage of its net assets through special non-principal investment strategies – the High Social Impact Investments program and the Special Equities program.  Investments in High Social Impact Investments and Special Equities are not included in the Index, and the Fund’s performance may deviate from the Index as a result.

High Social Impact Investments Program.  Each Fund may invest up to 1% of its net assets (up to 3% for the Calvert Global Energy Solutions Fund, subject to a limitation on total High Social Impact and Special Equities investments of 5% of net assets) in the High Social Impact Investments program.  High Social Impact Investments are investments that, in the Adviser’s opinion, offer the opportunity for significant sustainability and social impact.  The program includes (i) debt obligations that offer a below-market interest rate and (ii) equity investments that may not generate a market rate of return.

High Social Impact Investment debt obligations are unrated and of below-investment grade quality, and involve a greater risk of default and price decline than investment grade investments.  High Social Impact Investments are illiquid, and a Fund may be unable to dispose of them at current carrying values.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Each Fund’s High Social Impact Investments are fair valued pursuant to valuation procedures adopted by the Fund’s Board and implemented by the Adviser. See “How Shares Are Priced” in this Prospectus. High Social Impact Investments by a Fund may be direct investments in an issuer or investments in an intermediate entity that then makes a High Social Impact Investment, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Funds have invested in Community Investment Notes (“Notes”) issued by the Calvert Social Investment Foundation (the “Foundation”). The Foundation is a non-profit charitable and educational foundation that connects investors with organizations around the globe working to develop affordable housing, create jobs, protect the environment and achieve other social good. The Foundation issues Notes to individual and institutional investors and invests the proceeds in not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low-income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society.  The Foundation issues Notes with interest rates that range from 0% to 4% and terms ranging from one to 15 years, and in turn makes loans at below-market rates.  The Foundation has licensed use of the Calvert name from the Adviser and the Adviser’s President and Chief Executive Officer serves on the Foundation Board.  The Foundation is not owned or otherwise controlled by the Adviser or its affiliates.  In connection with the recent change in the Fund’s investment adviser, the Fund intends to request a new exemptive order from the SEC to permit additional investment in Notes.

Special Equities Program.  Each Fund may invest up to 1% of its net assets (up to 3% for the Calvert Global Energy Solutions Fund subject to a limitation on total High Social Impact and Special Equities investments of 5% of net assets; and up to 3% for the Calvert Global Water Fund) in the Special Equities program, which enables the Fund to promote approaches to responsible investment goals through privately placed investments. Special Equities investments are generally privately placed venture capital investments in small, untried enterprises. These include pre-IPO companies and private funds, including limited partnerships. At purchase, most Special Equities investments are expected to have projected returns commensurate with assumed risk levels. A small percentage of Special Equities investments may have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive societal impact.

The Fund Board or a committee thereof identifies, evaluates, and selects the Fund’s Special Equities investments. Each Fund has retained Daryn Dodson and Jeremy Sookhoo as consultants to provide research to the Board relating to Special Equities investments.  Special Equities investments involve a high degree of risk and are subject to liquidity, information and transaction risk. Foreign Special Equities investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances, to lose its value entirely.  Each Fund’s Special Equities investments are fair valued pursuant to valuation procedures adopted by the Fund’s Board and implemented by the Adviser. See “How Shares Are Priced” in this Prospectus.

Management of Fund Investments

About Calvert Research and Management

Calvert Research and Management (“CRM” or the “Adviser”) is a business trust established under the laws of the Commonwealth of Massachusetts.  CRM became the investment adviser to each Fund on December 31, 2016 following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (“CIM”) and certain of its affiliates pursuant to which CRM acquired substantially all of the business assets of CIM, after satisfying various closing conditions including shareholder approval of a new investment advisory agreement between each Fund and CRM.  Because the transaction was structured as an asset purchase, CRM assumed no responsibility for the obligations or liabilities of CIM existing prior to the closing of the transaction.

CRM is a subsidiary of Eaton Vance Management (“Eaton Vance”).  Eaton Vance, Inc. (“EV”) serves as trustee of CRM.  Each of CRM, EV and Eaton Vance is a direct or indirect subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.  EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  CRM’s address is 1825 Connecticut Avenue NW , Suite 400, Washington, DC  20009 ..  The business address of EVC, EV and Eaton Vance is Two International Place, Boston, Massachusetts 02110.

CRM also serves as administrator to the Fund, providing administrative services and related office facilities.  The fees payable by each Fund for administrative services are described below.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Managers

Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund. The portfolio manager of each Fund is Thomas C. Seto (since December 31, 2016).  Mr. Seto is a Vice President of CRM and Head of Investment Management at the Seattle Investment Center of Parametric Portfolio Associates LLC (“Parametric”), an affiliate of CRM, and was previously Director of Portfolio Management at Parametric for more than five years. Mr. Seto has been an employee of the Eaton Vance organization for more than five years and currently manages other funds and portfolios.

Calvert Global Energy Solutions Fund and Calvert Global Water Fund.  The portfolio managers of each Fund are Thomas C. Seto (since December 31, 2016), Christopher Madden (since October 2016 for Global Energy Solutions Fund and April 2016 for Global Water Fund) and Jade Huang (since October 2016 for Global Energy Solutions Fund and April 2016 for Global Water Fund).  Additional information about Mr. Seto appears above.  Mr. Madden and Ms. Huang manage other CRM funds and are Vice Presidents of CRM. Prior to joining CRM on December 31, 2016, Mr. Madden and Ms. Huang each served as equity analysts and portfolio managers at CIM for more than five years.

The SAI for the Funds provides additional information about each portfolio manager’s management of other accounts, compensation and ownership of securities in the Funds.

Advisory Fees

The annual advisory fee paid by each Fund (except Global Energy Solutions Fund and Global Water Fund) is 0.15% of its average daily net assets. The annual advisory fee paid by each Fund (except Global Energy Solutions Fund and Global Water Fund) to CIM, its former investment adviser, for the fiscal year ended September 30, 2016 as a percentage of the Fund’s average daily net assets was 0.15%. Effective December 31, 2016, the annual advisory fee for Global Energy Solutions Fund is 0.75% of the Fund’s average daily net assets. Prior to such date, the annual advisory fee paid by the Fund to CIM, its former investment adviser was 0.95% of the Fund’s average daily net assets, and for the fiscal year ended September 30, 2016, the Fund paid an advisory fee of 0.95% of its average daily net assets. Effective December 31, 2016, the annual advisory fee for Global Water Fund is 0.75% of the Fund’s average daily net assets for the first $250 million and 0.70% of the Fund’s average daily net assets over $250 million.  Prior to such date for the period from April 11, 2016 to December 31, 2016, the advisory fee paid by the Fund to CIM, its former investment adviser was 0.75% of the Fund’s average daily net assets for the first $250 million and 0.70% of the Fund’s average daily net assets over $250 million.  Prior to April 11, 2016, the annual advisory fee paid by the Fund to CIM was 0.90% of the Fund’s average daily net assets for the first $250 million and 0.85% of the Fund’s average daily net assets over $250 million.  For the fiscal year ended September 30, 2016, the Fund paid an advisory fee of 0.81% of its average daily net assets.

A discussion regarding the basis for the approval by the Funds’ respective Board of Directors of the investment advisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Administrative Fees

The administrative fees (as a percentage of the Fund’s net assets) paid, net of waivers, by each Fund for the fiscal year ended September 30, 2016 are as follows. For information about administrative fees paid by each share class of each Fund prior to February 1, 2016, please see the section entitled “Administrative Services” in the Funds’ Statement of Additional Information.

Fund	Administrative Fee for Class A, Class C and Class Y(1)	Administrative Fee for Class I(2)
Calvert U.S. Large Cap Core Responsible Index Fund	0.12%	0.10%
Calvert U.S. Large Cap Growth Responsible Index Fund	0.00%	0.00%
Calvert U.S. Large Cap Value Responsible Index Fund	0.00%	0.00%
Calvert U.S. Mid Cap Core Responsible Index Fund	0.00%	0.00%
Calvert Developed Markets Ex-U.S. Responsible Index Fund	0.00%	0.00%
Calvert Global Energy Solutions Fund	0.16%	0.12%
Calvert Global Water Fund	0.16%	0.12%

(1)

Commencing February 1, 2016, the annual administrative fee paid by each share class of each fund listed above is 0.12% of average daily net assets.  CRM has agreed to contractually waive 0.12% of the administrative fee for the noted share classes of Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund and Calvert Developed Markets Ex-U.S. Responsible Index Fund annually through January 31, 2018.

(2)

Commencing February 1, 2016, the annual administrative fee paid by each share class of each fund listed above is 0.12% of average daily net assets.  CRM has agreed to contractually waive 0.02% of the administrative fee for the noted share class of Calvert U.S. Large Cap Core Responsible Index Fund annually through January 31, 2018. CRM has also agreed to contractually waive 0.12% of the administrative fee for Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund and Calvert Developed Markets Ex-U.S. Responsible Index Fund annually through January 31, 2018.

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Shareholder Information

Effective December 31, 2016, Eaton Vance Distributors, Inc. became the principal underwriter of each Fund (“EVD” or the “principal underwriter”).  EVD is a direct, wholly-owned subsidiary of EVC. Prior thereto, Calvert Investment Distributors, Inc. served as each Fund’s distributor. For more information on buying and selling shares, please contact your financial professional or Calvert funds at 800-368-2745.

How to Buy Shares

Set forth below is information about the manner in which the Funds offer shares. A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus. All variations described in Appendix B are applied by, and the responsibility of, the identified financial intermediary. Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix B should read the terms and conditions of Appendix B carefully. See also “Other Calvert Fund Features/Policies – “Street Name” Accounts.” For the variations applicable to shares offered through Merrill Lynch-sponsored platforms, please see Appendix B – Financial Intermediary Sales Charge Variations. A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult your financial intermediary with respect to any variations listed on Appendix B.

Getting Started – Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund. First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts may be opened in a Calvert fund.

Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

•

the amount you wish to invest;

•

the length of time you plan to keep the investment;

•

the Class expenses; and

•

whether you qualify for any reduction or waiver of sales charges.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class you should choose.

Choosing a Share Class

The following chart shows some of the differences in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

As used throughout this Prospectus, the term “employer sponsored retirement plan” includes the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); ERISA covered 403(b) plan; Taft-Hartley multi-employer plan; and non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements). Individual Retirement Accounts are not employer sponsored retirement plans for purposes of this definition.

Class A Shares: Front-End Sales Charge

Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge

Sales charge on each purchase of 4.75% or less, depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.25% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge

None (except that a 0.25% (0.80% in the case of Global Energy Fund and Global Water Fund) contingent deferred sales charge may apply for one year to certain redemptions for accounts with $1 million or more for which no sales charge was paid).

Distribution and/or Service Fees	The Funds pay 12b-1 fees of 0.25% on the average daily net assets of Class A shares annually.

Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	The Funds pay 12b-1 fees of 1.00% on the average daily net assets of Class C shares annually.

Class Y Shares: No Sales Charge

Investor Type

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) employer sponsored retirement plans, foundations, endowments and other consultant-driven business.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Class I Shares: No Sales Charge

Investor Type

Class I shares require a minimum account balance of $100,000 ($1,000,000 for Global Energy Solutions Fund and Global Water Fund). The minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class I shares have no 12b-1 fee.

Class R6 Shares: No Sales Charge

Investor Type

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; private banks and their affiliates; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies.  Class R6 shares require a minimum account balance of $1,000,000. The $1,000,000 minimum initial investment is waived for employer sponsored retirement plans private banks and their affiliates, provided the aggregate value of their assets under management invested in Calvert funds is at least $1,000,000; and investment companies sponsored by the Eaton Vance organization.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class R6 shares have no 12b-1 fee.

Class A

(All Funds)

If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in the Fund(s), or if the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.75%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

*

This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert funds that impose sales charges.

**

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge (“CDSC”) of 0.25% (0.80% in the case of Global Energy Fund and Global Water Fund). The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Class C

(All Funds)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Class Y

(All Funds)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) employer sponsored retirement plans, foundations, endowments and other consultant-driven business.

Class I

(All Funds)

Class I shares are sold without any initial sales load or CDSC.

Class I shares require a minimum account balance of $100,000 ($1,000,000 for Global Energy Solutions Fund and Global Water Fund). The minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Class R6

(Calvert U.S. Large Cap Core Responsible Index Fund)

Class R6 shares are offered without any initial sales load or CDSC.

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; private banks and their affiliates; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies.  In order to offer Class R6 shares to investors other than employer sponsored retirement plans, a financial intermediary must enter into a written agreement with the Fund’s principal underwriter to offer such shares.  Class R6 shares are not subject to distribution fees, service fees or sub-accounting/recordkeeping or similar fees paid to financial intermediaries.

There is no initial investment minimum for: employer sponsored retirement plans; private banks and their affiliates, provided the aggregate value of their assets under management invested in Calvert funds is at least $1,000,000; and investment companies sponsored by the Eaton Vance organization. For all other eligible investors, the initial investment must be at least $1,000,000. Subsequent investments of any amount may be made at any time.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert funds. Information regarding sales load breakpoints/discounts is also available on the Calvert funds’ website at www.calvert.com.

Rights of Accumulation can be Applied to Several Accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring shares at a discount, and (iii) satisfies uniform criteria which enable EVD and broker/dealers offering shares to realize economies of scale in distributing such shares.  A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of EVD or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to EVD or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert funds purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, EVD will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Class A shares are offered at net asset value (without a sales charge) to accounts of clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services; (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers; or (iii) Employer Sponsored Retirement Plans. Class A shares also are offered at net asset value to investment and institutional clients of CRM and its affiliates; certain persons affiliated with CRM or its affiliates; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the exchange privilege and when distributions are reinvested. A financial intermediary may not, in accordance with its policies and procedures, offer one or more of the waiver categories described above and shareholders should consult their financial intermediary for more information.  The Funds may eliminate, modify or add to the terms of these sales charge waivers at any time without providing advance notice to shareholders.

Other Circumstances

There is no sales charge on shares of any Calvert fund sold to or constituting the following:

•

current or retired Directors, Trustees, or Officers of the Calvert funds or CRM and its affiliates; employees of CRM and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges,” above);

•

directors, officers, and employees of any adviser for the Calvert funds, employees of broker/dealers distributing the Fund’s shares and family members of the Adviser, or broker/dealer;

•

purchases made through a registered investment adviser (does not apply to clients in traditional, commission-based brokerage arrangements);

•

trust departments of banks or savings institutions for trust clients of such bank or institution where such trust department purchases Fund shares in a trustee, fiduciary or advisory capacity (does not apply to clients in traditional, commission-based brokerage arrangements);

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

•

clients of financial intermediaries who have self-directed brokerage accounts that may or may not charge transaction fees to customers. Such shares are only available through self-directed brokerage service platforms or similar sales channels in which commissions customarily are not imposed;

•

the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert funds IRA with Calvert funds or their agent as the custodian that is funded by the sale immediately prior to the rollover/transfer of Calvert fund shares held in the plan account, provided that documentation accompanies the rollover/ transfer instruction that reasonably supports this funding source requirement ; and

•

Shareholders investing in Class A shares directly with the Fund without a broker-dealer or financial adviser specified.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert fund automatically invested in another Calvert fund account with no additional sales charge.

Purchases Made at Net Asset Value (“NAV”)

If you purchase shares at NAV, you may exchange such shares for shares of another Calvert fund without incurring a sales charge.

Reinstatement Privilege

Subject to the Funds’ market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge.  In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase.  Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a distribution plan for Class A and Class C shares under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees and (in the case of Class C shares) service fees for (i) the distribution services and facilities furnished to the Fund and (ii) any personal and/or account maintenance services provided to the Class shareholders. See “Method of Distribution” in the respective Funds SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the distribution fees paid with respect to each Class, which are based on average daily net assets.

	Annual Fee
Fund	Class A	Class C
Calvert U.S. Large Cap Core Responsible Index Fund	0.25%	1.00%
Calvert U.S. Large Cap Growth Responsible Index Fund	0.25%	1.00%
Calvert U.S. Large Cap Value Responsible Index Fund	0.25%	1.00%
Calvert U.S. Mid Cap Core Responsible Index Fund	0.25%	1.00%
Calvert Developed Markets Ex-U.S. Responsible Index Fund	0.25%	1.00%
Calvert Global Energy Solutions Fund	0.25%	1.00%
Calvert Global Water Fund	0.25%	1.00%

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Arrangements with Broker/Dealers and Other Financial Intermediaries

The Fund’s principal underwriter generally pays a sales commission to broker/dealers on sales of Class A and Class C shares (as a percentage of the amount sold and which, in the case of Class A, is a portion of the front-end sales charge). The principal underwriter also generally pays intermediaries an annual distribution and/or service fee on Class A and Class C shares sold by the intermediaries (based on the average daily net assets of shares sold by the intermediary).  The maximum sales commissions and annual distribution and/or service fees are shown below.

Maximum Commission/Service Fees
Fund	Class A*	Class C**
Calvert U.S. Large Cap Core Responsible Index Fund	3.00%/0.25%	1.00%/1.00%
Calvert U.S. Large Cap Growth Responsible Index Fund	3.00%/0.25%	1.00%/1.00%
Calvert U.S. Large Cap Value Responsible Index Fund	3.00%/0.25%	1.00%/1.00%
Calvert U.S. Mid Cap Core Responsible Index Fund	3.00%/0.25%	1.00%/1.00%
Calvert Developed Markets Ex-U.S. Responsible Index Fund	3.00%/0.25%	1.00%/1.00%
Calvert Global Energy Solutions Fund	4.00%/0.25%	1.00%/1.00%
Calvert Global Water Fund	4.00%/0.25%	1.00%/1.00%

*

Class A service fees begin to accrue in the first month after purchase.

**

The Class C distribution fee includes a 0.75% distribution fee and a 0.25% service fee.  These fees are paid to broker/dealers beginning in the 13th month after the purchase of Class C shares.

Additional Payments to Financial Intermediaries

CRM, EVD, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale, marketing and distribution of the securities or for services to a Fund. These amounts may be significant. These payments are generally intended to compensate broker/dealers for certain activities, including the following: promotion of sales of Fund shares, such as placing Calvert funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; building brand awareness and educating a broker/dealer’s sales force about the Calvert funds; access to senior management and sales representatives of a broker/dealer; and various other promotional efforts and/or costs. Payments to broker/dealers may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment and meals, among other things. In addition, payments may also be made in connection with EVD’s participation in or support of conferences and other events sponsored, hosted or organized by the broker/dealer.  CRM, EVD or their affiliates may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed and/or accounts attributable to a broker/dealer, among other factors, including the quality of the broker/dealer's relationship with CRM, EVD or their affiliates. CRM, EVD or their affiliates determines the amount of these payments in its sole discretion. These payments may create an incentive for a broker-dealer or its representatives to recommend or offer shares of a Fund to its customers. CRM may benefit from these payments to the extent the broker/dealers sell more Fund shares because CRM receives greater management and other fees as Fund assets increase.  These additional payments are made by CRM, EVD or their affiliates and do not increase the amount paid by shareholders or the Fund. For more specific information about these payments made to your broker/dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional.

Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. EVD will pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more as follows: the finder’s fee is 0.25% of the NAV purchase amount on the first $2 million, 0.20% over $2 million up to $3 million, 0.125% over $3 million up to $50 million, 0.0625% over $50 million up to $100 million, and 0.0375% over $100 million. When Class A shares are purchased subject to a finder’s fee and some or all of the purchase is exchanged into another Calvert fund with a lower finder’s fee within one year, then EVD may recoup the difference in the finder’s fee from the broker/ dealers .. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one year CDSC of up to 0.25% when redeemed. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

Payments for Sub-transfer Agent/Recordkeeping and/or Other Similar Administrative Services

Sub-transfer agent/recordkeeping payments may be made by the Fund to financial intermediaries (including affiliates of the Adviser) that provide sub-transfer agent/recordkeeping and/or other similar administrative services to certain groups of investors in the Calvert funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs and clients of financial intermediaries that operate in an omnibus environment , provided that no such compensation is paid with respect to Class R6 shares.  Financial intermediaries include broker-dealers, banks, investment advisers and third-party administrators such as retirement plan recordkeepers.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for shareholders that reflect purchases, redemptions and share balances; mailing shareholder confirmations and periodic statements; and furnishing proxy materials and periodic Calvert fund reports, prospectuses and other communications to shareholders as required.

Eaton Vance provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services under the agreement, Eaton Vance receives $8 per Fund account held directly on the books of the transfer agent.  Prior to December 31, 2016, Calvert Investment Services, Inc. provided similar services to, and received the same fees from, the Fund.

How to Open an Account

In addition to all 50 states and the District of Columbia, each Fund is available for sale to residents of the U.S. Virgin Islands, Puerto Rico and Guam.  Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Calvert funds generally do not accept investments from residents of the European Union or Switzerland. The funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter.

Please see the respective Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments. All Class Y purchases must be made by bank wire or via the National Securities Clearing Corporation (“NSCC”), or ACH funds transfer, as applicable in U.S. dollars. For additional information and wire instructions, call Calvert Funds at 800-368-2745.

Class A and Class C Shares

The Funds no longer accept new applications for direct purchases of Class C shares. Any application received by the Funds’ transfer agent for investment in Class C shares on which no broker-dealer or financial adviser is specified will automatically be invested in Class A shares.  A Fund will waive the front-end sales charge for shareholders investing in Class A shares directly with the Fund without a broker-dealer or financial adviser specified.

Complete and sign an application for each new account (the application is available by calling 800-368-2745). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert funds’ client services department at 800-368-2745.

Please see the respective Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Class Y Shares

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.

A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with EVD. The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program.

EVD will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Class I Shares

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer, via NSCC, or ACH funds transfer, as applicable in U.S. dollars. For more information and wire instructions, call Calvert at 800-368-2745.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

The minimum initial investments amount for Class I is $100,000 ($1,000,000 for Global Energy Solutions Fund and Global Water Fund).  The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may also waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

•

the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;

•

the investor has agreed to make additional Class I investments within a reasonable amount of time;

•

discretionary wrap programs; and

•

certain omnibus accounts, such as those purchasing for a fund of funds.

Registered investment advisers who invest in Class I through certain broker-dealers through an omnibus account may aggregate client orders to meet the $100,000 ($1,000,000 for Global Energy Solutions Fund and Global Water Fund) initial investment minimum, provided that the Fund is not required to pay a sub-transfer agent or similar administrative fees per shareholder account to any third party.

A Fund may also waive the initial Class I investment minimum for current or former Directors, Trustees, Officers or employees and their family members of the Calvert funds or CRM; or any firm that serves as sub-adviser to any Calvert fund at the time Fund shares are purchased.  A family member includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.  For these investors, the minimum initial investment is $2,000, and the minimum for each purchase of additional shares is $50.  Additional requirements may apply.

Class R6 Shares

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; private banks and their affiliates; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies. In order to offer Class R6 shares to investors other than employer sponsored retirement plans, a financial intermediary must enter into a written agreement with the Fund’s principal underwriter to offer such shares.

There is no initial investment minimum for: employer sponsored retirement plans; private banks and their affiliates, provided the aggregate value of their assets under management invested in Calvert funds is at least $1,000,000; and investment companies sponsored by the Eaton Vance organization. For all other eligible investors, the initial investment must be at least $1,000,000. Subsequent investments of any amount may be made at any time. Please call 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time) for further information.

Class R6 shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone Calvert Funds at 1-800-368-2745 to be assigned an account number. You may request an account application by calling 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time). Calvert Funds must be advised by telephone of each additional investment by wire.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Subsequent Investments (Class A and Class C shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

How Shares are Priced

Each Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). If trading on the Exchange is halted for the day before the scheduled close of regular trading, a Fund’s net asset value per share generally will still be calculated as of the scheduled close of regular trading on the Exchange. The purchase price of Fund shares is their net asset value (plus any applicable sales charge), which is derived from the value of Fund holdings.  When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Board of Directors has adopted procedures for valuing investments and has delegated to the Adviser the daily valuation of such investments. Exchange-listed securities and other instruments (including derivatives) normally are valued at last sale or closing prices. In certain situations, the Adviser may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value. In addition, for foreign equity securities and total return swaps and futures contracts on foreign indices that meet certain criteria, the Directors have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held can change on days when Fund shares cannot be redeemed or purchased. The Adviser has established a Valuation Committee that oversees the valuation of investments.

When Your Account Will be Credited

Class A, C and Y

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at the funds’ office in Washington, DC will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Class I and R6

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

•

The Fund name and account number.

•

The amount of the transaction (in dollars or shares).

•

Signatures of all owners exactly as registered on the account (for mail requests).

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

•

Signature guarantees (if required).  For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

•

Any supporting legal documentation that may be required.

•

Any outstanding certificates representing shares to be redeemed.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

How to Sell Shares

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a Statement of Intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee).  The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

Each Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio securities and/or (iii) borrowing from a bank under a line of credit.  In addition to the foregoing, each Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert to the securities to cash.  Unless requested by a shareholder, each Fund generally expects to limit use of redemption in-kind to stressed market conditions, but is permitted to do so in other circumstances.  Securities distributed in a redemption in-kind would be valued pursuant to the Funds’ valuation procedures and selected by the investment adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuation until sold. There can be no assurance that each Fund will manage liquidity successfully in all market environments. As a result, a Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests or other factors.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, Class C , Class I and Class R6 Shares) – call 800-368-2745 .. Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Class A and Class C shares

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Class I and Class R6 shares

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized.   All redemptions must be made by an electronic funds transfer or through the NSCC, in U.S. dollars.

Written Requests (Class A, Class C , Class I and Class R6 Shares)

Send your written requests to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to your authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

Systematic Check Redemptions and Distributions by Check (Class A and Class C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

Corporations and Associations (Class A, Class C , Class I and Class R6 Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, Class C , Class I and Class R6 Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer (All Classes)

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert funds and may charge you for services provided.

Other Calvert Fund Features/Policies

Website (For 24-hour performance and pricing information, visit www.calvert.com)

You can obtain current performance and pricing information, verify account balances and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A, C, I and R6 shares only). Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A and Class C Shares)

By signing up for services when completing an application to open your Class A or Class C account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A and Class C Shares)

You may purchase Class A or Class C shares or sell Class A or Class C shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A or Class C

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017 shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, Class C , Class I Shares and Class R6 Shares)

You may purchase, redeem or exchange Class A, Class C , Class I and Class R6 shares or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Shareholders may exchange shares of a class of the Fund for shares of the same class of another Calvert fund at net asset value, subject to any requirements in the acquired fund’s prospectus and the exceptions and limitations noted below.  You may give exchange instructions by telephone if telephone redemptions have been authorized for your account and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert fund ; except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC. Note that any conversion between classes of shares of the same Fund is a nontaxable event. By contrast, an exchange between classes of shares of different Funds is a taxable event. See also Appendix B to this Prospectus.

An exchange must satisfy the minimum investment amount for that Calvert fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Restrictions on Excessive Trading and Market Timing

The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities, emerging market securities and securities of certain small- and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser and sub-adviser are authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “How Shares are Priced”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

The Boards of the Calvert funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, a Calvert fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares. “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence. Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the policies, each Fund or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Calvert funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Calvert fund has any arrangement to permit market timing.

The following fund share transactions (to the extent permitted by a fund’s prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns:

•

transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

•

transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•

transactions made by model-based discretionary advisory accounts;

•

transactions made by a Calvert fund that is structured as a “fund-of-funds,” provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or

•

transactions in shares of Calvert Ultra-Short Income Fund

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Calvert funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with the Funds’ principal underwriter that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert funds at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Class A, Class C and Class Y.  Please maintain a balance in your Fund accounts of at least $5,000 ($2,000 for Global Energy Solutions Fund and Global Water Fund) per class for regular accounts/$1,000 per class for IRA accounts.

As applicable to your share class, if the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

Class I and Class R6.  Please maintain a balance in each of your Fund accounts of at least $100,000 ($1,000,000 for Global Energy Solutions Fund , Global Water Fund and Class R6 of U.S. Large Cap Core Responsible Index Fund ) per Fund.

If the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

“Street Name” Accounts

If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information. You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund and certain features may be subject to different requirements. If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer. If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of the Fund.

Dividends, Capital Gains and Taxes

Each Fund pays dividends from its net investment income annually. Net investment income consists of interest income and dividends, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments may vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges.

Cost Basis Reporting

Beginning in 2012, the Internal Revenue Service (“IRS”) implemented new cost basis reporting rules that require mutual fund companies to calculate and report cost basis information to both the shareholder and the IRS on IRS Form 1099-B when certain shares are sold. The new cost basis regulations do not affect retirement accounts, and shares acquired before January 1, 2012. A Fund permits shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund uses the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate for individual investors. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert funds.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert funds reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Disclaimers

The Funds are not sponsored, endorsed, sold or promoted by S-Network Global Indexes, Inc. (“S-Network”). S-Network makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. S-Network’s only relationship to Calvert is the licensing of certain service marks and trade names of S-Network and of certain S-Network Indexes that are determined, composed and calculated by S-Network without regard to Calvert or the Funds. S-Network has no obligation to take the needs of Calvert or the owners of the Funds into consideration in determining, composing or calculating any S-Network Index. S-Network is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash.

S-Network has no obligation or liability in connection with the administration, marketing or trading of the Funds.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

S-NETWORK DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY S-NETWORK INDEX OR ANY DATA INCLUDED THEREIN, AND S-NETWORK SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S-NETWORK MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY CALVERT, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF ANY S-NETWORK INDEX OR ANY DATA INCLUDED THEREIN.  S-NETWORK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO EACH S-NETWORK INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S-NETWORK HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or exacerbate losses instead of reducing them. For exchange-traded funds (“ETFs”), there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Duration risk

Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/”stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of changes in a security, index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Regulatory risk

The risk associated with employing certain regulated investment instruments or techniques. To the extent a Fund uses futures, options or other regulated derivatives, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”), and therefore neither the Adviser nor the Fund anticipates being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Adviser fail to use futures in accordance with Rule 4.5, then the Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the Commodity Futures Trading Commission’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Transaction risk	The risk that the settlement of a transaction executed by the Fund may be delayed or may not be settled.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Funds’ financial statements, which were audited by KPMG LLP. Their report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.   Financial Highlights information is not provided for Class R6 shares of the Calvert U.S. Large Cap Core Responsible Index Fund because the class had not commenced operations prior to the date of this Prospectus.

Calvert U.S. Large Cap Core Responsible Index Fund

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended
		September 30,
Class A Shares		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$18.80	$17.90	$18.30	$15.90	$13.27	$10.35
Income from investment operations:
Net investment income	0.14	0.26	0.23	0.18	0.17	0.13
Net realized and unrealized gain (loss)	1.73	1.94	(0.01)	2.73	2.61	2.89
Total from investment operations	1.87	2.20	0.22	2.91	2.78	3.02
Distributions from:
Net investment income	(0.22)	(0.18)	(0.13)	(0.14)	(0.15)	(0.10)
Net realized gain	(0.42)	(1.12)	(0.49)	(0.37)	—	—
Total distributions	(0.64)	(1.30)	(0.62)	(0.51)	(0.15)	(0.10)
Total increase (decrease) in net asset value	1.23	0.90	(0.40)	2.40	2.63	2.92
Net asset value, ending	$20.03	$18.80	$17.90	$18.30	$15.90	$13.27
Total return(b)	10.12%	12.68%	1.06%	18.65%	21.16%	29.36%
Ratios to average net assets: (c)
Net investment income	1.46% (d)	1.46%	1.21%	1.02%	1.15%	1.03%
Total expenses	0.69% (d)	0.71%	0.77%	0.87%	1.02%	1.11%
Net expenses	0.54% (d)	0.54%	0.68%	0.75%	0.75%	0.75%
Portfolio turnover	16%	27%	33%	8%	14%	7%
Net assets, ending (in thousands)	$240,615	$319,773	$269,684	$214,427	$149,738	$97,904

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Core Responsible Index Fund

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended
		September 30,
Class C Shares		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$17.71	$16.97	$17.41	$15.15	$12.65	$9.87
Income from investment operations:
Net investment income	0.06	0.12	0.08	0.03	0.03	0.01
Net realized and unrealized gain (loss)	1.64	1.82	—(b)	2.62	2.50	2.77
Total from investment operations	1.70	1.94	0.08	2.65	2.53	2.78
Distributions from:
Net investment income	(0.06)	(0.08)	(0.03)	(0.02)	(0.03)	—
Net realized gain	(0.42)	(1.12)	(0.49)	(0.37)	—	—
Total distributions	(0.48)	(1.20)	(0.52)	(0.39)	(0.03)	—
Total increase (decrease) in net asset value	1.22	0.74	(0.44)	2.26	2.50	2.78
Net asset value, ending	$18.93	$17.71	$16.97	$17.41	$15.15	$12.65
Total return (c)	9.72%	11.78%	0.30%	17.75%	20.02%	28.17%
Ratios to average net assets: (d)
Net investment income	0.71% (e)	0.70%	0.45%	0.19%	0.25%	0.04%
Total expenses	1.50% (e)	1.53%	1.57%	1.61%	1.77%	1.89%
Net expenses	1.29% (e)	1.29%	1.44%	1.57%	1.65%	1.74%
Portfolio turnover	16%	27%	33%	8%	14%	7%
Net assets, ending (in thousands)	$49,812	$43,579	$36,398	$25,864	$15,259	$9,958

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount is less than $0.005 per share.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Core Responsible Index Fund

	Six Months Ended March 31, 2017 (a) (Unaudited)	Years or Periods Ended September 30,

Class Y Shares		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)(b)
Net asset value, beginning	$18.84	$17.95	$18.40	$16.01	$13.27	$12.42
Income from investment operations:
Net investment income	0.16	0.31	0.27	0.21	0.19	0.03
Net realized and unrealized gain (loss)	1.74	1.93	(0.01)	2.70	2.63	0.82
Total from investment operations	1.90	2.24	0.26	2.91	2.82	0.85
Distributions from:
Net investment income	(0.29)	(0.23)	(0.22)	(0.15)	(0.08)	—
Net realized gain	(0.42)	(1.12)	(0.49)	(0.37)	—	—
Total distributions	(0.71)	(1.35)	(0.71)	(0.52)	(0.08)	—
Total increase (decrease) in net asset value	1.19	0.89	(0.45)	2.39	2.74	0.85
Net asset value, ending	$20.03	$18.84	$17.95	$18.40	$16.01	$13.27
Total return(c)	10.27%	12.90%	1.24%	18.51%	21.34%	6.84%
Ratios to average net assets: (d)
Net investment income	1.70% (e)	1.70%	1.43%	1.14%	1.29%	1.16%(e)
Total expenses	0.44% (e)	0.49%	0.62%	0.65%	0.72%	0.86%(e)
Net expenses	0.29% (e)	0.29%	0.46%	0.60%	0.60%	0.60%(e)
Portfolio turnover	16%	27%	33%	8%	14%	7%
Net assets, ending (in thousands)	$68,402	$45,865	$16,419	$6,151	$23,218	$12,589

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From July 13, 2012 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Core Responsible Index Fund

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended
		September 30,
Class I Shares		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$19.26	$18.33	$18.69	$16.20	$13.48	$10.52
Income from investment operations:
Net investment income	0.18	0.33	0.33	0.27	0.25	0.19
Net realized and unrealized gain (loss)	1.77	1.98	(0.01)	2.81	2.64	2.95
Total from investment operations	1.95	2.31	0.32	3.08	2.89	3.14
Distributions from:
Net investment income	(0.31)	(0.26)	(0.19)	(0.22)	(0.17)	(0.18)
Net realized gain	(0.42)	(1.12)	(0.49)	(0.37)	—	—
Total distributions	(0.73)	(1.38)	(0.68)	(0.59)	(0.17)	(0.18)
Total increase (decrease) in net asset value	1.22	0.93	(0.36)	2.49	2.72	2.96
Net asset value, ending	$20.48	$19.26	$18.33	$18.69	$16.20	$13.48
Total return(b)	10.31%	13.00%	1.54%	19.39%	21.76%	30.11%
Ratios to average net assets: (c)
Net investment income	1.80% (d)	1.80%	1.69%	1.56%	1.70%	1.57%
Total expenses	0.35% (d)	0.36%	0.36%	0.37%	0.46%	0.51%
Net expenses	0.19% (d)	0.19%	0.20%	0.21%	0.21%	0.21%
Portfolio turnover	16%	27%	33%	8%	14%	7%
Net assets, ending (in thousands)	$451,388	$387,043	$186,257	$122,405	$66,818	$41,249

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Growth Responsible Index Fund

	Six Months Ended	Year or Period Ended
Class A Shares	March 31, 2017 (a) (Unaudited)	September 30, 2016(a)	September 30, 2015(a)(b)
Net asset value, beginning	$20.66	$18.55	$20.00
Income from investment operations:
Net investment income	0.08	0.15	0.03
Net realized and unrealized gain (loss)	1.58	2.00	(1.48)
Total from investment operations	1.66	2.15	(1.45)
Distributions from:
Net investment income	(0.16)	(0.04)	—
Net realized gain	—	—(c)	—
Total distributions	(0.16)	(0.04)	—
Total increase (decrease) in net asset value	1.50	2.11	(1.45)
Net asset value, ending	$22.16	$20.66	$18.55
Total return(d)	8.08%	11.63%	(7.25)%
Ratios to average net assets: (e)
Net investment income	0.77% (f)	0.77%	0.60%(f)
Total expenses	1.29% (f)	1.45%	7.70%(f)
Net expenses	0.57% (f)	0.57%	0.57%(f)
Portfolio turnover	40%	43%	3%
Net assets, ending (in thousands)	$3,903	$4,403	$2,100

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From June 19, 2015 inception.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Growth Responsible Index Fund

	Six Months Ended	Year or Period Ended
Class C Shares	March 31, 2017 (a) (Unaudited)	September 30, 2016(a)	September 30, 2015(a)(b)
Net asset value, beginning	$20.46	$18.51	$20.00
Income from investment operations:
Net investment income	0.01	—(c)	0.01
Net realized and unrealized gain (loss)	1.56	1.99	(1.48)
Total from investment operations	1.57	1.99	(1.49)
Distributions from:
Net investment income	(0.02)	(0.04)	—
Net realized gain	—	—(c)	—
Total distributions	(0.02)	(0.04)	—
Total increase (decrease) in net asset value	1.55	1.95	(1.49)
Net asset value, ending	$22.01	$20.46	$18.51
Total return(d)	7.67%	10.79%	(7.45)%
Ratios to average net assets: (e)
Net investment income (loss)	0.05% (f)	0.02%	(0.17)%(f)
Total expenses	3.21% (f)	4.06%	67.14%(f)
Net expenses	1.32 (f)	1.32%	1.32%(f)
Portfolio turnover	40%	43%	3%
Net assets, ending (in thousands)	$876	$718	$145

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From June 19, 2015 inception.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Growth Responsible Index Fund

	Six Months Ended	Year or Period Ended
Class Y Shares	March 31, 2017 (a) (Unaudited)	September 30, 2016(a)	September 30, 2015(a)(b)
Net asset value, beginning	$20.71	$18.56	$20.00
Income from investment operations:
Net investment income	0.11	0.20	0.05
Net realized and unrealized gain (loss)	1.58	2.00	(1.49)
Total from investment operations	1.69	2.20	(1.44)
Distributions from:
Net investment income	(0.21)	(0.05)	—
Net realized gain	—	—(c)	—
Total distributions	(0.21)	(0.05)	—
Total increase (decrease) in net asset value	1.48	2.15	(1.44)
Net asset value, ending	$22.19	$20.71	$18.56
Total return(d)	8.24%	11.89%	(7.20)%
Ratios to average net assets: (e)
Net investment income	1.00% (f)	1.02%	0.90%(f)
Total expenses	1.13% (f)	1.11%	9.87%(f)
Net expenses	0.32% (f)	0.32%	0.32%(f)
Portfolio turnover	40%	43%	3%
Net assets, ending (in thousands)	$2,034	$2,117	$1,601

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From June 19, 2015 inception.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Growth Responsible Index Fund

	Six Months Ended	Year or Period Ended
Class I Shares	March 31, 2017 (a) (Unaudited)	September 30, 2016(a)	September 30, 2015(a)(b)
Net asset value, beginning	$20.74	$18.57	$20.00
Income from investment operations:
Net investment income	0.12	0.22	0.05
Net realized and unrealized gain (loss)	1.58	2.01	(1.48)
Total from investment operations	1.70	2.23	(1.43)
Distributions from:
Net investment income	(0.23)	(0.06)	—
Net realized gain	—	—(c)	—
Total distributions	(0.23)	(0.06)	—
Total increase (decrease) in net asset value	1.47	2.17	(1.43)
Net asset value, ending	$22.21	$20.74	$18.57
Total return(d)	8.28%	12.02%	(7.15)%
Ratios to average net assets: (e)
Net investment income	1.16% (f)	1.12%	0.95%(f)
Total expenses	0.60% (f)	0.61%	7.16%(f)
Net expenses	0.22% (f)	0.22%	0.22%(f)
Portfolio turnover	40%	43%	3%
Net assets, ending (in thousands)	$43,702	$38,646	$1,964

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From June 19, 2015 inception.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Value Responsible Index Fund

	Six Months Ended	Year or Period Ended
Class A Shares	March 31, 2017 (a) (Unaudited)	September 30, 2016(a)	September 30, 2015(a)(b)
Net asset value, beginning	$20.10	$17.85	$20.00
Income from investment operations:
Net investment income	0.21	0.38	0.09
Net realized and unrealized gain (loss)	2.23	1.98	(2.24)
Total from investment operations	2.44	2.36	(2.15)
Distributions from:
Net investment income	(0.36)	(0.11)	—
Net realized gain	(0.06)	—(c)	—
Total distributions	(0.42)	(0.11)	—
Total increase (decrease) in net asset value	2.02	2.25	(2.15)
Net asset value, ending	$22.12	$20.10	$17.85
Total return(d)	12.16%	13.24%	(10.75)%
Ratios to average net assets: (e)
Net investment income	2.00% (f)	2.04%	1.79%(f)
Total expenses	0.80% (f)	0.85%	7.30%(f)
Net expenses	0.57% (f)	0.57%	0.57%(f)
Portfolio turnover	38%	53%	3%
Net assets, ending (in thousands)	$30,742	$22,309	$3,547

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From June 19, 2015 inception.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Value Responsible Index Fund

	Six Months Ended	Year or Period Ended
Class C Shares	March 31, 2017 (a) (Unaudited)	September 30, 2016(a)	September 30, 2015(a)(b)
Net asset value, beginning	$19.95	$17.81	$20.00
Income from investment operations:
Net investment income	0.13	0.24	0.05
Net realized and unrealized gain (loss)	2.21	1.96	(2.24)
Total from investment operations	2.34	2.20	(2.19)
Distributions from:
Net investment income	(0.27)	(0.06)	—
Net realized gain	(0.06)	—(c)	—
Total distributions	(0.33)	(0.06)	—
Total increase (decrease) in net asset value	2.01	2.14	(2.19)
Net asset value, ending	$21.96	$19.95	$17.81
Total return(d)	11.76%	12.41%	(10.95)%
Ratios to average net assets: (e)
Net investment income	1.23% (f)	1.26%	0.99%(f)
Total expenses	3.69% (f)	7.46%	76.12%(f)
Net expenses	1.32% (f)	1.32%	1.32%(f)
Portfolio turnover	38%	53%	3%
Net assets, ending (in thousands)	$808	$375	$97

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From June 19 , 2015 inception.

(c)

Amount is less than $0.005 per share.

(d )

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

( e )

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

( f )

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Value Responsible Index Fund

	Six Months Ended	Year or Period Ended
Class Y Shares	March 31, 2017 (a) (Unaudited)	September 30, 2016(a)	September 30, 2015(a)(b)
Net asset value, beginning	$20.16	$17.86	$20.00
Income from investment operations:
Net investment income	0.26	0.42	0.11
Net realized and unrealized gain (loss)	2.20	1.99	(2.25)
Total from investment operations	2.46	2.41	(2.14)
Distributions from:
Net investment income	(0.40)	(0.11)	—
Net realized gain	(0.06)	—(c)	—
Total distributions	(0.46)	(0.11)	—
Total increase (decrease) in net asset value	2.00	2.30	(2.14)
Net asset value, ending	$22.16	$20.16	$17.86
Total return(d)	12.26%	13.53%	(10.70)%
Ratios to average net assets: (e)
Net investment income	2.41% (f)	2.17%	2.00%(f)
Total expenses	0.70% (f)	0.78%	11.25%(f)
Net expenses	0.32% (f)	0.32%	0.32%(f)
Portfolio turnover	38%	53%	3%
Net assets, ending (in thousands)	$9,127	$13,667	$1,108

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From June 19, 2015 inception.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Value Responsible Index Fund

	Six Months Ended	Year or Period Ended
Class I Shares	March 31, 2017 (a) (Unaudited)	September 30, 2016(a)	September 30, 2015(a)(b)
Net asset value, beginning	$20.18	$17.87	$20.00
Income from investment operations:
Net investment income	0.25	0.45	0.11
Net realized and unrealized gain (loss)	2.23	1.97	(2.24)
Total from investment operations	2.48	2.42	(2.13)
Distributions from:
Net investment income	(0.43)	(0.11)	—
Net realized gain	(0.06)	—(c)	—
Total distributions	(0.49)	(0.11)	—
Total increase (decrease) in net asset value	1.99	2.31	(2.13)
Net asset value, ending	$22.17	$20.18	$17.87
Total return(d)	12.34%	13.60%	(10.65)%
Ratios to average net assets: (e)
Net investment income	2.34% (f)	2.38%	2.09%(f)
Total expenses	0.46% (f)	0.47%	6.88%(f)
Net expenses	0.22% (f)	0.22%	0.22%(f)
Portfolio turnover	38%	53%	3%
Net assets, ending (in thousands)	$62,001	$67,315	$2,144

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From June 19, 2015 inception.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Mid Cap Core Responsible Index Fund

Class A Shares	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016(a)(b)
Net asset value, beginning	$21.25	$20.00
Income from investment operations:
Net investment income	0.13	0.23
Net realized and unrealized gain (loss)	2.23	1.08
Total from investment operations	2.36	1.31
Distributions from:
Net investment income	(0.16)	(0.06)
Net realized gain	(0.25)	—
Total distributions	(0.41)	(0.06)
Total increase (decrease) in net asset value	1.95	1.25
Net asset value, ending	$23.20	$21.25
Total return(c)	11.18%	6.55%
Ratios to average net assets: (d)
Net investment income	1.19% (e)	1.26%(e)
Total expenses	2.06% (e)	3.20%(e)
Net expenses	0.58% (e)	0.57%(e)
Portfolio turnover	44%	42%
Net assets, ending (in thousands)	$6,011	$5,442

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 30, 2015 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Mid Cap Core Responsible Index Fund

Class C Shares	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016(a)(b)
Net asset value, beginning	$21.13	$20.00
Income from investment operations:
Net investment income	0.04	0.09
Net realized and unrealized gain (loss)	2.23	1.07
Total from investment operations	2.27	1.16
Distributions from:
Net investment income	(0.09)	(0.03)
Net realized gain	(0.25)	—
Total distributions	(0.34)	(0.03)
Total increase (decrease) in net asset value	1.93	1.13
Net asset value, ending	$23.06	$21.13
Total return(c)	10.80%	5.82%
Ratios to average net assets:(d)
Net investment income	0.40% (e)	0.52%(e)
Total expenses	7.71% (e)	17.55%(e)
Net expenses	1.33% (e)	1.32%(e)
Portfolio turnover	44%	42%
Net assets, ending (in thousands)	$513	$261

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 30, 2015 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Mid Cap Core Responsible Index Fund

Class Y Shares	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016(a)(b)
Net asset value, beginning	$21.29	$20.00
Income from investment operations:
Net investment income	0.16	0.29
Net realized and unrealized gain (loss)	2.23	1.06
Total from investment operations	2.39	1.35
Distributions from:
Net investment income	(0.27)	(0.06)
Net realized gain	(0.25)	—
Total distributions	(0.52)	(0.06)
Total increase (decrease) in net asset value	1.87	1.29
Net asset value, ending	$23.16	$21.29
Total return(c)	11.33%	6.79%
Ratios to average net assets:(d)
Net investment income	1.46% (e)	1.59%(e)
Total expenses	1.73% (e)	3.93%(e)
Net expenses	0.33% (e)	0.32%(e)
Portfolio turnover	44%	42%
Net assets, ending (in thousands)	$7,673	$5,863

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 30, 2015 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Mid Cap Core Responsible Index Fund

Class I Shares	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016(a)(b)
Net asset value, beginning	$21.31	$20.00
Income from investment operations:
Net investment income	0.71	0.29
Net realized and unrealized gain (loss)	2.24	1.09
Total from investment operations	2.41	1.38
Distributions from:
Net investment income	(0.19)	(0.07)
Net realized gain	(0.25)	—
Total distributions	(0.44)	(0.07)
Total increase (decrease) in net asset value	1.97	1.13
Net asset value, ending	$23.28	$21.31
Total return(c)	11.28%	6.91%
Ratios to average net assets:(d)
Net investment income	1.56% (e)	1.62%(e)
Total expenses	1.73% (e)	2.72%(e)
Net expenses	0.22% (e)	0.22%(e)
Portfolio turnover	44%	42%
Net assets, ending (in thousands)	$10,338	$4,791

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 30, 2015 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Class A Shares	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016(a)(b)
Net asset value, beginning	$20.03	$20.00
Income from investment operations:
Net investment income	0.12	0.43
Net realized and unrealized gain (loss)	0.94	(0.38)
Total from investment operations	1.06	0.05
Distributions from:
Net investment income	(0.43)	(0.02)
Total distributions	(0.43)	(0.02)
Total increase (decrease) in net asset value	0.63	0.03
Net asset value, ending	$20.66	$20.03
Total return(c)	5.47%	0.25%
Ratios to average net assets:(d)
Net investment income	1.21% (e)	2.47%(e)
Total expenses	4.38% (e)	5.53%(e)
Net expenses	0.62% (e)	0.62%(e)
Portfolio turnover	16%	35%
Net assets, ending (in thousands)	$2,764	$3,714

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 30, 2015 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Class C Shares	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016(a)(b)
Net asset value, beginning	$19.92	$20.00
Income from investment operations:
Net investment income	0.05	0.28
Net realized and unrealized gain (loss)	0.93	(0.36)
Total from investment operations	0.98	(0.08)
Distributions from:
Net investment income	(0.36)	—
Total distributions	(0.36)	—
Total increase (decrease) in net asset value	0.62	(0.08)
Net asset value, ending	$20.54	$19.92
Total return(c)	5.06%	(0.40)%
Ratios to average net assets:(d)
Net investment income	0.49% (e)	1.61%(e)
Total expenses	13.77% (e)	20.68%(e)
Net expenses	1.37% (e)	1.37%(e)
Portfolio turnover	16%	35%
Net assets, ending (in thousands)	$185	$223

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 30, 2015 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Class Y Shares	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016(a)(b)
Net asset value, beginning	$20.07	$20.00
Income from investment operations:
Net investment income	0.16	0.55
Net realized and unrealized gain (loss)	0.93	(0.45)
Total from investment operations	1.09	0.10
Distributions from:
Net investment income	(0.53)	(0.03)
Total distributions	(0.53)	(0.03)
Total increase (decrease) in net asset value	0.56	0.07
Net asset value, ending	$20.63	$20.07
Total return(c)	5.63%	0.49%
Ratios to average net assets:(d)
Net investment income	1.64% (e)	3.14%(e)
Total expenses	3.86% (e)	5.65%(e)
Net expenses	0.37% (e)	0.37%(e)
Portfolio turnover	16%	35%
Net assets, ending (in thousands)	$5,869	$5,615

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 30, 2015 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Class I Shares	Six Months Ended March 31, 2017 (a) (Unaudited)	Period Ended September 30, 2016(a)(b)
Net asset value, beginning	$20.08	$20.00
Income from investment operations:
Net investment income	0.27	0.51
Net realized and unrealized gain (loss)	0.85	(0.40)
Total from investment operations	1.12	0.11
Distributions from:
Net investment income	(0.39)	(0.03)
Total distributions	(0.39)	(0.03)
Total increase (decrease) in net asset value	0.73	0.08
Net asset value, ending	$20.81	$20.08
Total return(c)	5.72%	0.56%
Ratios to average net assets:(d)
Net investment income	2.71% (e)	2.90%(e)
Total expenses	3.71% (e)	4.81%(e)
Net expenses	0.27% (e)	0.27%(e)
Portfolio turnover	16%	35%
Net assets, ending (in thousands)	$9,572	$2,571

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 30, 2015 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Global Energy Solutions Fund

	Six Months ended March 31, 2017 (a) (Unaudited)	Year Ended
		September 30,
Class A Shares		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$6.23	$5.76	$7.10	$6.94	$5.16	$5.48
Income from investment operations:
Net investment income (loss)	0.01	0.08(b)	0.01	—(c)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.12	0.40	(1.35)	0.16	1.79	(0.17)
Total from investment operations	0.13	0.48	(1.34)	0.16	1.78	(0.18)
Distributions from:
Net investment income	(0.06)	(0.01)	—	—	—	(0.14)
Total distributions	(0.06)	(0.01)	—	—	—	(0.14)
Total increase (decrease) in net asset value	0.07	0.47	(1.34)	0.16	1.78	(0.32)
Net asset value, ending	$6.30	$6.23	$5.76	$7.10	$6.94	$5.16
Total return(d)	2.19%	8.38%	(18.87)%	2.31%	34.50%	(3.27)%
Ratios to average net assets: (e)
Net investment income (loss)	0.41% (f)	1.33%(b)	0.17%	(0.05)%	(0.19)%	(0.21)%
Total expenses	2.05% (f)	2.06%	2.21%	2.13%	2.40%	2.57%
Net expenses	1.48% (f)	1.85%	1.85%	1.85%	1.85%	1.85%
Portfolio turnover	103%	89%	99%	62%	90%	52%
Net assets, ending (in thousands)	$53,660	$70,317	$59,589	$75,155	$79,302	$57,727

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.005 per share and 0.08% of average net assets.

(c)

Amount is less than $(0.005) per share.

(d )

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

( e )

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Global Energy Solutions Fund

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended
		September 30,
Class C Shares		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$5.82	$5.42	$6.75	$6.66	$5.00	$5.28
Income from investment operations:
Net investment income (loss)	(0.01)	0.03(b)	(0.05)	(0.07)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	0.12	0.37	(1.28)	0.16	1.73	(0.17)
Total from investment operations	0.11	0.40	(1.33)	0.09	1.66	(0.23)
Distributions from:
Net investment income	(0.01)	—	—	—	—	(0.05)
Total distributions	(0.01)	—	—	—	—	(0.05)
Total increase (decrease) in net asset value	0.10	0.40	(1.33)	0.09	1.66	(0.28)
Net asset value, ending	$5.92	$5.82	$5.42	$6.75	$6.66	$5.00
Total return(c)	1.92%	7.38%	(19.70)%	1.35%	33.20%	(4.38)%
Ratios to average net assets: (d)
Net investment income (loss)	(0.29%) (e)	0.45%(b)	(0.84)%	(1.04)%	(1.21)%	(1.22)%
Total expenses	2.86% (e)	2.87%	2.96%	2.93%	3.20%	3.37%
Net expenses	2.22% (e)	2.69%	2.85%	2.85%	2.85%	2.85%
Portfolio turnover	103%	89%	99%	62%	90%	52%
Net assets, ending (in thousands)	$11,615	$13,213	$13,663	$17,256	$16,697	$13,595

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.004 per share and 0.07% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Global Energy Solutions Fund

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended
		September 30,
Class Y Shares		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$6.47	$5.99	$7.36	$7.18	$5.32	$5.49
Income from investment operations:
Net investment income	0.02	0.10(b)	0.04	0.02	0.01	0.05
Net realized and unrealized gain (loss)	0.13	0.41	(1.41)	0.16	1.85	(0.22)
Total from investment operations	0.15	0.51	(1.37)	0.18	1.86	(0.17)
Distributions from:
Net Investment income	(0.08)	(0.03)	—	—	—	—
Total distributions	(0.08)	(0.03)	—	—	—	—
Total increase (decrease) in net asset value	0.07	0.48	(1.37)	0.18	1.86	(0.17)
Net asset value, ending	$6.54	$6.47	$5.99	$7.36	$7.18	$5.32
Total return(c)	2.35%	8.53%	(18.61)%	2.51%	34.96%	(3.10)%
Ratios to average net assets: (d)
Net investment income	0.80% (e)	1.57%(b)	0.57%	0.33%	0.16%	0.90%
Total expenses	1.68% (e)	1.64%	1.84%	1.85%	2.50%	6.75%
Net expenses	1.22% (e)	1.60%	1.60%	1.60%	1.60%	1.60%
Portfolio turnover	103%	89%	99%	62%	90%	52%
Net assets, ending (in thousands)	$10,124	$10,737	$8,097	$7,654	$1,877	$897

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.005 per share and 0.08% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Global Energy Solutions Fund

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended
		September 30,
Class I Shares		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$6.35	$5.88	$7.21	$7.02	$5.19	$5.59
Income from investment operations:
Net investment income (loss)	0.04	0.11(b)	0.06	0.03	—(c)	0.02
Net realized and unrealized gain (loss)	0.11	0.41	(1.39)	0.16	1.83	(0.18)
Total from investment operations	0.15	0.52	(1.33)	0.19	1.83	(0.16)
Distributions from:
Net investment income	(0.11)	(0.05)	—	—	—	(0.24)
Total distributions	(0.11)	(0.05)	—	—	—	(0.24)
Total increase (decrease) in net asset value	0.04	0.47	(1.33)	0.19	1.83	(0.40)
Net asset value, ending	$6.39	$6.35	$5.88	$7.21	$7.02	$5.19
Total return(d)	2.43%	8.76%	(18.45)%	2.71%	35.26%	(2.77)%
Ratios to average net assets: (e)
Net investment income	1.24% (f)	1.74%(b)	0.82%	0.34%	0.04%	0.38%
Total expenses	1.93% (f)	3.83%	5.63%	2.88%	3.19%	1.77%
Net expenses	1.05% (f)	1.40%	1.40%	1.40%	1.40%	1.40%
Portfolio turnover	103%	89%	99%	62%	90%	52%
Net assets, ending (in thousands)	$4,688	$910	$386	$180	$525	$725

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.006 per share and 0.09% of average net assets.

(c)

Amount is less than $0.005 per share.

(d )

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

( e )

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Global Water Fund

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended
		September 30,
Class A Shares		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$17.71	$14.87	$19.55	$19.12	$15.98	$14.29
Income from investment operations:
Net investment income (loss)	0.08	0.03(b)	(0.02)	0.01	(0.04)	0.02
Net realized and unrealized gain (loss)	0.68	2.81	(3.40)	1.77	3.99	3.29
Total from investment operations	0.76	2.84	(3.42)	1.78	3.95	3.31
Distributions from:
Net investment income	—	—(c)	—	(0.01)	(0.01)	(0.04)
Net realized gain	—	—	(1.26)	(1.34)	(0.80)	(1.58)
Total distributions	—	—(c)	(1.26)	(1.35)	(0.81)	(1.62)
Total increase (decrease) in net asset value	0.76	2.84	(4.68)	0.43	3.14	1.69
Net asset value, ending	$18.47	$17.71	$14.87	$19.55	$19.12	$15.98
Total return(d)	4.29%	19.13%	(18.35)%	9.69%	25.81%	25.16%
Ratios to average net assets: (e)
Net investment income	0.94% (f)	0.22%(b)	(0.09)%	0.05%	(0.23)%	0.16%
Total expenses	1.46% (f)	1.63%	1.82%	1.85%	2.04%	2.34%
Net expenses	1.28% (f)	1.51%	1.82%	1.85%	1.85%	1.85%
Portfolio turnover	27%	103%	110%	77%	104%	116%
Net assets, ending (in thousands)	$240,502	$278,517	$295,337	$384,697	$178,275	$55,964

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Global Water Fund

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended
		September 30,
Class C shares		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$16.37	$13.84	$18.41	$18.20	$15.38	$13.90
Income from investment operations:
Net investment income (loss)	0.02	(0.08)(b)	(0.13)	(0.12)	(0.19)	(0.12)
Net realized and unrealized gain (loss)	0.61	2.61	(3.18)	1.68	3.81	3.18
Total from investment operations	0.63	2.53	(3.31)	1.56	3.62	3.06
Distributions from:
Net investment income	—	—	—	(0.01)	—	—
Net realized gain	—	—	(1.26)	(1.34)	(0.80)	(1.58)
Total distributions	—	—	(1.26)	(1.35)	(0.80)	(1.58)
Total increase (decrease) in net asset value	0.63	2.53	(4.57)	0.21	2.82	1.48
Net asset value, ending	$17.00	$16.37	$13.84	$18.41	$18.20	$15.38
Total return(c)	3.85%	18.28%	(18.92)%	8.93%	24.63%	23.90%
Ratios to average net assets: (d)
Net investment loss	0.26% (e)	(0.52)%(b)	(0.79)%	(0.65)%	(1.16)%	(0.81)%
Total expenses	2.19% (e)	2.35%	2.53%	2.53%	2.79%	3.20%
Net expenses	2.03% (e)	2.25%	2.53%	2.53%	2.79%	2.85%
Portfolio turnover	27%	103%	110%	77%	104%	116%
Net assets, ending (in thousands)	$68,266	$71,334	$75,061	$94,985	$30,759	$8,574

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Global Water Fund

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended
		September 30,
Class Y shares		2016(a)	2015(a)	2014(a)	2013(a)	2012(a)
Net asset value, beginning	$17.94	$15.06	$19.73	$19.21	$16.03	$14.28
Income from investment operations:
Net investment Income (loss)	0.13	0.08(b)	0.04	0.07	0.01	0.05
Net realized and unrealized gain (loss)	0.67	2.85	(3.45)	1.80	3.99	3.31
Total from investment operations	0.80	2.93	(3.41)	1.87	4.00	3.36
Distributions from:
Net investment income	—	(0.05)	—	(0.01)	(0.02)	(0.03)
Net realized gain	—	—	(1.26)	(1.34)	(0.80)	(1.58)
Total distributions	—	(0.05)	(1.26)	(1.35)	(0.82)	(1.61)
Total increase (decrease) in net asset value	0.80	2.88	(4.67)	0.52	3.18	1.75
Net asset value, ending	$18.74	$17.94	$15.06	$19.73	$19.21	$16.03
Total return(c)	4.46%	19.51%	(18.12)%	10.14%	26.07%	25.55%
Ratios to average net assets: (d)
Net investment loss	1.51% (e)	0.50%(b)	0.23%	0.36%	0.08%	0.40%
Total expenses	1.12% (e)	1.27%	1.49%	1.49%	1.66%	2.12%
Net expenses	1.03% (e)	1.22%	1.49%	1.49%	1.60%	1.60%
Portfolio turnover	27%	103%	110%	77%	104%	116%
Net assets, ending (in thousands)	$118,105	$84,879	$93,551	$134,938	$26,009	$3,692

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees. This amounted to $0.002 per share and 0.01% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Global Water Fund

	Six Months Ended March 31, 2017 (a) (Unaudited)	Years or Periods Ended
		September 30,
Class I shares		2016(a)	2015(a)	2014(a)(b)
Net asset value, beginning	$17.79	$15.02	$19.64	$18.99
Income from investment operations:
Net investment income	0.14	0.13(c)	0.06	0.04
Net realized and unrealized gain (loss)	0.65	2.80	(3.42)	0.61
Total from investment operations	0.79	2.93	(3.36)	0.65
Distributions from:
Net investment income	—	(0.16)	—	—
Net realized gain	—	—	(1.26)	—
Total distributions	—	(0.16)	(1.26)	—
Total increase (decrease) in net asset value	0.79	2.77	(4.62)	0.65
Net asset value, ending	$18.58	$17.79	$15.02	$19.64
Total return(d)	4.44%	19.68%	(17.93)%	3.42%
Ratios to average net assets:(e)
Net investment income	1.59% (f)	0.80%(c)	0.32%	0.24%(f)
Total expenses	1.15% (f)	1.56%	3.89%	4.85%(f)
Net expenses	0.93% (f)	1.08%	1.29%	1.29%(f)
Portfolio turnover	27%	103%	110%	77%
Net assets, ending (in thousands)	$14,012	$4,637	$779	$1,066

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From January 31, 2014 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.003 per share and 0.02% of average net assets.

(d)

Total return is not annualized for period of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Appendix A

The Calvert Principles for Responsible Investment

We believe that most corporations and other issuers of securities deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors.  As a responsible investor, Calvert Research and Management seeks to invest in issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.

Calvert seeks to invest in issuers that balance the needs of financial and nonfinancial stakeholders and demonstrate a commitment to the global commons, as well as to the rights of individuals and communities.

The Calvert Principles for Responsible Investment (Calvert Principles) provide a framework for Calvert’s evaluation of investments and guide Calvert’s stewardship on behalf of clients through active engagement with issuers.  The Calvert Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote:

Environmental Sustainability and Resource Efficiency

•

Reduce the negative impact of operations and practices on the environment

•

Manage water scarcity and ensure efficient and equitable access to clean sources

•

Mitigate impact on all types of natural capital

•

Diminish climate-related risks and reduce carbon emissions

•

Drive sustainability innovation and resource efficiency through business operations or other activities, products and services

Equitable Societies and Respect for Human Rights

•

Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•

Respect human rights, respect culture and tradition in local communities and economies, and respect Indigenous Peoples’ Rights

•

Promote diversity and gender equity across workplaces, marketplaces and communities

•

Demonstrate a commitment to employees by promoting development, communication, appropriate economic opportunity and decent workplace standards

•

Respect the health and well-being of consumers and other users of products and services by promoting product safety

Accountable Governance and Transparency

•

Provide responsible stewardship of capital in the best interests of shareholders and debtholders

•

Exhibit accountable governance and develop effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•

Include environmental and social risks, impacts and performance in material financial disclosures to inform shareholders and debtholders, benefit stakeholders and contribute to strategy

•

Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•

Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust

Calvert’s commitment to these Principles signifies continuing focus on investing in issuers with superior responsibility and sustainability characteristics. The application of the Calvert Principles generally precludes investments in issuers that:

•

Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

•

Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•

Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•

Demonstrate poor governance or engage in harmful or unethical practices.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

•

Manufacture tobacco products.

•

Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

•

Manufacture or significant and direct involvement in the sale of firearms and/or ammunition.

•

Manufacture, design or sell weapons, or the critical components of weapons that violate international humanitarian law; or manufacture, design or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

An investment in a particular company or other issuer does not constitute Calvert’s endorsement or validation of the issuer, and the absence of a particular investment from a managed portfolio does not necessarily indicate that the issuer operates in a manner that is inconsistent with the Calvert Principles.

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Appendix B

Financial Intermediary Sales Charge Variations

As noted under “How to Buy Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary.  All variations described below are applied by, and the responsibility of, the identified financial intermediary.  Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified below should read the terms and conditions of the variations carefully.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

Fund Purchases through Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares

The front-end sales charges applicable to purchases of Class A shares will be waived for:

•

Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•

Shares purchased by or through a 529 Plan

•

Shares purchased through a Merrill Lynch affiliated investment advisory program

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A, Class B and Class C Shares

The CDSC payable on redemptions of Class A, Class B and Class C will be waived in connection with:

•

Shares sold on the death or disability of the shareholder

•

Shares sold as part of a systematic withdrawal plan as described in “How to Sell Shares”

•

Shares sold to return excess contributions from an IRA Account

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•

The sale of Fund shares acquired pursuant to the Rights of Reinstatement privilege as described above

•

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only)

•

An exchange for shares of another class of the same fund through a fee-based individual retirement account on the Merrill Lynch platform.  In such circumstances, Merrill Lynch will remit the portion of the CDSC to be paid to the principal underwriter equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Front-end load Discounts Available: Discounts, Rights of Accumulation & Letters of Intent

Front-end sales charges may be subject to discounts, rights of accumulation and letters of intent as follows:

•

The front-end sales charge applicable to Class A shares may be subject to breakpoint discounts for purchases in excess of $50,000 for Class A as described under “Sales Charges”

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•

Letters of Intent (LOI) through Merrill Lynch, over a 13-month period of time (if applicable)

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

To Open an Account:

800-368-2745

Performance and Prices:

www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:

Shareholders 800-368-2745
Brokers 800-368-2745

Regular Mail:

Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544

Registered, Certified or
Overnight Mail:

Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

Calvert Responsible Index Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Funds
c/o Eaton Vance Distributors, Inc.
Two International Place
Boston, MA  02110
Telephone:  1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on the Calvert funds’ website at the following Internet address: www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, D.C. 20549-1520.

The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Funds.  Shareholders of the Funds are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Funds.

Neither this Prospectus, the SAI nor any document filed as an exhibit to the Funds’ registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Investment Company Act file:

No. 811-09877 Calvert Responsible Index Series, Inc
(formerly Calvert Social Index Series, Inc.)

24147 10.3.17

Printed on recycled paper using soy or vegetable inks

STATEMENT OF
ADDITIONAL INFORMATION
February 1, 2017 as revised October 3, 2017

CALVERT RESPONSIBLE INDEX SERIES, INC.

Calvert U.S. Large Cap Core Responsible Index Fund

Calvert U.S. Large Cap Growth Responsible Index Fund

Calvert U.S. Large Cap Value Responsible Index Fund

Calvert U.S. Mid Cap Core Responsible Index Fund

Calvert Developed Markets Ex-U.S. Responsible Index Fund

1825 Connecticut Avenue NW, Suite 400
Washington, DC  20009
1-800-368-2745

Class (Ticker)
Calvert U.S. Large Cap Core Responsible Index Fund	A (CSXAX)	C (CSXCX)	I (CISIX)	Y (CISYX)	R6 (CSXRX)
Calvert U.S. Large Cap Growth Responsible Index Fund	A (CGJAX)	C (CGJCX)	I (CGJIX)	Y (CGJYX)
Calvert U.S. Large Cap Value Responsible Index Fund	A (CFJAX)	C (CFJCX)	I (CFJIX)	Y (CFJYX)
Calvert U.S. Mid Cap Core Responsible Index Fund	A (CMJAX)	C (CMJCX)	I (CMJIX)	Y (CMJYX)
Calvert Developed Markets Ex-U.S. Responsible Index Fund	A (CDHAX)	C (CDHCX)	I (CDHIX)	Y (CDHYX)

Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI.

This Statement of Additional Information (“SAI”) is not a prospectus. Investors should read the SAI in conjunction with the applicable Portfolio’s or Fund’s (each a “Fund” and collectively referred to as the “Funds”) Prospectus dated February 1, 2017 , as may be amended or supplemented from time to time.   Each Fund’s audited financial statements included in its Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI. Each Fund’s Prospectus and most recent shareholder report may be obtained free of charge by writing the respective Fund at the above address, calling the Fund at 800-368-2745, or visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Principal Investment Policies and Risks	3
Non-Principal Investment Policies and Risks	4
Additional Risk Disclosure	12
Investment Restrictions	13
Dividends, Distributions, and Taxes	14
Net Asset Value	15
Calculation of Performance	16
Purchase and Redemption of Shares	21
Directors and Officers	22
Investment Adviser	25
Portfolio Manager Disclosure	26
Administrative Services	28
Method of Distribution	29
Transfer and Shareholder Servicing Agents	31
Portfolio Transactions	32
Portfolio Holdings Disclosure	33
Personal Securities Transactions	34
Proxy Voting Disclosure	35
Process for Delivering Shareholder Communications to the Board of Directors	35
Independent Registered Public Accounting Firm and Custodian	35
General Information	35
Control Persons and Principal Holders of Securities	36
Financial Statements	41
Appendix A – Summary of Adviser Proxy Voting Policy and Procedures	42
Appendix B – Fund Global Proxy Voting Guidelines	43
Appendix C – Corporate Bond and Commercial Paper Ratings	61

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SAI dated February 1, 2017 as revised October 3, 2017

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

The following supplemental discussion of principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Tracking the Index

The process used by the Funds to attempt to track the applicable Index relies on assessing the difference between the respective Fund’s exposure to factors which influence returns and the Index’s exposure to those same factors. The combined variability of these factors and the correlation between factors are used to estimate the risk in the Fund. The extent to which the total risk characteristics of the Fund vary from that of the Index is active risk or tracking error.

A Fund’s ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. By regressing Fund returns against Index returns, the Adviser can calculate the degree of correlation, as measured by the Coefficient of Determination or R-squared. Values in excess of 90% indicate a very high degree of correlation between the Fund and the Index. The Funds will also be monitored to ensure those general characteristics, such as sector exposures, capitalization and valuation criteria, are relatively consistent over time.

Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Each Fund’s portfolio will be invested in a manner to closely track the Index.  To the extent that a Fund has investments in the Special Equities program and/or the High Social Impact Investments program, the Fund may be less able to closely track the Index than if it did not have investments in these programs.  Both of these investment programs are of limited size so that the tracking error induced by such investments would be limited.

Mid-Cap Issuers

The securities of mid-cap issuers often have greater price volatility, lower trading volume and less liquidity than the securities of larger, more established companies.  Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies.

Large-Cap Issuers (Applies to All Funds Except Calvert U.S. Mid Cap Core Responsible Index Fund)

Investing in large-cap issuers generally involves the risk that these companies may grow more slowly than the economy as a whole or not at all. Compared to small and mid-cap companies, large-cap companies are more widely followed in the market, which can make it more difficult to find attractive stocks that are not overpriced. Large-cap stocks also may be less responsive to competitive opportunities and challenges, such as changes in technology, and may offer less potential for long-term capital appreciation.

Foreign Securities (Applies to Calvert Developed Markets Ex-U.S. Responsible Index Fund)

Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities only to the extent they may be in the Index. The Index will not have any foreign stocks in it unless they are listed on a major U.S. exchange.  Thus, there will be no foreign custody or currency involved.  However, because the issuer is located outside the United States, such securities will still be subject to political and economic risks of the country where the issuer is located.

The Fund may purchase foreign securities directly on foreign markets. These securities are subject to the risk of currency fluctuation relative to the U.S. dollar. Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions. In addition, a foreign issuer may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuer’s assets or securities. The imposition of such sanctions could impair the market value of the securities of the foreign issuer and limit a Fund’s ability to buy, sell, receive or deliver the securities. The Fund may also invest in American Depositary Receipts (“ADRs”) and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts (“GDRs”). ADRs are United States (“U.S.”) dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials.  With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in

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SAI dated February 1, 2017 as revised October 3, 2017

foreign issuers’ stock, the Fund may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations.  The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve currency risk since they may not be U.S. dollar-denominated.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Funds change investments from one country to another or convert foreign securities holdings into U.S. dollars.

U.S. government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

The following discussion of non-principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund; and (vi) money market funds.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements

Each of the Funds may invest in repurchase agreements. Repurchase agreements are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether a Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser under the direction and supervision of the respective Fund’s Board of Trustees/Directors. In addition, the Funds will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller’s obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due a Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller’s obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Temporary Defensive Positions

For temporary defensive purposes which may include a lack of adequate purchase candidates or an unfavorable market environment the Funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Funds’ investments in temporary defensive positions are generally not insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.

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The Funds may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks (“Yankee” instruments) and obligations of foreign branches of U.S. banks (“Eurodollar” instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers.

U.S. Government-Sponsored Obligations

The Funds may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as Fannie Maes and Freddie Macs, respectively.

Fannie Mae and Freddie Mac. Unlike Government National Mortgage Association (“GNMA”) certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the United States (“U.S.”) Government. FNMA’s guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC’s guarantee is backed by reserves set aside to protect holders against losses due to default.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

U.S. Government-Backed Obligations

The Funds may invest in U.S. Treasury obligations and other U.S. government-backed obligations.

U.S. Treasury Obligations. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Ginnie Maes. Debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. government guarantees that interest and principal will be paid when due.

Other U.S. Government Obligations. The Funds may invest in other obligations issued or guaranteed by the U.S. government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Certificates of Deposit

Each Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by a Fund may not be fully insured.

Bankers’ Acceptances

Each Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

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Bank Time Deposits

Each Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

Commercial Paper

Each Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand.

Foreign Securities (Applies to All Funds Except Calvert Developed Markets Ex-U.S. Responsible Index Fund)

See “Foreign Securities” in “Supplemental Information on Principal Investment Policies and Risks” above.

Small-Cap Issuers

The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

Information concerning these securities may not be readily available, so the securities’ issuers may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Reverse Repurchase Agreements

Each of the Funds may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed-upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Funds do not intend to borrow for leverage purposes. The Funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

During the time a reverse repurchase agreement is outstanding, and the agreement has a specified repurchase price, a Fund will earmark or segregate liquid assets at least equal in value to the Fund’s obligations under the reverse repurchase agreement (inclusive of interest charges).

During the time a reverse repurchase agreement is outstanding, and the agreement does not have a specified repurchase price, a Fund will earmark or segregate liquid assets at least equal in value to the proceeds received by the Fund on any sale subject to repurchase (plus accrued interest).

A Fund’s use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Funds will enter into reverse repurchase agreements only with banks and dealers which the Adviser believes present minimal credit risks under guidelines adopted by each Fund’s Board of Trustees/Directors.

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SAI dated February 1, 2017 as revised October 3, 2017

Exchange-Traded Funds (“ETFs”)

ETFs are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) and whose underlying assets are generally stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day’s next calculated net asset value.  Although there can be no guarantee that an ETF’s intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a taxable event for the ETF or its ongoing shareholders.

A Fund may purchase shares of ETFs for the purpose of managing the Fund’s cash position consistent with the Fund’s benchmark.  For example, an ETF may be purchased if the Fund has excess cash and it may be held until the Adviser and/or Sub-Adviser decides to make other permissible investments.  Similarly, if the Fund should receive a large redemption request, the Fund could sell some or all of an ETF position to raise cash.  The responsible investment criteria of the Fund will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF.  Accordingly, the Fund could have indirect exposure to a company that does not meet the Fund’s responsible investment criteria and that could therefore not be purchased directly by the Fund.  ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable responsible investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of the Fund and (iii) will be used principally to help reduce deviations from the Fund’s benchmark.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF’s index), (iii) tracking error risk (the risk of errors in matching the ETF’s underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their net asset value, and because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Fund.  Therefore, the Fund’s purchase of an ETF results in the layering of expenses, such that shareholders of the Fund indirectly bear a proportionate share of any operating expenses of the ETF.

Illiquid Securities

Each Fund may not purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities.  The Adviser will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, a Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments.  The Board has adopted guidelines as part of the Valuation Procedures and delegated to the Adviser the daily function of determining the liquidity of restricted securities.  The Board retains sufficient oversight and is ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Fund’s Board.

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Forward Foreign Currency Contracts (Applies Only to Calvert Developed Markets Ex-U.S. Responsible Index Fund)

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the current rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies. The Fund may also use foreign currency options and futures.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded both in the interbank market conducted directly between currency traders (usually large commercial banks) and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, the Fund may have exposure to a particular foreign currency from the Fund’s portfolio securities and the Adviser and/or Sub-Adviser may anticipate a substantial decline in the value of that currency against the U.S. dollar. Similarly, the Fund may have exposure to a particular currency because of an overweight allocation to that currency in comparison to the Fund’s benchmark. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

In general, a Fund covers its daily obligation requirements for outstanding forward foreign currency contracts by earmarking or segregating liquid portfolio securities, financial instruments or foreign currencies. To the extent that a Fund is not able to cover its cash-settled forward currency positions with such underlying assets, the Fund earmarks or segregates cash equal to its daily marked-to-market net obligation under the forward currency contract. To the extent that a Fund is not able to cover forward currency positions that may be physically settled, the Fund earmarks or segregates cash equal to the difference between the purchase price due on the settlement date and any partial cover held by the Fund.  If the value of the securities used to cover a position or the value of earmarked or segregated assets declines, a Fund will find alternative cover or earmark or segregate additional cash or other liquid assets on a daily basis so that the value of the earmarked or segregated assets will be equal to the amount of such Fund’s commitments with respect to such contracts.

Derivatives

A Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the Fund. A Fund can use these practices either as a substitute for alternative permissible investments or as protection against a move that has an adverse effect on the Fund’s portfolio securities. If the Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid, which can make it difficult to value them.

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Futures Transactions

The Funds may purchase and sell futures contracts, but only when, in the judgment of the Adviser, such a position acts as a hedge.  The Funds may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations.

Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC.  Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

The Funds can use these practices only for hedging purposes and not for speculation or leverage. If the Adviser and/or Sub-Adviser judge market conditions incorrectly or employ a strategy that does not correlate well with a Fund’s investments, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The Funds can use financial futures contracts to increase or decrease its exposure to changing security prices. Futures contracts will be used only for the limited purpose of hedging the Fund’s cash position; a futures contract may be purchased if the Fund has excess cash, until the Fund can invest in stocks replicating the Fund’s Index. Similarly, if this Fund should receive a large redemption request, it could sell a futures contract to lessen its exposure to the market.

Options and Futures Contracts

Each Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  These Funds may also enter into closing transactions with respect to such options to terminate an existing position.

Each Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Regulatory Limitations.  The Adviser to the Funds has claimed an exclusion from the CFTC’s definition of “commodity pool operator.” Under the relevant CFTC rule, the Adviser can claim an exclusion with respect to each Fund if the Fund, among other things, limits its use of certain derivatives, such as futures, certain options, and swaps.  Under the rule, if a fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of a fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions).  If a Fund’s use of futures contracts does not comply with these limits, then the Adviser or commodity trading advisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s commodity pool operator, and that Fund would be subject to regulation under the Commodity Exchange Act. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Each Fund generally intends to engage in transactions in futures contracts and options thereon only for hedging, risk management, and other permissible purposes in accordance with the rules and regulations of the CFTC or other regulatory authorities.

In instances involving the purchase of futures contracts that allow for physical settlement (e.g., futures on Treasury securities), or call options thereon, or the writing of put options thereon, by a Fund, liquid assets, equal to 100% of the purchase price of the futures contracts and options thereon (less any related margin deposits), will be earmarked or segregated by the Fund’s custodian to cover the position.

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SAI dated February 1, 2017 as revised October 3, 2017

In instances involving the purchase of cash-settled futures contracts, or call options thereon, or the writing of put options thereon, by a Fund, liquid assets securities equal to the Fund’s daily marked-to-market net obligation, if any, of the futures contracts and options thereon (less any related margin deposits) will be earmarked or segregated by the Fund’s custodian to cover the position.

Additional Risks of Options and Futures Contracts.  If a Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Fund has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

The Funds can close out futures positions and options on futures in the secondary market only on an exchange or board of trade. Although the Funds intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Funds from closing a futures position or an option on a futures contract, which could require a Fund to make daily margin payments in the event of adverse price movements. If a Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet the Fund’s responsible investing criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

Special Equities Investments.  The Special Equities’ program allows a Fund to promote responsible investment goals through privately placed investments. As stated in the Prospectus, the Board of the Fund identifies, evaluates and selects Special Equities investments.

The Special Equities program, while generally comprising a small percentage of any participating Fund’s assets, invests in many investments that involve relatively high risks. These include foreign securities, below-investment grade, debt securities, emerging market securities, real estate investment trusts, small-cap issuers, limited partnerships, and securities with equity and debt characteristics, among others. See “Foreign Securities” in “Supplemental Information on Principal Investment Policies and Risks” above, and “Small-Cap Issuers,” “Below-Investment Grade Debt Securities,” “Real Estate Investment Trusts,” “Limited Partnerships,” “Securities with Equity and Debt Characteristics,” “Emerging Market Securities” and “Illiquid Securities” in this section on Non-Principal Investment Policies and Risks.  Funds participating in the Special Equities program may also invest in unsecured debt which does not have the benefits of a secured creditor in the event of bankruptcy.  A Special Equities investment may lose its entire value if the business enterprise does not succeed.  Because of their illiquid nature and contractual transfer restrictions, Special Equities investments may not be easily sold or transferred.

The Funds have retained independent consultants to provide investment research-related services with respect to the Special Equities program.

The Funds have not yet commenced investing in this program.

Limited Partnerships.  A Fund may invest in limited partnerships, primarily through the Special Equities program, to the extent disclosed in the Prospectus. Investments in limited partnerships pose special investment risks. A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed-through to its limited partners, such as the Funds, who include their allocated share of the partnership’s income and expenses in their own calculations of income and expense. The investment in limited partnerships may potentially cause non-compliance by the Funds with certain tax laws and regulations and subject the Funds to penalties under the tax laws, including possible loss of their qualification as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended.  The term of a limited partnership is generally 10 years or more. Limited partnership units are illiquid and subject to contractual transfer restrictions, thus a Fund will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership. As a limited partner, a Fund generally is not permitted to participate in the management of the partnership.  A Fund’s liability generally is limited to the amount of its commitment to the partnership.  When a Fund makes an investment in a limited partnership, it signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves. As a result, a Fund must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.

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SAI dated February 1, 2017 as revised October 3, 2017

Securities with Equity and Debt Characteristics.  The Funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stock or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, as well as changes in the credit quality of the issuer.

Real Estate Investment Trusts.  The Funds may make investments related to real estate, including real estate investment trusts (“REITs”).  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the REITS, while mortgage REITs, which make construction, development, and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the Investment Company Act of 1940, as amended.  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by their shareholders, including a Fund.

Below-Investment Grade Debt Securities. Below-investment grade debt securities are lower quality debt securities (generally those rated BB+ or lower by Standard and Poor’s Ratings Services or Ba1 or lower by Moody’s Investors Service, Inc., known as “junk bonds”). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix C for a description of the ratings). Unless otherwise stated in the Prospectus, a Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (“NRSRO”), or is an unrated security of comparable quality as determined by the Adviser or Sub-Adviser. Below-investment grade, debt securities involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

Emerging Markets Securities (Applies to All Funds Except Calvert U.S. Large Cap Core Responsible Index Fund).  Each Fund defines an emerging market as any country (other than the United States or Canada) that is not included in the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) (Standard) Index. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets, and possible arbitrary and unpredictable enforcement of securities regulations; controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency-hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, or newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of, or reverse the liberalization of, foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Custodial services and other investment-related costs are often more expensive in emerging market countries, which can reduce a Fund’s income from investments in securities or debt instruments of emerging market country issuers. Lastly, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

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SAI dated February 1, 2017 as revised October 3, 2017

Lending Portfolio Securities. A Fund may lend portfolio securities to certain financial institutions and broker/dealers, provided the aggregate value of the securities loaned by a Fund will not exceed 33 1/3% of its total assets.

Any such loans must be secured continuously in the form of cash or securities issued or guaranteed by the U.S. Government. Unless market practice otherwise permits, the collateral for each loan will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which, in each case, is marked to market on a daily basis.  A Fund that has made a loan must be able to terminate the loan upon notice at any time, subject to the normal settlement period for the applicable security. Each Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including responsible investment matters.

The advantage of such loans is that a Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral, which may be invested in accordance with the Fund’s investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, a Fund will make loans of its portfolio securities only to those firms the Adviser and/or Sub-Adviser deem creditworthy and only on terms the Adviser and/or Sub-Adviser believe should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

U.S. Government-Backed Obligations. Each of the funds may invest in U.S. Treasury obligations and other U.S. government-backed obligations.

U.S. Treasury Obligations. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Ginnie Maes. Debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. government guarantees that interest and principal will be paid when due.

Other U.S. Government Obligations. The Funds may invest in other obligations issued or guaranteed by the U.S. government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. government agency or instrumentality may not be backed by the full faith and credit of the United States).

Rights and Warrants

Each Fund may invest in rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe for shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are typically issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless.

Calvert Responsible Index Series, Inc.

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SAI dated February 1, 2017 as revised October 3, 2017

Charitable Contributions

On occasion, a Fund may make de minimis charitable contributions to groups intended to further the Fund’s responsible investment criteria, including but not limited to educating investors about responsible investing.

ADDITIONAL RISK DISCLOSURE

Financial Markets Risk

Over the past several years, the U.S. and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. While certain recent economic indicators have shown modest improvements in the capital markets, these indicators could worsen. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

Reduced liquidity in credit and fixed-income markets may continue to negatively impact issuers worldwide. Illiquidity in these markets may reduce the amount of credit available to purchasers of raw materials, goods, and services, which may, in turn, place downward pressure on the prices of economic staples. It may also result in issuers facing increased difficulty obtaining financing and, ultimately, a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on the Fund. The Adviser generally will take these and other economic conditions into consideration when making investment decisions for the Fund and will seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that the Adviser will be successful in doing so.

Cybersecurity Risk

With the increased use of technologies by Fund service providers, such as the Internet to conduct business, a Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s investment adviser or administrator, principal underwriter and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While various Fund service providers have established business continuity plans and risk management systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Operational Risk

A Fund’s service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Fund. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Borrowing for Temporary Purposes

A Fund may borrow for temporary purposes (to finance the purchase or sale of securities for prompt delivery or finance the redemption of shares). The Fund’s ability to borrow is subject to its terms and conditions of its credit arrangements, which in some cases may limit the Fund’s ability to borrow under the arrangements. The Fund is limited on how much it may borrow under the credit arrangements. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under the credit arrangements are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lender may have the right to cause a liquidation of Fund assets and, if any such default is not cured, the lender may be able to control the liquidation as well.

Calvert Responsible Index Series, Inc.

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SAI dated February 1, 2017 as revised October 3, 2017

Credit arrangements are subject to annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Because the Fund is a party to joint credit arrangements, it may be unable to borrow some or all of its requested amounts at any particular time. Borrowings involve additional expense to the Fund.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Each Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined under the Investment Company Act of 1940, as amended (the “1940 Act”).

1.

Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

2.

No Fund may concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured thereby).

3.

No Fund may issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed).

4.

No Fund may underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be an underwriting.

5.

No Fund may invest directly in commodities or real estate, although a Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

6.

No Fund may lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the Securities and Exchange Commission (“SEC”) staff, “concentrate” means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

Each Fund may invest up to 10% of its net assets in reverse repurchase agreements.

Under current law a Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

Nonfundamental Investment Restrictions

The Board of Directors has adopted the following nonfundamental investment restrictions for each Fund. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

1.

Under normal circumstances, invest less than 95% of its net assets in stocks contained in the applicable Index.  The Fund will provide shareholders with at least 60 days’ notice before changing this investment policy.

2.

Purchase the obligations of foreign issuers, if as a result, foreign securities would exceed 5% of the value of the Fund’s net assets (not applicable to Calvert Developed Markets Ex-U.S. Responsible Index Fund).

3.

Purchase illiquid securities if more than 15% of the value of the Fund’s net assets would be invested in such securities.

4.

Purchase debt securities (other than money market instruments or High Social Impact Investments).

5.

Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund’s net assets.

6.

Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund’s total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of its total assets.

Calvert Responsible Index Series, Inc.

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SAI dated February 1, 2017 as revised October 3, 2017

7.

With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

To the extent a registered open-end investment company acquires securities of a fund in reliance on Section 12(d)(1)(G) under the 1940 Act, such fund shall not acquire any securities of a registered open-end investment company in reliance on Sections 12(d)(1)(G) or 12(d)(1)(F) under the 1940 Act.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a requirement with respect to the percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset. Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset. However, a Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Utilization of these capital loss carryforwards may be subject to annual limitations under section 382 of the Code.

Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction occurring in the Funds if: (a) the shareholder’s social security number or other taxpayer identification number (“TIN”) is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder’s correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Funds are notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder’s name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; (c) the Fund’s identifying CUSIP number; and (d) cost basis information for shares acquired on or after January 1, 2012.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships, and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

Many states do not tax the portion of a Fund’s dividends that is derived from interest on U.S. government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. government obligations. Shareholders should consult their tax advisers about the tax status of dividends and distributions from a Fund in their respective jurisdictions.

Calvert Responsible Index Series, Inc.

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SAI dated February 1, 2017 as revised October 3, 2017

Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. In addition, for individual investors, some dividends may be identified as “qualified dividend income” and may be eligible for the reduced federal tax rate.

NET ASSET VALUE

The net asset value (NAV) of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets. The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the New York Stock Exchange ( the “ Exchange ”) is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Calvert funds website (www.calvert.com).

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value. Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund ) under the procedures.

•

Equity securities (including common stock, exchange-traded funds, closed end funds, preferred equity securities, exchange-traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities. The pricing service may use a pricing matrix to determine valuation. Short-term instruments with remaining maturities of less than 397 days are valued on the basis of market valuations furnished by a pricing service or based on dealer quotations.

•

Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

•

Senior and Junior Loans are valued on the basis of prices furnished by a pricing service. The pricing service uses transactions and market quotations from brokers in determining values.

•

Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

•

Exchange-traded options are valued at the mean of the bid and asked prices. Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

•

Precious metals are valued are valued at the New York Composite mean quotation.

•

Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

•

Valuations of foreign equity securities and total return swaps and exchange-traded futures contracts on non- North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board. Such methods may include consideration of relevant factors, including but not limited to (i) the type of security , the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchangetraded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser, or sub-adviser, if applicable ..

Calvert Responsible Index Series, Inc.

16

SAI dated February 1, 2017 as revised October 3, 2017

CALCULATION OF PERFORMANCE

Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.  See the Prospectus for the Fund’s standardized (with maximum load) performance results for the periods ended December 31, 2016 and for the fiscal year ended September 30, 2016.  Average annual total returns (before the deduction of taxes) without maximum load for Class A and Class C shares for the periods ended September 30, 2016, are as follows:

Calvert U.S. Large Cap Core Responsible Index Fund

Before Taxes

Periods Ended September 30, 2016	Class A Total Return		Class C Total Return		Class I Total Return	Class Y Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One year	7.34%	12.68%	10.78%	11.78%	13.00%	12.90%
Five years	15.06%	16.19%	15.22%	15.22%	16.76%	16.29%
Ten years	6.02%	6.54%	5.57%	5.57%	7.09%	6.58%

Calvert U.S. Large Cap Core Responsible Index Fund

After Taxes on Distributions

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	5.32%
Five years	14.25%
Ten years	5.57%

Calvert U.S. Large Cap Core Responsible Index Fund

After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	5.31%
Five years	12.09%
Ten years	4.81%

Calvert Responsible Index Series, Inc.

17

SAI dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Growth Responsible Index Fund

Before Taxes

Periods Ended September 30, 2016	Class A Total Return		Class C Total Return		Class I Total Return	Class Y Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One year	6.30%	11.63%	9.79%	10.79%	12.02%	11.89%
Five years	N/A	N/A	N/A	N/A	N/A	N/A
Ten years	N/A	N/A	N/A	N/A	N/A	N/A
From Inception*	-1.08%	2.74%	1.97%	1.97%	3.10%	2.97%

Calvert U.S. Large Cap Growth Responsible Index Fund

After Taxes on Distributions

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	6.20%
Five years	N/A
Ten years	N/A
From Inception*	-1.16%

Calvert U.S. Large Cap Growth Responsible Index Fund

After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	4.75%
Five years	N/A
Ten years	N/A
From Inception*	-0.86%

*Inception Dates

Class A

June 19, 2015

Class C

June 19, 2015

Class I

June 19, 2015

Class Y

June 19, 2015

Calvert U.S. Large Cap Value Responsible Index Fund

Before Taxes

Periods Ended September 30, 2016	Class A Total Return		Class C Total Return		Class I Total Return	Class Y Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One year	7.86%	13.24%	11.41%	12.41%	13.60%	13.53%
Five years	N/A	N/A	N/A	N/A	N/A	N/A
Ten years	N/A	N/A	N/A	N/A	N/A	N/A
From Inception*	-2.93%	0.83%	0.08%	0.08%	1.17%	1.07%

Calvert Responsible Index Series, Inc.

18

SAI dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Value Responsible Index Fund

After Taxes on Distributions

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	7.60%
Five years	N/A
Ten years	N/A
From Inception*	-3.11%

Calvert U.S. Large Cap Value Responsible Index Fund

After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	5.87%
Five years	N/A
Ten years	N/A
From Inception*	-2.31%

*Inception Dates

Class A

June 19, 2015

Class C

June 19, 2015

Class I

June 19, 2015

Class Y

June 19, 2015

Calvert U.S. Mid Cap Core Responsible Index Fund

Before Taxes

Periods Ended September 30, 2016	Class A Total Return		Class C Total Return		Class I Total Return	Class Y Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One year	N/A	N/A	N/A	N/A	N/A	N/A
Five years	N/A	N/A	N/A	N/A	N/A	N/A
Ten years	N/A	N/A	N/A	N/A	N/A	N/A
From Inception*	1.48%	6.55%	4.82%	5.82%	6.91%	6.79%

Calvert U.S. Mid Cap Core Responsible Index Fund

After Taxes on Distributions

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	N/A
Five years	N/A
Ten years	N/A
From Inception*	1.35%

Calvert Responsible Index Series, Inc.

19

SAI dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Mid Cap Core Responsible Index Fund

After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	N/A
Five years	N/A
Ten years	N/A
From Inception*	0.84%

*Inception Dates

Class A

October 30, 2015

Class C

October 30, 2015

Class I

October 30, 2015

Class Y

October 30, 2015

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Before Taxes

Periods Ended September 30, 2016	Class A Total Return		Class C Total Return		Class I Total Return	Class Y Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One year	N/A	N/A	N/A	N/A	N/A	N/A
Five years	N/A	N/A	N/A	N/A	N/A	N/A
Ten years	N/A	N/A	N/A	N/A	N/A	N/A
From Inception*	-4.52%	0.25%	-1.40%	-0.40%	0.56%	0.49%

Calvert Developed Markets Ex-U.S. Responsible Index Fund

After Taxes on Distributions

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	N/A
Five years	N/A
Ten years	N/A
From Inception*	-4.56%

Calvert Developed Markets Ex-U.S. Responsible Index Fund

After Taxes on Distributions and Sale of Fund Shares

Periods Ended September 30, 2016	Class A Total Return With Maximum Load
One year	N/A
Five years	N/A
Ten years	N/A
From Inception*	-2.56%

*Inception Dates

Class A

October 30, 2015

Class C

October 30, 2015

Class I

October 30, 2015

Class Y

October 30, 2015

Calvert Responsible Index Series, Inc.

20

SAI dated February 1, 2017 as revised October 3, 2017

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

PURCHASE AND REDEMPTION OF SHARES

Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order.  The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

The Funds have no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

The Funds do not issue share certificates.  Shares are electronically recorded.  If you are redeeming or exchanging shares represented by certificates previously issued by a Fund, you must return the certificates to the Fund’s transfer agent with your written redemption or exchange request.  If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person.

The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, each Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. No CDSC will be imposed with respect to such involuntary redemptions.

As disclosed in the Prospectus, the Funds typically expect to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio securities and/or (iii) borrowing from a bank under a line of credit. In addition to the foregoing, a Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert to the securities to cash.  Unless requested by a shareholder, each Fund expects to limit use of redemption in-kind to stressed market conditions.  Any redemption in-kind would be made in accordance with policies adopted by the Fund, which allow the Fund to distribute securities pro rata or as selected by the investment adviser.

Each Fund participates in a joint credit facility arrangement with other Calvert funds and may borrow amounts available thereunder for temporary purposes, such as meeting redemptions. Each Fund may also rely on exemptive relief to participate in an interfund lending program with other Calvert funds.  Such program is not operational as of the date of the SAI.

While normally payments will be made in cash for redeemed shares, each Fund, subject to compliance with applicable regulations, have reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of securities. Unless requested by a shareholder, each Fund generally expects to limit use of redemption in-kind to stressed market conditions, but is permitted to do so in other circumstances.  Securities distributed in a redemption in-kind would be valued pursuant to the Funds’ valuation procedures and selected by the investment adviser.  If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuation until sold.

See the Fund’s Prospectus for additional details on purchases and redemptions.

Calvert Responsible Index Series, Inc.

21

SAI dated February 1, 2017 as revised October 3, 2017

DIRECTORS AND OFFICERS

Each Fund’s Board of Directors supervises that Fund’s activities and reviews its contracts with companies that provide it with services.  Business information about the Directors as well as information regarding the experience, qualifications, attributes and skills of the Directors is provided below.  Independent Directors refers to those Directors who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
Independent Directors
RICHARD L. BAIRD, JR. 1948	Director	2000	Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	37	None
ALICE GRESHAM BULLOCK 1950	Chair and Director	2016	Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).	37	None
CARI DOMINGUEZ 1949	Director	2016	Former Chair of the U.S. Equal Employment Opportunity Commission.	37	Manpower, Inc. (employment agency) Triple S Management Corporation (managed care) National Association of Corporate Directors
JOHN G. GUFFEY, JR. 1948	Director	2000	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).	37	Ariel Funds (3) (asset management) (through 12/31/11) Calvert Social Investment Foundation Calvert Ventures, LLC
MILES D. HARPER, III 1962	Director	2005	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), (November 1999 – September 2014).	37	Bridgeway Funds (14) (asset management)
JOY V. JONES 1950	Director	2000	Attorney.	37	Conduit Street Restaurants SUD 2 Limited Palm Management Corporation

Calvert Responsible Index Series, Inc.

22

SAI dated February 1, 2017 as revised October 3, 2017

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
ANTHONY A. WILLIAMS 1951	Director	2016	CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012); William H. Bloomberg Lecturer in Public Management at the Harvard Kennedy School (since 2009).	37

Freddie Mac

Evoq Properties/Meruelo Maddux Properties, Inc. (real estate management)

Weston Solutions, Inc. (environmental services)

Bipartisan Debt Reduction Task Force

Chesapeake Bay Foundation

Catholic University of America

Urban Institute (research organization)

Interested Directors
JOHN H. STREUR* 1960	Director & President	2015

President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016); President and Chief Executive Officer of Calvert Investments, Inc. (January 2015-December 2016); Chief Compliance Officer of Calvert Investment Distributors, Inc. (August 2015-December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015-April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).

				37

Portfolio 21 Investments, Inc. (asset management)(through October 2014)

Managers Investment Group LLC (asset management)(through January 2012)

The Managers Funds (asset management) (through January 2012)

Managers AMG Funds (asset management) (through January 2012)

Calvert Social Investment Foundation

Principal Officers who are not Directors

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years
HOPE BROWN 1973	Chief Compliance Officer	2014

Chief Compliance Officer for the Calvert Funds (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

MAUREEN A. GEMMA 1960	Secretary and Vice President	2016

Vice President of CRM and officer of 37 registered investment companies advised by CRM (since 2016) ..  Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

JAMES F. KIRCHNER 1967	Treasurer	2016

Vice President of CRM and officer of 37 registered investment companies advised by CRM (since 2016) ..  Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

* Mr. Streur is an interested person of the Funds because of his positions with each Fund’s Adviser and certain affiliates.

Calvert Responsible Index Series, Inc.

23

SAI dated February 1, 2017 as revised October 3, 2017

The address of the Directors and Ms. Brown is 1825 Connecticut Avenue NW , Suite 400, Washington, DC  20009 ..  The address of Ms. Gemma and Mr. Kirchner is Two International Place, Boston, Massachusetts 02110.   As of December 31, 2016, the Directors and Officers as a group owned less than 1% of each of the outstanding shares of each Fund.

Directors’ Ownership of Fund Shares

The Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2016:

Dollar Range of Equity Securities Beneficially Owned by
Fund Name	Richard L. Baird, Jr.(2)	Alice Gresham Bullock(2)(3)	Cari Dominguez(2)(3)	John G. Guffey, Jr.(2)	Miles D. Harper, III(2)	Joy V. Jones(2)	John H. Streur(1)	Anthony A. Williams(2)(3)
U.S. Large Cap Core Responsible Index Fund	Over $100,000	None	None	$50,001 - $100,000	None	$50,001 - $100,000	None	None
U.S. Large Cap Growth Responsible Index Fund	None	None	None	None	None	None	None	None
U.S. Large Cap Value Responsible Index Fund	None	None	None	None	None	None	None	None
U.S. Mid Cap Core Responsible Index Fund	None	None	None	None	None	None	None	None
Developed Markets Ex-U.S. Responsible Index Fund	None	None	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in the Calvert Family of Funds	Over $100,000	None	$10,001 - $50,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	None

(1)

Interested Director.

(2)

Independent Director.

(3)

Mmes. Bullock and Dominguez and Mr. Williams began serving as Directors of the Corporation effective December 23, 2016. Information for each is provided as of September 30, 2016.

Calvert Responsible Index Series, Inc.

24

SAI dated February 1, 2017 as revised October 3, 2017

Director Compensation Table

The fees and expenses of the Directors of the Corporation are paid by the Fund (and other series of the Corporation). (A Board member who is a member of the Calvert organization receives no compensation from the Corporation.) During the fiscal year ended September 30, 2016, the Directors of the Corporation earned the following compensation in their capacities as Board members from the Corporation. For the year ended December 31, 2016, the Board members earned the following compensation in their capacities as members of the Calvert Fund Boards(1):

Source of Compensation	Richard L. Baird, Jr.	Alice Gresham Bullock	Cari Dominguez	John G. Guffey, Jr.	Miles D. Harper, III	Joy V. Jones	Anthony A. Williams
Corporation(2)	$10,691(3)	$8,320	$7,444	$9,386(4)	$9,386(5)	$9,386(6)	$7,444
Corporation and Fund Complex(1)	$157,051	$95,000(7)	$85,000	$138,529(8)	$77,968(9)	$78,471(10)	$85,000(11)

(1)

As of February 1, 2017, the Calvert fund complex consists of 37 registered investment companies.  Mmes. Bullock and Dominiguez and Mr. Williams began serving as Directors of the Corporation effective December 23, 2016, and thus the compensation figures listed for the Corporation and Corporation and Fund Complex are estimated based on amounts each would have received if they had been Directors for the full fiscal year ended September 30, 2016 and for the full calendar year ended December 31, 2016..

(2)

The Corporation consisted of 5 Funds as of September 30, 2016.

(3)

Includes $787 of deferred compensation.

(4)

Includes $1,053 of deferred compensation.

(5)

Includes $9,386 of deferred compensation.

(6)

Includes $5,575 of deferred compensation.

(7)

Includes $9,500 of deferred compensation.

(8)

Includes $13,862 of deferred compensation.

(9)

Includes $77,968 of deferred compensation.

(10)

Includes $46,608 of deferred compensation.

(11)

Includes $8,500 of deferred compensation.

Board Structure

The Board has appointed a noninterested Director to serve in the role of Chairperson. The Chairperson’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. Ms. Gresham Bullock serves as Chair of the Board as an “independent” Board member.

The Funds’ Audit Committees approve and recommend to their respective Boards the approval of independent public accountants to conduct the annual audit of each applicable Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the Fund’s annual audit; and reviews the performance of, and fees charged by, the independent public accountants for professional services.  In addition, the Audit Committees meet with each Fund’s independent public accountants and representatives of Fund management, as applicable, to review accounting activities and areas of financial reporting and control. The following individuals are members of the Board’s Audit Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.  Mr. Harper has been designated as the Audit Committee Financial Expert.

The Governance Committee of each of the Funds addresses matters of fund governance, including policies on Director compensation and on Board and committee structure and responsibilities. The functions of the Governance Committee of each Board also include those of a Nominating Committee -- e.g., the initiation and consideration of nominations for the appointment or election of independent Directors of the Boards, as applicable.  When identifying and evaluating prospective nominees for vacancies on the Board, the Committee reviews all recommendations in the same manner, including those received from shareholders.  The Committee determines if the prospective nominee meets the specific qualifications set forth in the Committee’s charter, and any other qualifications deemed to be important by the Committee.

The Board believes that diversity is an important attribute of a well-functioning board. The Governance Committee is responsible for advising the Board upon request on matters of diversity, including race, gender, culture, thought, and geography; and for recommending, as necessary, measures contributing to a Board that, as a whole, reflects a range of viewpoints, backgrounds, skills, experience, and expertise.  In the process of searching for qualified persons to serve on the Board, the Committee strives for the inclusion of diverse groups, knowledge, and viewpoints. To accomplish this, the Committee may retain an executive search firm to help meet the Committee’s diversity objective as well as form alliances with organizations representing the

Calvert Responsible Index Series, Inc.

25

SAI dated February 1, 2017 as revised October 3, 2017

interests of women and minorities. In connection with its efforts to create and maintain a diverse Board, the Committee may: (i) develop recruitment protocols that seek to include diverse candidates in any director/trustee search. These protocols should take into account that qualified, but often overlooked, candidates may be found in a broad array of organizations, including academic institutions, privately held businesses, nonprofit organizations, and trade associations, in addition to the traditionally recognized candidate pool of public company directors and officers; (ii) strive to use the current network of organizations and trade groups that may help identify diverse candidates; and (iii) periodically review director/trustee recruitment and selection protocols so that diversity remains a component of any director/trustee search.  The Committee shall, as it deems appropriate, periodically review Board composition to ensure that the Board reflects a balance of knowledge, experience, skills, expertise, and diversity, including racial and gender diversity, required for the Board to fulfill its duties.  The following individuals serve as members of the Consolidated Board’s Governance Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Funds is the Board’s oversight of the risk management of a Fund’s investment programs and business affairs.  Each Fund is subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Funds, the Adviser, and other service providers to the Funds have implemented various processes, procedures and controls intended to identify and address risks to the Funds.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Directors exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board of Directors requires management of the Adviser and the Funds, including the Funds’ Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Funds’ independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Directors meet with the Funds’ CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Funds’ CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  The Board also receives regular reports from the Adviser on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities.  The Board also receives reports from the Funds’ primary service providers regarding their operations as they relate to the Funds.

INVESTMENT ADVISER

The Funds’ Investment Adviser is Calvert Research and Management (“CRM” or the “Adviser”), a subsidiary of Eaton Vance Management (“Eaton Vance”) which is a wholly-owned subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company. Under the Investment Advisory Agreement with respect to the Funds, the Adviser provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of each Fund’s Board of Directors. The Adviser provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors who are employees of the Adviser or its affiliates. Each Fund pays all expenses other than those expressly assumed by CRM, including, among other things, fees paid to the investment adviser pursuant to the investment advisory agreement; legal and audit expenses; fees and expenses related to the registration and qualification of each Fund and distribution of its shares under federal and state securities laws; compensation of the administrator; fees, expenses, and disbursements of transfer agents, registrars, custodians, dividend disbursing agents, and shareholder servicing agents for all services to the Funds; compensation and expenses of the Directors, who are not members of CRM’s organization; brokerage commissions and other expenses associated with the purchase, holding, and sale of portfolio securities; taxes and interest; all payments to be made and expenses to be assumed by the Fund in connection with the distribution of Fund shares; expenses of preparing, typesetting, printing, and distributing prospectuses of the Trust; insurance expenses; and such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust/Corporation to indemnify its Trustees/Directors and officers with respect thereto.

Under the Investment Advisory Agreement, the Adviser receives an annual fee, payable monthly, of 0.15% of the average daily net assets of the respective Fund. This investment advisory fee includes the cost of evaluating investments according to a Fund’s investment criteria.

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The Adviser reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker-dealers in consideration of their promotional or administrative services. The Adviser may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund’s Prospectus. For those Funds with multiple classes, investment advisory fees are allocated among classes as a Fund-level expense based on net assets.

Prior to December 31, 2016, Calvert Investment Management, Inc. (“CIM”) served as investment adviser to the Funds and received an annual fee, payable monthly, of 0.15% of the average daily net assets of the respective Fund. The advisory fees paid to the CIM by the Funds for the past three fiscal years were as follows:

	2014	2015	2016
Calvert U.S. Large Cap Core Responsible Index Fund	$504,404	$698,264	$1,012,216
Calvert U.S. Large Cap Growth Responsible Index Fund	N/A*	$2,238	$62,314
Calvert U.S. Large Cap Value Responsible Index Fund	N/A*	$2,386	$121,179
Calvert U.S. Mid Cap Core Responsible Index Fund	N/A**	N/A**	$12,594
Calvert Developed Markets Ex-U.S. Responsible Index Fund	N/A**	N/A**	$10,444

*

No information is available because the Fund commenced operations on June 19, 2015.

**

No information is available because the Fund commenced operations on October 30, 2015.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Fund’s Portfolio Manager, identified in the applicable Prospectus of the Fund, is provided below.

A.  Other Accounts Managed by Portfolio Managers of the Funds

The following Fund Portfolio Manager is also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager and assets are shown in millions of dollars.

Thomas C. Seto(1)

Accounts Managed as of September 30, 2016	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	30	12	12,347
Total Assets of All Accounts	$22,092.8(2)	$3,546.1	$63,490.8(3)
Number of Accounts Paying a Performance Fee	0	0	2
Total Assets of Accounts Paying a Performance Fee	$0	$0	$1,155.3

(1)

Mr. Seto began serving as a Portfolio Manager of the Funds on December 31, 2016.

(2)

This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts.  Only the assets allocated to this portfolio manager as of September 30, 2016 are reflected in the table.

(3)

For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program.

B.  Potential Conflicts of Interest in Managing a Fund and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Fund Portfolio Managers” above.

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  The Adviser has adopted trade allocation procedures, which are designed to ensure fair allocation of investment opportunities among all accounts. In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Adviser to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

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C.  Compensation of Portfolio Managers of the Funds

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Adviser or Sub-Adviser (if any) of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by Fund Portfolio Managers” above.

Compensation Structure for CRM.  Compensation of the Adviser’s portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock.  The Adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the Adviser’s employees.  Compensation of the Adviser’s investment professionals is reviewed primarily on an annual basis.  Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation.  The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below).  In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk).  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by the Adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark.  The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes.  For other funds, performance is evaluated on a pre-tax basis.  For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts.  Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  The Adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its parent company.  The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income.  While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.  For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

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D.  Securities Ownership of Portfolio Managers of the Funds

With respect to each Portfolio Manager identified in the applicable prospectus, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of September 30, 2016 in the Fund(s) managed by that individual.  The securities were valued as of September 30, 2016 for each Fund.  (Specified ranges: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Name of Portfolio Manager	Firm	Fund	Fund Ownership
Thomas C. Seto		Calvert U.S. Large Cap Core Responsible Index Fund	None
		Calvert U.S. Large Cap Growth Responsible Index Fund	None
	CRM	Calvert U.S. Large Cap Value Responsible Index Fund	None
		Calvert U.S. Mid Cap Core Responsible Index Fund	None
		Calvert Developed Markets Ex-U.S. Responsible Index Fund	None

ADMINISTRATIVE SERVICES

As indicated in the Prospectus, CRM serves as administrator of each Fund.  Each Fund is authorized to pay CRM an annual fee for providing administrative services to the Fund as described in the Prospectus.  Under each Agreement, CRM has been engaged to administer each Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Prior to December 31, 2016, Calvert Investment Administrative Services (“CIAS”), served as each Fund’s administrative services agent. For providing such services, prior to February 1, 2016, CIAS received an annual administrative fee payable monthly (as a percentage of average daily net assets) as follows: for Calvert U.S. Large Cap Core Responsible Index Fund, CIAS receives an annual administrative service fee of 0.15% (as a percentage of average daily net assets) payable monthly for Class A, C  and Y and 0.10% for Class I.  For Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund and Calvert Developed Markets Ex-U.S. Responsible Index Fund, CIAS receives no administrative fee.

Effective February 1, 2016, the administrative fee for each share class of each Fund is 0.12% (as a percentage of average daily net assets) payable monthly, with a contractual waiver of 0.12% (12 basis points) of the administrative fee through January 31, 2018 for Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, and Calvert Developed Markets Ex-U.S. Responsible Index Fund and 0.02% (2 basis points) of the administrative fee for Class I of Calvert U.S. Large Cap Core Responsible Index Fund through January 31, 2018.

For the last three fiscal years, total administrative fees paid to CIAS by the Funds were:

	2014	2015	2016
Calvert U.S. Large Cap Core Responsible Index Fund	$1,638,764	$617,910	$826,153***
Calvert U.S. Large Cap Growth Responsible Index Fund	N/A*	$0	$34,265
Calvert U.S. Large Cap Value Responsible Index Fund	N/A*	$0	$71,662
Calvert U.S. Mid Cap Core Responsible Index Fund	N/A**	N/A**	$8,522
Calvert Developed Markets Ex-U.S. Responsible Index Fund	N/A**	N/A**	$6,856

* No information is available because the Fund commenced operations on June 19, 2015.

** No information is available because the Fund commenced operations on October 30, 2015.

*** During the year ended September 30, 2016 CIAS voluntarily waived $17,356.

METHOD OF DISTRIBUTION

Effective December 31, 2016, Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Funds. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the members of the Board (including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution

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Plan), may be terminated on sixty days’ notice either by such Directors or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC.

Prior to December 31, 2016, Calvert Investment Distributors, Inc. (“CID”) served as distributor for the Funds.

Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans (the “Plans”) which permit the Funds to pay certain expenses associated with the distribution of shares and shareholder servicing.

Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons. Each Fund’s Plans were approved by the Board of Directors, including the Directors who are not “interested persons” of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. In establishing the Plans, the Directors considered various factors including the anticipated amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including through economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

The Plans may be terminated by vote of a majority of the Independent Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund. Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the Independent Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is annually approved by: (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.

As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Funds as part of the annual operating expenses).  In addition to these payments, the Adviser, principal underwriter and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.  The Adviser, principal underwriter and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms’ accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.

Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers.  The Adviser does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares.

Total Plan Expenses paid to CID by the Funds for the fiscal year ended September 30, 2016 were:

	Class A	Class C
Calvert U.S. Large Cap Core Responsible Index Fund	$738,779	$409,810
Calvert U.S. Large Cap Growth Responsible Index Fund	$7,785	$4,679
Calvert U.S. Large Cap Value Responsible Index Fund	$36,237	$1,889
Calvert U.S. Mid Cap Core Responsible Index Fund	$7,839	$1,377
Calvert Developed Markets Ex-U.S. Responsible Index Fund	$5,510	$1,306

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SAI dated February 1, 2017 as revised October 3, 2017

Based on information previously provided by CID, for the fiscal year ended September 30, 2016, the Funds’ Plan expenses for Classes A and C were spent for the following purposes:

Calvert U.S. Large Cap Core Responsible Index Fund	Class A	Class C
Compensation to broker/dealers	$596,626	$284,111
Compensation to sales personnel	$40,352	$0
Advertising	$6,685	$0
Printing and mailing of prospectuses to other than current shareholders	$1,115	$0
Compensation to underwriters	$0	$125,699
Other	$94,001	$0

Calvert U.S. Large Cap Growth Responsible Index Fund	Class A	Class C
Compensation to broker/dealers	$3,384	$2,099
Compensation to sales personnel	$2,850	$0
Advertising	$68	$0
Printing and mailing of prospectuses to other than current shareholders	$43	$0
Compensation to underwriters	$0	$2,580
Other	$1,440	$0

Calvert U.S. Large Cap Value Responsible Index Fund	Class A	Class C
Compensation to broker/dealers	$25,335	$596
Compensation to sales personnel	$1,961	$0
Advertising	$151	$0
Printing and mailing of prospectuses to other than current shareholders	$80	$0
Compensation to underwriters	$0	$1,293
Other	$8,710	$0

Calvert U.S. Mid Cap Core Responsible Index Fund	Class A	Class C
Compensation to broker/dealers	$2,992	$0
Compensation to sales personnel	$1,915	$0
Advertising	$42	$0
Printing and mailing of prospectuses to other than current shareholders	$18	$0
Compensation to underwriters	$0	$1,377
Other	$2,872	$0

Calvert Developed Markets Ex-U.S. Responsible Index Fund	Class A	Class C
Compensation to broker/dealers	$1,132	$0
Compensation to sales personnel	$589	$0
Advertising	$73	$0
Printing and mailing of prospectuses to other than current shareholders	$31	$0
Compensation to underwriters	$1,109	$1,306
Other	$2,576	$0

Class A shares are offered at net asset value plus a front-end sales charge as follows:

Amount of Investment	As a % of offering price	As a % of net amount invested	Allowed to Brokers as a % of offering price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

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SAI dated February 1, 2017 as revised October 3, 2017

EVD receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers.  Based on information previously provided by CID , the aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CID (i.e., not reallowed to dealers) for the last three fiscal years were:

Fiscal Year	2014		2015		2016
Class A	Gross	Net	Gross	Net	Gross	Net
Calvert U.S. Large Cap Core Responsible Index Fund	$176,299	$117,873	$238,745	$146,500	$174,765	$105,132
Calvert U.S. Large Cap Growth Responsible Index Fund	N/A*	N/A*	$1,566	$1,564	$13,169	$9,168
Calvert U.S. Large Cap Value Responsible Index Fund	N/A*	N/A*	$591	$589	$12,980	$11,758
Calvert U.S. Mid Cap Core Responsible Index Fund	N/A**	N/A**	N/A**	N/A**	$7,579	$4,662
Calvert Developed Markets Ex-U.S. Responsible Index Fund	N/A**	N/A**	N/A**	N/A**	$2,345	$969

Class C	2014	2015	2016
Calvert U.S. Large Cap Core Responsible Index Fund	$3,565	$9,739	$5,454
Calvert U.S. Large Cap Growth Responsible Index Fund	N/A*	N/A*	$15
Calvert U.S. Large Cap Value Responsible Index Fund	N/A*	N/A*	$0
Calvert U.S. Mid Cap Core Responsible Index Fund	N/A**	N/A**	$454
Calvert Developed Markets Ex-U.S. Responsible Index Fund	N/A**	N/A**	$0

* No information is available because the Fund commenced operations on June 19, 2015.

** No information is available because the Fund commenced operations on October 30, 2015.

Directors/Trustees and certain other affiliated persons of the Funds are exempt from sales charges since the distribution costs are minimal to persons already familiar with the Funds.  Specifically, there is no sales charge on shares of any Calvert Fund sold to or constituting the following:

•

current or retired Directors, Trustees, or Officers of the Calvert funds or CRM and its affiliates; employees of CRM and its affiliates; or their family members (family members include a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories); and

•

directors, officers, and employees of any sub-adviser for the Calvert funds, employees of broker/dealers distributing the Fund’s shares and family members of the sub-adviser, or broker/dealer.

Other groups (e.g., group retirement plans) are exempt from the Class A sales charges due to economies of scale in distribution.  See the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. (“BFDS”), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends. For these services, BFDS receives a fee based on the number of shareholder accounts and transactions.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Under the agreement, Eaton Vance provides: (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services. For the services it provides,  Eaton Vance receives an annual fee equal to $8.00 per account based on the number of non-zero balance accounts at the end of each month.

Prior to December 31, 2016, Calvert Investment Services, Inc. (“CIS”), a subsidiary of Calvert Investments, Inc., served as shareholder servicing agent and received an aggregate annual fee equal to $8.00 per account. Shareholder servicing responsibilities included responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

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The following chart shows the shareholder servicing fees paid to CIS by the Funds for the past three fiscal years:

	2014	2015	2016
Calvert U.S. Large Cap Core Responsible Index Fund	$29,291	$39,709	$47,681
Calvert U.S. Large Cap Growth Responsible Index Fund	N/A*	$34	$1,004
Calvert U.S. Large Cap Value Responsible Index Fund	N/A*	$34	$1,183
Calvert U.S. Mid Cap Core Responsible Index Fund	N/A**	N/A**	$565
Calvert Developed Markets Ex-U.S. Responsible Index Fund	N/A**	N/A**	$310

* No information is available for 2013 and 2014 because the Fund commenced operations on June 19, 2015.

** No information is available because the Fund commenced operations on October 30, 2015.

PORTFOLIO TRANSACTIONS

The Funds’ Adviser places orders with broker-dealers for the Funds’ portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds’ Adviser makes investment decisions and selects brokers and dealers under the direction and supervision of the Board of Directors.

Broker/dealers who execute transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Adviser’s obligation to seek best execution.  The Funds have adopted a policy that prohibits the Adviser from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

Based on information previously provided by CID, for the fiscal years noted, total brokerage commissions paid were as follows:*

	2014	2015	2016
Calvert U.S. Large Cap Core Responsible Index Fund	$21,232	$60,047	$72,241
Calvert U.S. Large Cap Growth Responsible Index Fund	N/A**	$576	$6,449
Calvert U.S. Large Cap Value Responsible Index Fund	N/A**	$1,278	$24,251
Calvert U.S. Mid Cap Core Responsible Index Fund	N/A***	N/A***	$3,813
Calvert Developed Markets Ex-U.S. Responsible Index Fund	N/A***	N/A***	$7,872

* Brokerage commissions data provided prior to fiscal year 2016 do not include commissions charged for effecting derivatives transactions, such as futures trading.

** No information is available because the Fund commenced operations on June 19, 2015.

*** No information is available because the Fund commenced operations on October 30, 2015.

Calvert U.S. Large Cap Core Responsible Index Fund experienced an increase in brokerage commissions in 2015 due primarily to increased trading activity related to changes in the Fund’s underlying index.

None of the Funds paid brokerage commissions to affiliated persons during any of the last three fiscal years.

The Funds’ Adviser selects brokers on the basis of best execution. In some cases it selects brokers that provide research and research-related services to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses and providing portfolio performance evaluation and technical market analyses.

If, in the judgment of the Adviser, the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Adviser that such research services will be used for the benefit of the Funds as well as other Calvert funds and accounts managed by the Adviser.

Based on information previously provided by CID, for the fiscal year ended September 30, 2016, the Adviser received no soft-dollar credits for brokerage transactions for any of the Funds.

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SAI dated February 1, 2017 as revised October 3, 2017

As of September 30, 2016, the following Funds held securities of their “regular broker-dealers” (as defined in the 1940 Act) or of the parents of those broker-dealers as indicated in the amounts shown below:

Fund	Broker/Dealer	Amount
Calvert U.S. Large Cap Core Responsible Index Fund	None	N/A
Calvert U.S. Large Cap Growth Responsible Index Fund	None	N/A
Calvert U.S. Large Cap Value Responsible Index Fund	None	N/A
Calvert U.S. Mid Cap Core Responsible Index Fund	None	N/A
Calvert Developed Markets Ex-U.S. Responsible Index Fund	Royal Bank of Canada	$104,924
	Hanwha	$2,669

The portfolio turnover rates for the last two fiscal years were as follows:

	2015	2016
Calvert U.S. Large Cap Core Responsible Index Fund	33%	27%
Calvert U.S. Large Cap Growth Responsible Index Fund	3%	43%
Calvert U.S. Large Cap Value Responsible Index Fund	3%	53%
Calvert U.S. Mid Cap Core Responsible Index Fund	N/A**	42%
Calvert Developed Markets Ex-U.S. Responsible Index Fund	N/A**	35%

* No information is available for 2014 because the Fund commenced operations on June 19, 2015.

** No information is available because the Fund commenced operations on October 30, 2015.

The increase in portfolio turnover for Calvert U.S. Large Cap Core Responsible Index Fund was due primarily to increased trading activity related to changes in the Fund’s underlying index.

PORTFOLIO HOLDINGS DISCLOSURE

The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of a Fund. See the Prospectus for information on disclosure made in filings with the SEC. Pursuant to the Policies, information about portfolio holdings of a Fund may also be disclosed as follows:

•

Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser, or an affiliate of the investment adviser (including portfolio managers and, the portfolio manager of any account that invests in the fund), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to a Calvert fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Barclays, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra, Morningstar, and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), compliance service providers (Charles River Systems), pricing services (WM Company Reuters Information Services, FT Interactive Data Corp., JJ Kenny,and Bloomberg), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (State Street Bank), consultants and other product evaluators (Morgan Stanley Smith Barney LLC, HC Asset Management) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board. In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in

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order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

•

Historical portfolio holdings information: From time to time, a Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Calvert website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

Neither a Fund, the investment adviser, any sub-adviser nor the principal underwriter will receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Fund CCO. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between Fund shareholders and its investment adviser, any sub-adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by a Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

PERSONAL SECURITIES TRANSACTIONS

The Funds, their Adviser, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the associated personnel of the Funds, their Adviser and principal underwriter to invest in securities that may be purchased or held by a Fund. The Code of Ethics contains certain conditions such as preclearance of personal securities transactions and restrictions on use of material non-public information.

PROXY VOTING DISCLOSURE

Proxy Voting Policy. The Board adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the Adviser and adopted the proxy voting policies and procedures of the Adviser (the “Adviser Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The members of the Board will review each Fund’s proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year. For additional information, please see a summary of the Adviser’s Proxy Voting Policies and Procedures and the Funds’ Global Proxy Voting Guidelines attached hereto as Appendix A and Appendix B, respectively. Information on how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-368-2745, and (2) on the SEC’s website at http://www.sec.gov.  A copy of the Adviser’s Proxy Voting Policy and Procedures is available without charge, upon request, by calling 1-800-368-2745.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board of Directors of a Fund should send the communication to the attention of the Fund’s Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
Two International Place
Boston, MA  02110

All communications should state the specific Calvert fund to which the communication relates.  After reviewing the communication, the Fund’s Secretary will forward the communication to the Board of Directors.

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In its function as a nominating committee, the Governance Committee of each Board of Directors will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held his or her shares for at least five years.  Shareholders of a Fund who wish to nominate a candidate to the Board must submit the recommendation in writing to the attention of the Fund’s Secretary at Two International Place, Boston, MA  02110.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an Independent Director. A shareholder wishing to recommend to the Governance Committee a candidate for election as a Director may request the Fund’s Policy for the Consideration of Director Nominees by contacting the Fund’s Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund’s Board of Directors, the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund’s Secretary at the address above.  Communications to individual Directors or to a Committee sent in care of the Fund’s Secretary will be forwarded to the individual Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

KPMG LLP serves as the independent registered public accounting firm for the Funds.  State Street Bank & Trust Company, N.A. serves as custodian of the Funds’ investments. The custodian has no part in deciding the Funds’ investment policies or the choice of securities that are to be purchased or sold for the Funds.

GENERAL INFORMATION

Each Fund is a series of Calvert Responsible Index Series, Inc. (formerly Calvert Social Index Series, Inc.), an open-end management investment company organized as a Maryland corporation on April 7, 2000. Calvert Responsible Index Series, Inc. offers five series.  Each Fund is diversified.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Each Fund except Calvert U.S. Large Cap Core Responsible Index Fund offers four separate classes of shares: Class A, Class C, Class I and Class Y.  Calvert U.S. Large Cap Core Responsible Index Fund offers five separate classes of shares:  Class A, Class C, Class I, Class R6 and Class Y.  Each class represents interests in the same portfolio of investments but, as further described in the Prospectuses, each class is subject to differing sales charges and expenses, resulting in differing NAVs and distributions. Upon the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Funds.  Shareholders of the Funds are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Funds.

Neither this SAI, the Prospectus nor any document filed as an exhibit to the Funds’ registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

At September 1 , 2017, the Directors and officers of the Corporation, as a group, owned in the aggregate less than 1% of the outstanding shares of a Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Fund Name
Name and Address	% of Ownership
Calvert U.S. Large Cap Core Responsible Index Fund
Charles Schwab & Co Inc	9.65 % of Class A
Reinvest Account
San Francisco, CA
Pershing LLC	7.45% of Class A
Jersey City, NJ
MLPF&S	16.27% of Class C
For the Sole Benefit of its Customers
Jacksonville, FL
Wells Fargo Clearing Services LLC	10.84% of Class C
For the Exclusive Benefit of Customers
St. Louis, MO
Pershing, LLC	10.45% of Class C
Jersey City, NJ
American Enterprise Investment Serv	7.09% of Class C
Minneapolis, MN
Charles Schwab & Co Inc	6.25% of Class C
Special Custody Acct FBO Customers
San Francisco, CA
LPL Financial	5.30% of Class C
Omnibus Customer Account
San Diego, CA
Pershing LLC	24.80% of Class I
Jersey City, NJ
National Financial Ser Corp	11.91% of Class I
For the Exclusive Benefit of Our Customers
Jersey City, NJ
Charles Schwab & Co Inc	10.58% of Class I
Reinvest Acct
San Francisco, CA
Calvert Moderate Allocation Fund	8.30% of Class I
Bethesda, MD
Calvert Aggressive Allocation Fund	6.94% of Class I
Bethesda, MD
American Enterprise Investment Serv	17.63% of Class Y
Minneapolis, MN
National Financial Ser Corp	17.56% of Class Y
For the Exclusive Benefit of Our Customers
Jersey City, NJ

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SAI dated February 1, 2017 as revised October 3, 2017

Fund Name
Name and Address	% of Ownership
Charles Schwab & Co Inc	16.88% of Class Y
Reinvest Acct
San Francisco, CA
Pershing LLC	13.37% of Class Y
Jersey City, NJ
LPL Financial	7.42% of Class Y
Omnibus Customer Account
San Diego, CA
MLPF&S	6.92% of Class Y
For the Sole Benefit of Its Customers
Jacksonville, FL
UBS WM USA	6.18% of Class Y
Omni Account M/F
Weehawken, NJ
Calvert U.S. Large Cap Growth Responsible Index Fund
LPL Financial	28.69% of Class A
Omnibus Customer Account
San Diego, CA
Charles Schwab & Co Inc	9.33% of Class A
Reinvest Acct
San Francisco, CA
Pershing LLC	7.28% of Class A
Jersey City, NJ
RBC Capital Markets LLC	19.28% of Class C
Carol Magistrelli
Haddonfield, NJ
LPL Financial	16.28% of Class C
Omnibus Customer Account
San Diego, CA
Pershing LLC	12.54% of Class C
Jersey City, NJ
Calvert Moderate Allocation Fund	46.61% of Class I
Bethesda, MD
Calvert Aggressive Allocation Fund	30.99% of Class I
Bethesda, MD
Calvert Conservative Allocation Fund	20.27% of Class I
Bethesda, MD
Pershing LLC	40.55% of Class Y
Jersey City, NJ
National Financial Ser Corp	25.12% of Class Y
For the Exclusive Benefit of Our Customers
Jersey City, NJ
Charles Schwab & Co Inc	14.70% of Class Y
Reinvest Acct
San Francisco, CA

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SAI dated February 1, 2017 as revised October 3, 2017

Fund Name
Name and Address	% of Ownership
LPL Financial	10.73% of Class Y
Omnibus Customer Account
San Diego, CA
Calvert U.S. Large Cap Value Responsible Index Fund
Charles Schwab & Co, Inc	68.29% of Class A
Reinvest Acct
San Francisco, CA
LPL Financial	10.76% of Class C
Omnibus Customer Account
San Diego, CA
Raymond James	9.30% of Class C
Omnibus for Mutual Funds
St. Petersburg, FL
Pershing LLC	8.75% of Class C
Jersey City, NJ
UMB Bank NA	5.88% of Class C
Cust DFI Simple IRA FBO Erika Schreder
Seattle, WA
Mark F Greiner TOD	5.05% of Class C
Takoma Park, MD
Calvert Moderate Allocation Fund	29.83% of Class I
Bethesda, MD
National Financial Ser Corp	26.70% of Class I
For the Exclusive Benefit of Our Customers
Jersey City, NJ
Calvert Aggressive Allocation Fund	19.56% of Class I
Bethesda, MD
Calvert Conservative Allocation Fund	12.82% of Class I
Bethesda, MD
TD Ameritrade	8.54% of Class I
Omaha, NE
National Financial Ser Corp	37.48% of Class Y
For the Exclusive Benefit of Our Customer
Jersey City, NJ
Charles Schwab & Co Inc	31.67% of Class Y
Reinvest Acct
San Francisco, CA
Pershing LLC	12.21% of Class Y
Jersey City, NJ
LPL Financial	8.77% of Class Y
Omnibus Customer Account
San Diego, CA
Wells Fargo Clearing Services LLC	5.65% of Class Y
For the Exclusive Benefit of Customers
St. Louis, MO

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SAI dated February 1, 2017 as revised October 3, 2017

Fund Name
Name and Address	% of Ownership
Calvert U.S. Mid Cap Core Responsible Index Fund
Pershing LLC	34.67% of Class A
Jersey City, NJ
Charles Schwab & Co Inc	8.05% of Class A
Reinvest Acct
San Francisco, CA
Pershing LLC	43.27% of Class C
Jersey City, NJ
LPL Financial	12.14% of Class C
Omnibus Customer Account
San Diego, CA
Mark F Greiner TOD	6.67% of Class C
Bethesda, MD
Calvert Moderate Allocation Fund	41.89% of Class I
Bethesda, MD
Calvert Aggressive Allocation Fund	19.45% of Class I
Bethesda, MD
Calvert Conservative Allocation Fund	17.00% of Class I
Bethesda, MD
TD Ameritrade Inc	12.81% of Class I
For the Exclusive Benefit of Our Clients
Omaha, NE
Pershing LLC	35.14% of Class Y
Jersey City, NJ
Charles Schwab & Co Inc	33.52% of Class Y
Reinvest Acct
San Francisco, CA
National Financial Ser Corp	26.71% of Class Y
For the Exclusive Benefit of Our Customer
Jersey City, NJ
Calvert Developed Markets Ex-U.S. Responsible Index Fund
Charles Schwab & Co Inc	43.52% of Class A
Reinvest Acct
San Francisco, CA
Pershing LLC	7.85% of Class A
Jersey City, NJ
LPL Financial	5.81% of Class A
Omnibus Customer Account
San Diego, CA
Pershing LLC	20.34% of Class C
Jersey City, NJ
Matthew D Wood IRA R/O	16.61% of Class C
Richmond, VA
Margaret Gartner Merrill TR FBO	10.55% of Class C
St John, VI

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SAI dated February 1, 2017 as revised October 3, 2017

Fund Name
Name and Address	% of Ownership
LPL Financial	9.32% of Class C
Omnibus Customer Account
San Diego, CA
UMB Bank NA	8.03% of Class C
Cust IRA FBO Ruth Hoffman
Cottonwood, AZ
Mark F Greiner TOD	7.28% of Class C
Takoma Park, MD
UMB Bank NA	6.17% of Class C
Cust DFI Simple IRA FBO Leslie K Carruthers
Cleveland, OH
Matthew D Wood Roth IRA	6.04% of Class C
Richmond, VA
Calvert Moderate Allocation Fund	43.54% of Class I
Bethesda, MD
Calvert Aggressive Allocation Fund	25.36% of Class I
Bethesda, MD
Calvert Conservative Allocation Fund	18.18% of Class I
Bethesda, MD
TD Ameritrade Inc	12.81% of Class I
For the Exclusive Benefit of Our Customers
Omaha, NE
Charles Schwab & Co Inc	63.14% of Class Y
Reinvest Acct
San Francisco, CA
Pershing LLC	12.65% of Class Y
Jersey City, NJ
National Financial Ser Corp	10.86% of Class Y
For the Exclusive Benefit of Our Customer
Jersey City, NJ

Beneficial owners of 25% of more of a Class of the Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Corporation, no other person owned of record or beneficially 5% or more of the outstanding shares of a Class of the fund as of such date.

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SAI dated February 1, 2017 as revised October 3, 2017

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for each Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Funds and the Portfolios listed below for the fiscal year ended September 30, 2016, as previously filed electronically with the SEC:

Calvert U.S. Large Cap Core Responsible Index Fund
Calvert U.S. Large Cap Growth Responsible Index Fund
Calvert U.S. Large Cap Value Responsible Index Fund
Calvert U.S. Mid Cap Core Responsible Index Fund
Calvert Developed Markets Ex-U.S. Responsible Index Fund
(Accession No. 0001105446-16-000155)

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Appendix A

SUMMARY OF ADVISER PROXY VOTING POLICY
AND PROCEDURES

The Adviser votes proxies for Clients unless (i) a Client elects to retain proxy voting authority in the applicable investment advisory agreement or (ii) the Client is a sub-advised Fund and voting authority has been delegated to the sub-adviser in the applicable investment sub-advisory agreement. The Adviser’s Proxy Committee provides oversight of the Adviser’s proxy voting activities with respect to portfolio securities held in Client accounts. Clients that wish to vote proxies in a particular manner must retain proxy voting authority in the investment advisory agreement.

The Adviser has established the Calvert Funds’ Global Proxy Voting Guidelines (the “Guidelines”) and will vote proxies for all Clients in accordance with the Guidelines. The Guidelines are consistent with the Calvert Principles of Responsible Investment.

The Adviser has also adopted proxy voting policies and procedures (the “Proxy Voting Policy”) that it believes are reasonably designed to address proxy voting issues that raise potential conflicts of interest. The Proxy Voting Policy seeks to ensure that the Adviser votes proxies in the best interests of its Clients and in accordance with the Guidelines.

The Adviser’s Proxy Committee is responsible for monitoring and resolving material conflicts between the Adviser’s interests and those of its Clients with respect to proxy voting. Adherence to the Guidelines should help to avoid any such conflicts of interest between and any Client account or between different Client accounts. When the Guidelines do not address the manner in which a particular proxy should be voted, the Adviser will contact the Client (or, in the case of the Calvert Funds, the Client’s Audit Committee) to resolve any possible conflict.

Clients may obtain information about how the Adviser voted proxies and its Proxy Voting Policy by emailing Jason Schumacher, Vice President and Fund Oversight Senior Manager, at Jason.Schumacher@Calvert.com.

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Appendix B

GLOBAL PROXY VOTING GUIDELINES FOR
CALVERT FAMILY OF FUNDS

I.  INTRODUCTION

Calvert believes that sound corporate governance and overall corporate sustainability and social responsibility characterize healthy corporations.  A well-governed sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

Long-Term Value.  Responsible, healthy companies focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.  Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

Accountability.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

Sustainability.  Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.  Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).  The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Adviser votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate adviser the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund adviser generally foresees voting all shares as described except in special circumstances where the adviser determines that a contrary vote may be in the best interests of Fund shareholders.

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When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund adviser cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund adviser will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and on the Securities and Exchange Commission’s website at www.sec.gov.

II.  CORPORATE GOVERNANCE

A.  Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Private companies may take some time to achieve an adequate balance of diversity and independence on their boards.  Therefore, for private companies, the fund adviser will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Calvert Responsible Index Series, Inc.

45

SAI dated February 1, 2017 as revised October 3, 2017

Board Independence

•

The Fund adviser will oppose slates of directors without at least a majority of independent directors.

•

The Fund adviser will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

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The Fund adviser will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•

The Fund adviser will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

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The Fund adviser will oppose slates of directors that result in a board that does not include gender, racial and diversity of perspective.

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The Fund adviser may oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

•

The Fund adviser may oppose individual directors who serve as members of the nominating committee and have failed to establish gender and/or racial diversity as a factor in new board member searches.

•

The Fund adviser will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

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The Fund adviser will oppose slates of directors in situations where the company failed to take action on shareowner proposals that were approved by the majority of votes cast in the prior year.

•

The Fund adviser will oppose directors if at the previous board election, any director received more than 50 percent opposition (based on shares cast) and the company failed to address the underlying issues that caused the high opposition.

•

The Fund adviser will oppose directors if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency approved by shareholders.

•

The Fund adviser will oppose directors when the company’s poison pill has a “dead-hand” or “modified dead-hand” feature.

•

The Fund adviser will oppose directors if the board adopts a poorly structured poison pill without shareholder approval.

•

The Fund adviser will oppose directors if the board makes a material adverse change to an existing poison pill without shareholder approval.

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The Fund adviser will evaluate on a case-by-case basis and potentially oppose director nominees for Environment, Social, and Governance (ESG) failures.

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The Fund adviser will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

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The Fund adviser will oppose directors who sit on more than four public company boards and oppose directors who serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

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The Fund adviser will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•

The Fund adviser will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Calvert Responsible Index Series, Inc.

46

SAI dated February 1, 2017 as revised October 3, 2017

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•

The Fund adviser will examine and vote on a case-by-case basis proposals to limit director tenure.

•

The Fund adviser will oppose incumbent nominating committee board members where average board tenure is 12 years or greater and the company exhibits a record of poor performance.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance. For example, limiting board service only to those who can afford to purchase shares or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•

The Fund adviser will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

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The Fund adviser will oppose excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

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The Fund adviser will evaluate director nominees on case-by-case basis in contested election of directors.

•

The Fund adviser will oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

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The Fund adviser will ordinarily support proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•

The Fund adviser will generally support both precatory and binding resolutions seeking to establish a majority vote standard.

Calvert Responsible Index Series, Inc.

47

SAI dated February 1, 2017 as revised October 3, 2017

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.  In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•

The Fund adviser will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•

The Fund adviser will ordinarily oppose supermajority vote requirements.

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The Fund adviser will support proposals to reduce supermajority shareholder vote requirements for charter amendments, mergers and other significant business combinations.

•

The Fund adviser will support proposals that request the Board to take or initiate the steps necessary to amend the Company’s governing documents to provide that all non-binding matters presented by shareholders shall be decided by a simple majority of the votes cast for and against an item but not abstentions.

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The Fund adviser will vote on a case-by-case basis proposals submitted by shareholder(s) who own a significant amount of company stock, taking into account: a) ownership structure; b) quorum requirements; and c) supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners - whom directors are supposed to represent - are deprived of the same right.  We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•

The Fund adviser will ordinarily support management and shareholder proposals that grant  shareowner access to the proxy ballot.

•

The Fund adviser will examine and vote on a case-by-case basis proposals that create threshold targets for shareowner access to the proxy ballot with respect to factors including the ownership threshold and the holding period duration.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•

The Fund adviser will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•

The Fund adviser will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•

The Fund adviser will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such, restrictions limit the right of shareowners to participate in governance.

Calvert Responsible Index Series, Inc.

48

SAI dated February 1, 2017 as revised October 3, 2017

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners - often a majority of shareowners - to exercise influence over the governance of the corporation.  This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

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The Fund adviser will ordinarily oppose proposals to create dual classes of stock.  However, the adviser will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

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The Fund adviser will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.  Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

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The Fund adviser will ordinarily oppose proposals seeking ratification of the auditor when the adviser determines that the independence of the auditor may be compromised.

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The Fund adviser will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

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The Fund adviser will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

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The Fund adviser will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

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The Fund adviser will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

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The Fund adviser will ordinarily support proposals that call for the annual election of auditors by shareholders.

Audit Committee

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The Fund adviser will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the adviser determines that the independence of the auditor may be compromised.

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The Fund adviser will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them.

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

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The Fund adviser will ordinarily support proposals that call for full disclosure of company financial performance.

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The Fund adviser will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

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The Fund adviser will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

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The Fund adviser will ordinarily support proposals that call for disclosure of corporate governance codes and structures, including efforts to mitigate risk and promote a compliance-oriented corporate culture.

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The Fund adviser will ordinarily support proposals that call for disclosure of related party transactions.

•

The Fund adviser will ordinarily support proposals that call for disclosure of the board nominating process.

Calvert Responsible Index Series, Inc.

49

SAI dated February 1, 2017 as revised October 3, 2017

Litigation Rights/Exclusive Venue and Fee Shifting Bylaw Provisions

Bylaw provisions effecting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

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The Fund adviser will vote on a case-by-case basis on bylaw changes affecting shareholders’ litigation rights.

B.  Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

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The Fund adviser will ordinarily support proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

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The Fund adviser will ordinarily support proposals requesting that companies disclose links between firm financial performance and annual compensation packages of top management, Board of Directors, and employees.

CEO and Executive Compensation

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The Fund adviser will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

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The Fund adviser will support proposals seeking to establish an annual shareholder advisory vote on compensation.

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The Fund adviser will ordinarily oppose proposals seeking shareholder ratification of the company's executive officers' compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation.

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The Fund adviser will ordinarily oppose compensation proposals if the plan lacks a sufficient connection to performance, or lacks adequate disclosure, or contains features that are considered to be problematic or clearly deviate from best market practice without adequate justification.

Compensation Committee

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The Fund adviser may oppose members of the compensation committee and potentially the full board when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

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The Fund adviser will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

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The Fund adviser will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

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The Fund adviser will examine and ordinarily oppose proposals for re-pricing of underwater options.

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The Fund adviser will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

Calvert Responsible Index Series, Inc.

50

SAI dated February 1, 2017 as revised October 3, 2017

•

The Fund adviser will ordinarily support proposals requiring that all option plans and option re-pricing is submitted for shareholder approval.

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The Fund adviser will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

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The Fund adviser will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

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The Fund adviser will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund adviser will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

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The Fund adviser will ordinarily support proposals requesting that companies expense stock options.

Pay Equity

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The Fund adviser will support proposals requesting that management provide a pay equity report.

Ratio between CEO and Worker Pay

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The Fund adviser will support proposals requesting that management report on the ratio between CEO and employee compensation.

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The Fund adviser will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

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The Fund adviser will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

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The Fund adviser will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

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The Fund adviser will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

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The Fund adviser will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.  Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

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The Fund adviser will support proposals that consider non-financial impacts of mergers.

Calvert Responsible Index Series, Inc.

51

SAI dated February 1, 2017 as revised October 3, 2017

•

The Fund adviser will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

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The Fund adviser will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.  Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

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The Fund adviser will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Unilateral Charter, Bylaws and Amendments

Boards should not be allowed to make bylaw/charter amendments changes that adversely affect shareholder rights without seeking shareholder ratification of the amendments. This policy codifies our current approach to unilateral bylaw/charter amendments and the issue of companies adopting a suite of shareholder-unfriendly governance provisions shortly before, or on the date of, their initial public offerings ("IPOs"). The policy addresses this trend in IPO-related amendments by considering it a factor when determining a vote recommendation on directors.

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

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The Fund adviser will generally oppose or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered on a case-by-case basis) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely affect shareholders.

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The Fund adviser will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

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The Fund adviser will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

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The Fund adviser will review on case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

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The Fund adviser will ordinarily oppose proposals to reincorporate outside the United States if the adviser determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

Calvert Responsible Index Series, Inc.

52

SAI dated February 1, 2017 as revised October 3, 2017

•

The Fund adviser will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•

The Fund adviser will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund adviser will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

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The Fund adviser will ordinarily oppose the creation of blank check preferred stock.  In addition, the Fund adviser will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

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The Fund adviser will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

•

The Fund adviser will ordinarily oppose poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•

The Fund adviser will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

III.  CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.  Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.  As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

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The Fund adviser will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•

The Fund adviser will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.  Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•

The Fund adviser will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

Calvert Responsible Index Series, Inc.

53

SAI dated February 1, 2017 as revised October 3, 2017

•

The Fund adviser will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•

The Fund adviser will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•

The Fund adviser will support proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change Mitigation

Shareholder initiatives on climate change have focused on companies that contribute materially to climate change.  Increasingly, corporations in a wide variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective-and often cost-saving-steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using various guidelines.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting renewable energy resources for fossil fuels.

•

The Fund adviser will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•

The Fund adviser will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•

The Fund adviser will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

•

The Fund adviser will support proposals seeking an assessment of a company’s impact on financed emissions through their operations, lending, and borrowing activities.

Climate Change Adaptation

Shareholder initiatives on climate change may also focus on companies that are particularly at risk from disruptions due to climate change.  Companies may face physical risk in operations or in the supply chain, or price shocks or disruptions of key raw materials, or other impacts.  Initiatives have included proposals that request companies to disclose these potential risks and detail measures taken to understand and mitigate risks.

•

The Fund adviser will support proposals seeking the preparation of a report on the company’s risks due to climate change.

•

The Fund adviser will support proposals seeking disclosure of the company’s plans to adapt to climate change.

Chemical and Other Global Sustainability Concerns

In the absence of truly effective regulation, it is largely up to companies to manage (and disclose information concerning) the use of harmful chemicals in the products we encounter every day. Shareholder initiatives with companies may focus on other planetary boundaries and global sustainability concerns and risks (not mentioned elsewhere in this section) as defined by the Stockholm Resilience Center. Such initiatives may include information about the company’s impact on atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere; nitrogen and phosphorus use; and chemical pollution and dispersion globally.

•

The Fund adviser will support proposals seeking the preparation of a report on a company’s risks linked to atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere.

•

The Fund adviser will support proposals seeking the preparation of a report on a company’s risks linked to nitrogen and phosphorus use.

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SAI dated February 1, 2017 as revised October 3, 2017

•

The Fund adviser will support proposals seeking the preparation of a report on a company’s operations and products impacts on chemical pollution and dispersion globally including dispersion of chemicals and plastics globally throughout global ecosystems, and other associated risks.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain and the company’s operations, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems globally including open ocean, near-shore ocean, coastal, freshwater, and aquifer impacts, including any broad hydrological system impacts.

•

The Fund adviser will support proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water, including but not limited to water quality and ocean acidification.

•

The Fund adviser will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, Indigenous Peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or Indigenous Peoples have little or no voice in political and economic affairs.

•

The Fund adviser will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•

The Fund adviser will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

Land-Use Change / Biodiversity Conservation / GMOs

Companies should disclose information regarding company policies, programs and performance indicators related to land-use change such as deforestation and degradation, agriculture, and biodiversity conservation.

•

The Fund adviser will support proposals requesting greater transparency on companies biodiversity impacts of supply chain, energy usage, waste stream, products’ usage, products’ end of life, and associated risks.

•

The Fund adviser will support proposals requesting greater transparency on companies land-use changes including deforestation and degradation and agriculture impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

•

The Fund adviser will support proposals requesting greater transparency on companies GMOs impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

Hydraulic Fracturing

Companies should disclose information regarding company policies, programs and performance indicators related to oil and natural gas development employing well stimulation that utilizes hydraulic fracturing. Moreover, the Shale Gas Production Subcommittee commissioned by U.S. Secretary of Energy supports greater disclosure. The Subcommittee’s November 11, 2011, final report regarding its analysis of the measures “that can be taken to reduce the environmental impact and improve the safety of shale gas production” included the recommendation to “improve public information about shale gas operations U.S. Department of Energy. “Shale Gas Production Subcommittee Second 90-Day report.” November 11, 2011. http://www.shalegas.energy.gov/resources/111811_final_report.pdf..” As the Subcommittee’s report indicates, much of the conflict that has been associated with shale oil and gas development in the United States can be attributed to a lack of communication and transparency. Therefore, it would be a great disservice to stakeholders that benefit from responsible development of natural gas employing hydraulic fracturing if the progress of that development was impeded by insufficient disclosure of the policies, programs and performance metrics that govern and indicate the responsible management of oil and natural gas.

•

The Fund adviser will support proposals requesting greater transparency on the practice of hydraulic fracturing and associated risks.

Calvert Responsible Index Series, Inc.

55

SAI dated February 1, 2017 as revised October 3, 2017

C.  Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•

The Fund adviser will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•

The Fund adviser will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•

The Fund adviser will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•

The Fund adviser will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities are still significantly underrepresented in the ranks of senior corporate management and other high-income positions, and overrepresented in the more poorly paid categories, including office and clerical workers and service workers.  This lack of diversity at all levels of the corporate enterprise can stifle the free expression of diverse perspectives and insights, reducing the level dynamism, adaptability to change, and ultimately competitive advantage. Furthermore, women and people of color have long been subject to discrimination in the workplace, thus depriving the company of the full benefit of their potential contributions.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•

The Fund adviser will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

•

The Fund adviser will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•

The Fund adviser will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination based on sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

•

The Fund adviser will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

•

The Fund adviser will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

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SAI dated February 1, 2017 as revised October 3, 2017

•

The Fund adviser will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•

The Fund adviser will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.  International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations were not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records have come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the UN Voluntary Principles on Human Rights and Security, UN Guiding Principles on Business and Human Rights and the International Labor Organization’s core labor standards. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•

The Fund adviser will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•

The Fund adviser will ordinarily support proposals requesting that a company undertake due diligence appropriate to their industry and issues specific to their human rights risks.

•

The Fund adviser will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.

•

The Fund adviser will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•

The Fund adviser will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•

The Fund adviser will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

•

The Fund adviser will ordinarily support proposals requesting a report discussing the company’s efforts to eliminate conflict minerals from supply chains.

Internet Surveillance/Censorship and Data Security

Information technology sector companies often do business in countries with potentially repressive regimes, raising concerns that companies may be abetting repression and censorship of the Internet.  For instance, governments may use an ICT company’s technologies to track, monitor, identify, and suppress political dissent. Thus, companies’ interactions with governments could violate the Global Network Initiative’s Principles on Freedom of Expression and Privacy, the ICT sector’s predominating standards for protecting consumers’ rights in these areas.

Calvert Responsible Index Series, Inc.

57

SAI dated February 1, 2017 as revised October 3, 2017

•

The Fund adviser will support proposals asking companies to adopt and/or disclose Internet privacy and censorship policies and procedures relating to privacy, freedom of speech, Internet censorship, government monitoring of the Internet, and government requests for customer data.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•

The Fund adviser will support proposals asking companies to avoid the unauthorized or improper use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in production zones characterized by low taxation, low wages, and inadequate regulation.  Companies often operate in these regions under U.S. government-sponsored programs to promote international trade and economic development.  In addition, companies often aim to take advantage of limited regulatory frameworks that result in lower labor costs and fewer environmental and other regulations.  These types of operations have caused harmful social and environmental impacts, including severe violation of labor standards and outsized carbon emissions.  Calvert encourages companies to disclose supplier location information including, at a minimum, country-level operations and, optimally, suppliers’ specific identities and locations.

•

The Fund adviser will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations in locations characterized by low taxation, low labor costs, and inadequate regulation.

•

The Fund adviser will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•

The Fund adviser will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•

The Fund adviser will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.  Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of Indigenous Peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.  Such companies also need to follow the UN Declaration on the Rights of Indigenous Peoples, which sets out the individual and collective rights of Indigenous Peoples, as well as their rights to culture, identity, language, employment, health, education and other issues

•

The Fund adviser will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•

The Fund adviser will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

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SAI dated February 1, 2017 as revised October 3, 2017

•

The Fund adviser will ordinarily support proposals requesting that companies support and follow the UN Declaration on the Rights of Indigenous Peoples and/or create a policy or program to do so.

F.  Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•

The Fund adviser will review on case-by-case basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•

The Fund adviser will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

•

The Fund adviser will ordinarily support proposals requesting the company to report on or adopt consumer product safety policies and initiatives.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union) posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•

The Fund adviser will ordinarily support proposals asking companies to disclose product ingredients.

•

The Fund adviser will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.

•

The Fund adviser will ordinarily support proposals asking companies to report on the feasibility of removing or substituting safer alternatives for all harmful ingredients used in company products.

•

The Fund adviser will examine and vote on a case-by-case basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies that engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•

The Fund adviser will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•

The Fund adviser will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects as well as to eliminate cruel product testing methods.

•

The Fund adviser will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•

The Fund adviser will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•

The Fund adviser will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

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SAI dated February 1, 2017 as revised October 3, 2017

•

The Fund adviser will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.  Weapons Contracting

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•

The Fund adviser will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.  Community

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•

The Fund adviser will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•

The Fund adviser will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to subprime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•

The Fund adviser will support proposals calling on companies to address and eliminate predatory lending practices.

•

The Fund adviser will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•

The Fund adviser will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•

The Fund adviser will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

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SAI dated February 1, 2017 as revised October 3, 2017

I.  Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•

The Fund adviser will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•

The Fund adviser will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•

The Fund adviser will ordinarily support resolutions requesting a report discussing the alignment between a company’s political contributions and its sustainability commitments and public policy positions.

•

The Fund adviser will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.  Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s adviser to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV.  CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections II and III, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment adviser, sub-adviser, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.

Last Revised March 2016.

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SAI dated February 1, 2017 as revised October 3, 2017

Appendix C

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source:  Standard & Poor’s Ratings Services)

Bonds

AAA:

An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:

An obligation rated AA differs from the highest-rated obligations only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:

An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:

An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:

An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor’s inability to meet its financial commitment on the obligation.

B:

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:

An obligation rated CC is currently highly vulnerable to nonpayment.

C:

An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D:

An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Note: Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Notes

SP-1:

These issues are considered as having a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:

These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:

These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:

This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:

This rating indicates a satisfactory degree of safety regarding timely payment.

A-3:

This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

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SAI dated February 1, 2017 as revised October 3, 2017

LONG-TERM OBLIGATION RATINGS (source: Moody’s Investors Service)

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:

Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:

Obligations rated B are considered speculative and are subject to high credit risk.

Caa:

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS (source: Moody’s Investors Service)

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

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  PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)	(1)	(a)

Articles of Incorporation dated April 2000, incorporated by reference to Registrant’s Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0001105446-16-000150).

		(b)

Articles Supplementary, dated June 19, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0001105446-16-000150).

		(c)

Articles Supplementary, dated August 4, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0001105446-16-000150).

		(d)

Articles Supplementary, dated October 9, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 43, as filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0001105446-16-000150).

(b)

Amended and Restated By-Laws of the Registrant, adopted December 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0001105446-16-000150).

(c)			Reference is made to Item 28(a) and 28(b) above.
(d)

Investment Advisory Agreement between the Registrant (on behalf of each of its series listed on Schedule A) and Calvert Research and Management dated December 31, 2016 filed as Exhibit (d) to Post-Effective Amendment No. 45 filed January 30, 2017 (Accession No. 0000940394-17-000163) and incorporated herein by reference.

(e)	(1)	(a)

Master Distribution Agreement between each registered investment company listed on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. effective December 31, 2016, filed as Exhibit (e) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)

Amended Schedule A dated October 3, 2017 to Master Distribution Agreement effective December 31, 2016 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 91 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed October 3, 2017 (Accession No. 0000940394-17-001889) and incorporated herein by reference.

(f)

Form of Deferred Compensation Agreement filed as Exhibit (f) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(g)

Master Custodian Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 1, as filed with the Securities and Exchange Commission on February 1, 2001 (Accession No. 0001105446-01-000002).

(h)	(1)	(a)

Administrative Services Agreement between Calvert Research and Management and each registered investment company listed on Appendix A on behalf of each of its series listed on Appendix A, dated December 31, 2016 filed as Exhibit (h)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(b)

Amended Appendix A dated October 3, 2017 to the Administrative Services Agreement dated December 31, 2016 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 91 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed October 3, 2017 (Accession No. 0000940394-17-001889) and incorporated herein by reference.

	(2)	(a)

Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 10, as filed with the Securities and Exchange Commission on January 31, 2008 (Accession No. 0001105446-08-000001).

(b)

Addendum to Master Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 22, as filed with the Securities and Exchange Commission on January 30, 2013 (Accession No. 0001105446-13-000001).

(c)

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 40, as filed with the Securities and Exchange Commission on January 29, 2016 (Accession No. 0001105446-16-000111).

(d)

Amendment to and Assignment of Master Transfer Agency and Service Agreement between State Street Bank and Trust Company and Calvert Social Investment Fund, Calvert Management Series, The Calvert Fund, Calvert Responsible Index Series, Inc., Calvert Impact Fund, Inc., Calvert Variable Products, Inc., Calvert Variable Series, Inc. and Calvert World Values Fund, Inc. dated December 31, 2016 filed as Exhibit (h)(2)(d) to Post-Effective Amendment No. 80 of Calvert Management Series (File Nos. 002-69565, 811-03101) filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

(3)

Sub-Transfer Agency Support Services Agreement between Eaton Vance Management and each open-end investment company listed on Appendix A dated December 31, 2016 filed as Exhibit (h)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(4)	(a)

Expense Reimbursement Agreement between Calvert Research and Management and each Trust and/or Corporation (on behalf of certain of their series) listed on Schedule A, dated December 31, 2016 filed as Exhibit (h)(4) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(b)

Amended Schedule A dated October 3, 2017 to Expense Reimbursement Agreement dated December 31, 2016 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 91 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed October 3, 2017 (Accession No. 0000940394-17-001889) and incorporated herein by reference.

(i)			Opinion and Consent of Counsel dated October 3, 2017 filed herewith.
(j)

Consent of Independent Registered Public Accounting Firm for Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund and Calvert Developed Markets Ex-U.S. Responsible Index Fund dated October 2, 2017 filed herewith.

(m)	(1)

Master Distribution Plan for Class A Shares, as adopted December 31, 2016 filed as Exhibit (m)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(2)	(a)

Plan of Distribution for Class B and Class C filed as Exhibit (m)(2) to Post-Effective Amendment No. 43 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2006 (Accession No. 0000356682-06-000002) and incorporated herein by reference.

(b)

Amended Schedule B to Plan of Distribution for Class B and Class C filed as Exhibit (m)(2)(b) to Post-Effective Amendment No. 45 filed January 30, 2017 (Accession No. 0000940394-17-000163) and incorporated herein by reference.

(3)

Master Distribution Plan for Class C shares filed as Exhibit (m)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(n)

Multiple Class Plan for Calvert Funds effective October 1, 2017 filed as Exhibit (n) to Post-Effective Amendment No. 91 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed October 3, 2017 (Accession No. 0000940394-17-001889) and incorporated herein by reference.

(p)

Code of Ethics for the Calvert Funds and Calvert Research and Management, effective September 13, 2017 filed as Exhibit (p)(1) to Post-Effective Amendment No. 91 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed October 3, 2017 (Accession No. 0000940394-17-001889) and incorporated herein by reference.

(q)	(1)

Power of Attorney for Registrant’s Directors and Officers dated December 28, 2016 filed as Exhibit (q)(1) to Post-Effective Amendment No. 45 filed January 30, 2017 (Accession No. 0000940394-17-000163) and incorporated herein by reference.

(2)

Secretary’s Certificate filed as Exhibit (q)(2) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.

        Indemnification

Article IX, Sections 3 and 4 of the Registrant’s By-Laws provides that the Registrant, out of the Registrant’s assets, shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by reason of the fact that he or she is or was a Director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys’ fees, judgments, penalties, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Registrant.

No indemnification shall be provided to any person against any liabilities to the Registrant or its shareholders adjudicated to have been incurred by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Article IX, Section 9 of the Registrant’s By-Laws provides that Registrant may, upon resolution of a majority of the Registrant’s Board of Directors, purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Registrant, or who is or was serving at the request of the Registrant as a director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against him or her or incurred by him or her, or arising out of his or her position, whether or not the Registrant would have the power to indemnify him or her against such liability.

In addition, indemnification against certain liabilities of the Registrant’s directors and officers and/or the Registrant’s administrator, principal underwriter, transfer agent, custodian and other service providers are provided in: (1) Section 5 of the Administrative Services Agreement between the Registrant and Calvert Research and Management; (2) Section 4 of the Master Distribution Agreement between the Registrant and Eaton Vance Distributors, Inc.; (3) Section 14 of the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; (4) Section 12 of the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company; and (5) Section 8 of the Administration Agreement between the Registrant and State Street Bank and Trust Company.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by reference to Item 28.

Item 31.

Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Calvert Research and Management (“CRM”), is a Massachusetts business trust. In addition to providing investment advisory services to registered management investment companies, CRM provides investment advisory services to separately managed accounts.  Additional information as to CRM and the trustees and officers of CRM is included in CRM’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-108378), which is incorporated herein by reference and sets forth the officers and trustees of CRM and information as to any business, profession, vocation or employment of a substantial nature engaged in by CRM and such officers and trustees during the past two years.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.

Calvert Management Series

The Calvert Fund

Calvert Responsible Index Series, Inc.

Calvert Social Investment Fund

Calvert World Values Fund, Inc.

Calvert Variable Series, Inc.

Calvert Variable Products, Inc.

Eaton Vance Growth Trust

Eaton Vance Investment Trust

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Mutual Funds Trust

Eaton Vance Series Fund, Inc.

Eaton Vance Series Trust II

Eaton Vance Special Investment Trust

Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Christopher Arthur	Vice President	None
Brian Austin	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Joe Brody	Vice President	None
Luke Bordzinski	Vice President	None
Mark Burkhard	Vice President	None

Joseph Bustros	Vice President	None
Eric Caplinger	Vice President	None
Kristin Carcio	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Patrick Cerrato	Vice President	None
Gregory Chalas	Vice President	None
Randy Clark	Vice President	None
Tyler Cortelezzi	Vice President	None
Enrico Coscia	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Darrow	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Anthony Eames	Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Scott Firth	Vice President	None
James Foley	Vice President	None
Brandon Fritz	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Gregory Gelinas	Vice President	None
Bradford Godfrey	Vice President	None
Seth Goldzweig	Vice President	None
Andrew Goodale	Vice President	None
David Gordon	Vice President	None
Daniel Grzywacz	Vice President	None
Diane Hallett	Vice President	None

Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Brian Johnson	Vice President	None
Elizabeth Johnson	Vice President	None
Doug Keagle	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
Robert Kuberski	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Paul Leonardo	Vice President	None
Brandon Lindley	Vice President	None
Scott Lindsay	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Scott Mackey	Vice President	None
James Maki	Vice President	None
Tim Mamis	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
James McCuddy	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None

David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Chris Morahan	Vice President	None
Meghan Moses	Vice President	None
Matthew Navins	Vice President	None
Christopher Nebons	Vice President	None
Jason Newnham	Vice President	None
Paul Nicely	Vice President	None
Jeffrey Nizzardo	Vice President	None
Andrew Olig	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Steven Perlmutter	Vice President	None
Steve Pietricola	Vice President	None
Benjamin Pomeroy	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Lenore Reiner	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
David Smith	Chief Compliance Officer	None
Russell Smith	Vice President	None
Jamie Smoller	Vice President	None
Daniel Sullivan	Vice President	None
Elaine Sullivan	Vice President	None
Michael Sullivan	Vice President	None
Eileen Tam	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Robyn Tice	Vice President	None

John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None
Christopher Webber	Vice President	None
Scott Weisel	Vice President	None
David White	Vice President	None
Steve Widder	Vice President	None
Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
Anthony Zanetti	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, Boston Financial Data Services, Inc. 30 Dan Road, Canton, MA 02021, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Calvert Research and Management, located at 1825 Connecticut Ave NW, Suite 400, Washington, DC 20009, Eaton Vance Management, located at Two International Place, Boston, MA 02110 and Parametric Portfolio Associates LLC located at 1918 Eighth Avenue, Suite 3100, Seattle, WA 9810.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on October 3, 2017.

CALVERT RESPONSIBLE INDEX SERIES, INC.
By:	John H. Streur*
John H. Streur, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 3, 2017.

Signature	Title

John H. Streur*	President and Director
John H. Streur

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Richard L. Baird, Jr.*	Director	Miles D. Harper, III*	Director
Richard L. Baird, Jr.		Miles D. Harper, III

Alice Gresham Bullock *	Director	Joy V. Jones*	Director
Alice Gresham Bullock		Joy V. Jones

Cari Dominguez*	Director	Anthony A. Williams*	Director
Cari Dominguez		Anthony A. Williams

John G. Guffey, Jr.*	Director
John G. Guffey, Jr.

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this Post-Effective Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(i)	Opinion and Consent of Internal Counsel dated October 3, 2017
(j)

Consent of Independent Registered Public Accounting Firm for Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund and Calvert Developed Markets Ex-U.S. Responsible Index Fund dated October 2, 2017